                                                                               .
                                                                               .
                                                                               .

                       NYLIAC CORPEXEC VUL ANNUAL REPORT

                               DECEMBER 31, 2006

                       TABLE OF CONTENTS - VOLUME 1 OF 3

President's Letter..........................................       3
Supplement to May 2006 Product Prospectus...................       5
Performance Summaries.......................................       7

NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account - I
Statement of Assets and Liabilities.........................      18
Statement of Operations.....................................      32
Statement of Changes in Net Assets..........................      40
Notes to Financial Statements...............................      52
Report of Independent Registered Accounting Firm............      89

The Annual Report for the MainStay VP Series Fund, Inc.
  Balanced Portfolio - Initial Class*
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Initial Class*
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Initial Class*
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class (formerly
    known as MainStay VP Basic Value - Initial Class)+
  Income & Growth Portfolio - Initial Class+
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class+
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Initial Class*
  Moderate Growth Allocation Portfolio - Initial Class*
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class*
  Value Portfolio - Initial Class

*The MainStay VP Balanced Portfolio - Initial Class,
 Conservative Allocation Portfolio - Initial Class,
 Developing Growth Portfolio - Initial Class, Growth
 Allocation Portfolio - Initial Class, Moderate Allocation
 Portfolio - Initial Class, Moderate Growth Allocation
 Portfolio - Initial Class and Total Return Portfolio -
 Initial Class are not available under the CorpExec VUL policy.

 +Effective August 15, 2006, the MainStay VP ICAP Select
  Equity Portfolio - Initial Class (formerly known as
  MainStay VP Basic Value Portfolio - Initial Class), Income
  & Growth Portfolio - Initial Class and Large Cap
  Growth - Initial Class portfolios were closed to new purchases (including new premiums and any type of transfer).
                 TABLE OF CONTENTS - VOLUME 2 OF 3
  The Annual Reports for the Portfolios listed below:
  AIM V.I. International Growth Fund - Series I Shares
  AIM V.I. Global Real Estate Fund - Series I Shares
  Alger American Leveraged AllCap Portfolio - Class O
  Shares+
  Alger American Small Capitalization Portfolio - Class O
  Shares
  American Century(R) VP Value - Class II
  American Funds Asset Allocation Fund - Class 2 Shares
  American Funds Global Small Capitalization Fund - Class 2
  Shares
  American Funds Growth Fund - Class 2 Shares
  American Funds Growth - Income Fund - Class 2 Shares
  American Funds International Fund - Class 2 Shares
  Baron Capital Asset - Insurance Shares
  Calvert Social Balanced Portfolio+
  Davis Value Portfolio
  Delaware VIP International Value Equity Series
  Fund - Standard Class
  Dreyfus IP Technology Growth - Initial Shares
  Dreyfus VIF Developing Leaders - Initial Shares**

  Dreyfus VIF Emerging Leaders - Initial Shares
  DWS Small Cap Index VIP - Class A Shares
  Fidelity(R) VIP Contrafund(R) - Initial Class
  Fidelity(R) VIP Equity-Income - Initial Class
  Fidelity(R) VIP 2010 - Initial Class
  Fidelity(R) VIP 2020 - Initial Class
  Fidelity(R) VIP 2030 - Initial Class
  Fidelity(R) VIP Growth - Initial Class
  Fidelity(R) VIP Index 500 - Initial Class
  Fidelity(R) VIP Investment Grade Bond - Initial Class
  Fidelity(R) VIP Mid-Cap - Initial Class
  Fidelity(R) VIP Overseas - Initial Class
  Fidelity(R) VIP Value Strategies - Service Class 2
                 TABLE OF CONTENTS - VOLUME 3 OF 3
  Janus Aspen Series Balanced - Institutional Shares
  Janus Aspen Series Forty - Institutional Shares
  Janus Aspen Series Mid Cap Growth - Institutional Shares
  Janus Aspen Series Worldwide Growth - Institutional Shares
  Lazard Retirement International Equity Portfolio - Service
  Shares
  Lord Abbett Series fund Mid-Cap Value Portfolio
  MFS(R) New Discovery Series - Initial Class+
  MFS(R) Utilities Series - Initial Class
  Morgan Stanley UIF Emerging Markets Debt - Class I
  Morgan Stanley UIF Emerging Markets Equity - Class I
  Morgan Stanley UIF U.S. Real Estate - Class I
  Neuberger Berman AMT Partners Portfolio - I Class Shares
  PIMCO Long-Term U.S. Government Bond
  Portfolio - Administrative Class Shares
  PIMCO Low Duration - Administrative Class Shares
  PIMCO Real Return - Administrative Class Shares
  PIMCO Total Return - Administrative Class Shares
  Royce Micro-Cap Portfolio - Investment Class
  Royce Small-Cap Portfolio - Investment Class
  T. Rowe Price Blue Chip Growth Portfolio
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Equity Index 500 Portfolio
  T. Rowe Price International Stock Portfolio
  T. Rowe Price Limited - Term Bond Portfolio
  T. Rowe Price New America Growth Portfolio
  T. Rowe Price Personal Strategy Balanced Portfolio
  Van Eck Worldwide Absolute Return Fund - Initial Class
  Shares

+Effective August 15, 2006, the Alger American Leveraged
 AllCap - Class O Shares, Calvert Social Balanced Portfolio and MFS(R) New Discovery Series - Initial Class portfolios were closed to new purchases (including new premiums and any type of transfer).

**Effective May 1, 2006, the Dreyfus VIF Developing
  Leaders - Initial Shares portfolio was closed to new purchases (including new premiums and any type of transfer).

Supplements to May 2006 Product and Fund Prospectuses

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2006 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2007

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                                        4

                       SUPPLEMENT DATED FEBRUARY 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2006, AS AMENDED, FOR

               CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE

                                  INVESTING IN
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2006 prospectus (the "Prospectus") for the Corporate Executive Series Variable Universal Life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to clarify the free look procedures under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectus entitled "FREE LOOK," the language contained in such section is deleted in its entirety and replaced with the following:

          You have the right to cancel your policy, within certain limits. Under the free look provision of your policy, in most jurisdictions, you have 20 days after you receive your policy to return it and receive a refund. To receive a refund, you must return the policy to NYLIAC's Service Office at the address noted on the first page of the prospectus (or any other address We indicate to you in writing) or to the registered representative from whom you purchased the policy, along with a written request for cancellation in a form acceptable to us.

          We will allocate premium payments you make with your application or during the free look period to our General Account until the end of the free look period. On the Business Day following the free look period, We will allocate the Net Premium plus any accrued interest to the Investment Divisions you have selected. If you cancel your policy, however, We will pay you only the greater of (a) your policy's Cash Value calculated as of the Business Day either NYLIAC's Service Office or the registered representative through whom you purchased it receives the policy along with the written request for cancellation, or (b) the total premium payments you have made, less any loans and any partial withdrawals you have taken.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL II
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and the underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CorpExec VUL II was first offered for sale 12/2001. This performance summary assumes the CorpExec II portfolios were available from the inception dates shown.

 * AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

** MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

 # Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

The chart below shows the Average Annual Total Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets. These returns do not reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                              SINCE
                                                              INCEPTION   TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                          1/23/84   4.17%   4.17%     3.22%     4.55%     5.66%       7.93%
 Capital Appreciation -- Initial Class                          1/29/93   4.06%   4.06%     5.26%     0.34%     3.89%       7.34%
 Cash Management (Current 7-day yield as of December 31,
   2006 is 4.83%)*                                              1/29/93   4.18%   4.18%     2.40%     1.69%     3.16%       3.36%
 Common Stock -- Initial Class                                  1/23/84  16.04%  16.04%    11.22%     5.50%     7.93%      10.55%
 Convertible -- Initial Class                                   10/1/96  10.03%  10.03%     7.30%     6.66%     7.98%       8.17%
 Floating Rate -- Initial Class                                  5/2/05   5.60%   5.60%       NA        NA        NA        4.45%
 Government -- Initial Class                                    1/29/93   3.68%   3.68%     2.87%     3.87%     5.24%       5.22%
 High Yield Corporate Bond -- Initial Class                      5/1/95  11.62%  11.62%     8.74%    12.18%     8.47%       9.51%
 ICAP Select Equity -- Initial Class (formerly known as
   MainStay VP Basic Value -- Initial Class)                     5/1/98  18.86%  18.86%    11.48%     6.30%       NA        4.75%
 Income & Growth -- Initial Class                                5/1/98  16.43%  16.43%    10.88%     6.98%       NA        4.42%
 International Equity -- Initial Class                           5/1/95  30.84%  30.84%    18.07%    15.21%     8.82%       9.00%
 Large Cap Growth -- Initial Class                               5/1/98   6.84%   6.84%     2.63%    (0.27)%      NA        4.17%
 Mid Cap Core -- Initial Class                                   7/2/01  14.53%  14.53%    17.22%    13.52%       NA       10.94%
 Mid Cap Growth -- Initial Class                                 7/2/01   8.83%   8.83%    15.76%     9.74%       NA        7.04%
 Mid Cap Value -- Initial Class                                  6/1/98  13.63%  13.63%    11.91%     8.91%       NA        7.82%
 S&P 500 Index -- Initial Class**                               1/29/93  15.03%  15.03%     9.74%     5.52%     7.75%      10.07%
 Small Cap Growth -- Initial Class                               7/2/01   5.93%   5.93%     6.18%     4.38%       NA        3.06%
 Value -- Initial Class                                          5/1/95  18.43%  18.43%    11.60%     6.77%     7.06%       9.31%
AIM V.I. International Growth Fund -- Series I Shares            5/5/93  27.76%  27.76%    22.86%    14.91%     7.80%       9.48%
AIM V.I. Global Real Estate Fund -- Series I Shares              4/1/98  42.07%  42.07%    30.07%    26.39%       NA       15.12%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95  18.82%  18.82%    13.45%     5.24%    10.41%      14.86%
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                         9/21/88  19.57%  19.57%    17.38%    11.01%     4.60%      11.22%
American Century VP Value -- Class II                           8/14/01  18.03%  18.03%    11.94%       NA        NA        9.33%
American Funds Asset Allocation Fund -- Class 2 Shares          4/30/97  14.24%  14.24%    10.27%     7.26%       NA        7.62%
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                         4/30/98  23.59%  23.59%    22.96%    18.06%       NA       14.45%
American Funds Growth Fund -- Class 2 Shares                    4/30/97   9.81%   9.81%    12.52%     7.89%       NA       13.18%
American Funds Growth-Income Fund -- Class 2 Shares             4/30/97  14.78%  14.78%    10.00%     7.39%       NA        9.69%
American Funds International Fund -- Class 2 Shares             4/30/97  18.54%  18.54%    19.48%    14.22%       NA       10.50%
Baron Capital Asset -- Insurance Shares                         10/1/98  15.10%  15.10%    14.05%    10.44%       NA       15.12%
Calvert Social Balanced Portfolio                                9/2/86   8.37%   8.37%     7.15%     5.06%     5.91%       8.70%
Davis Value Portfolio                                            7/1/99  14.58%  14.58%    11.82%     8.56%       NA        5.58%
Delaware VIP International Value Equity Series -- Standard
 Class                                                         10/29/92  23.13%  23.13%    18.88%    16.47%     9.64%      10.34%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99   3.92%   3.92%     2.46%    (0.47)%      NA       (4.10)%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares      8/31/90   3.39%   3.39%     6.53%     5.03%     6.36%      21.00%
Dreyfus VIF Emerging Leaders -- Initial Shares                 12/15/99   7.84%   7.84%     8.77%     8.61%       NA       12.62%
DWS Small Cap Index VIP -- Class A Shares                       8/22/97  17.06%  17.06%    12.57%    10.49%       NA        7.45%
----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                            0.54
 Capital Appreciation -- Initial Class                            0.64
 Cash Management (Current 7-day yield as of December 31,
   2006 is 4.83%)*                                                0.55
 Common Stock -- Initial Class                                    0.52
 Convertible -- Initial Class                                     0.67
 Floating Rate -- Initial Class                                   0.79
 Government -- Initial Class                                      0.59
 High Yield Corporate Bond -- Initial Class                       0.60
 ICAP Select Equity -- Initial Class (formerly known as
   MainStay VP Basic Value -- Initial Class)                      0.99
 Income & Growth -- Initial Class                                 0.94
 International Equity -- Initial Class                            1.07
 Large Cap Growth -- Initial Class                                0.83
 Mid Cap Core -- Initial Class                                    0.98
 Mid Cap Growth -- Initial Class                                  0.97
 Mid Cap Value -- Initial Class                                   0.84
 S&P 500 Index -- Initial Class**                                 0.39
 Small Cap Growth -- Initial Class                                0.95
 Value -- Initial Class                                           0.66
AIM V.I. International Growth Fund -- Series I Shares               NA
AIM V.I. Global Real Estate Fund -- Series I Shares                 NA
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.97
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                           0.97
American Century VP Value -- Class II                             1.10
American Funds Asset Allocation Fund -- Class 2 Shares              NA
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                             NA
American Funds Growth Fund -- Class 2 Shares                        NA
American Funds Growth-Income Fund -- Class 2 Shares                 NA
American Funds International Fund -- Class 2 Shares                 NA
Baron Capital Asset -- Insurance Shares                           1.36
Calvert Social Balanced Portfolio                                 0.93
Davis Value Portfolio                                             0.81
Delaware VIP International Value Equity Series -- Standard
 Class                                                              NA
Dreyfus IP Technology Growth -- Initial Shares                    0.88
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares        0.82
Dreyfus VIF Emerging Leaders -- Initial Shares                    1.13
DWS Small Cap Index VIP -- Class A Shares                         0.45
-------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)                4/26/05   9.41%   9.41%     NA      NA      NA     10.48%
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)                4/26/05  11.54%  11.54%     NA      NA      NA     13.59%
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)                4/26/05  12.78%  12.78%     NA      NA      NA     15.62%
Fidelity(R) VIP Contrafund(R) -- Initial Class                   1/3/95  11.30%  11.30%  14.27%  11.52%  10.77%    13.73%
Fidelity(R) VIP Equity Income -- Initial Class                  10/9/86  19.75%  19.75%  11.96%   8.56%   8.78%    10.95%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86   6.46%   6.46%   4.94%   1.27%   6.14%    10.24%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92  15.30%  15.30%   9.89%   5.63%   7.76%    10.39%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88   3.96%   3.96%   3.28%   4.89%   5.85%     6.73%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98  12.28%  12.28%  18.10%  15.37%     NA     18.97%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87  17.64%  17.64%  16.46%  12.38%   7.25%     7.37%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02  15.58%  15.58%  10.19%     NA      NA     11.03%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93  10.31%  10.31%   8.66%   6.32%   9.95%    10.99%
Janus Aspen Series Forty -- Institutional Shares                 7/1/95   8.94%   8.94%  13.00%   7.80%     NA     12.29%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93  13.19%  13.19%  15.07%   8.05%   7.36%    10.56%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93  17.77%  17.77%   9.05%   3.52%   7.05%    10.74%
Lazard Retirement International Equity Portfolio                 9/1/98  22.08%  22.08%  15.52%  11.92%     NA      6.01%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99  11.82%  11.82%  14.22%  10.73%     NA     14.49%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95  12.58%  12.58%  10.12%   5.06%   5.97%     7.95%
MFS(R) New Discovery Series -- Initial Class                     5/1/98  12.80%  12.80%   7.87%   2.64%     NA      7.38%
MFS(R) Utilities Series -- Initial Class                         1/3/95  30.78%  30.78%  25.46%  15.52%  12.80%    14.84%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97  10.40%  10.40%  10.63%  13.42%     NA      8.16%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96  36.64%  36.64%  30.75%  24.78%   9.65%     9.16%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  37.53%  37.53%  29.66%  24.17%     NA     15.91%
Neuberger Berman AMT Partners Portfolio -- I Class Shares       3/22/94  11.83%  11.83%  15.95%   9.66%   8.38%    11.07%
PIMCO Long-Term U.S. Government Bond Portfolio --
  Administrative Class Shares                                   4/30/99   0.78%   0.78%   4.07%   6.45%     NA      6.86%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   3.58%   3.58%   1.88%   2.84%     NA      3.85%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99   0.33%   0.33%   3.45%   7.09%     NA      7.99%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97   3.46%   3.46%   3.33%   4.65%     NA      5.32%
Royce Micro-Cap Portfolio                                      12/27/96  20.62%  20.62%  15.01%  14.44%     NA     16.96%
Royce Small-Cap Portfolio                                      12/27/96  15.14%  15.14%  15.74%  13.35%     NA     15.22%
T. Rowe Price Blue Chip Growth Portfolio                       12/29/00   9.26%   9.26%   7.69%   3.96%     NA      0.70%
T. Rowe Price Equity Income Portfolio                           3/31/94  18.53%  18.53%  12.04%   8.77%   9.59%    12.06%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00  14.95%  14.95%   9.70%   5.55%     NA      2.35%
T. Rowe Price International Stock Portfolio                     3/31/94  18.65%  18.65%  15.85%  10.48%   5.10%     6.04%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   3.68%   3.68%   1.91%   2.92%   4.49%     4.71%
T. Rowe Price New America Growth Portfolio                      3/31/94   6.93%   6.93%   7.13%   3.40%   4.00%     8.05%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94  11.44%  11.44%   9.94%   8.70%   8.41%    10.38%
Van Eck Worldwide Absolute Return Fund -- Initial Class
  Shares                                                         5/1/03   8.36%   8.36%     NA      NA      NA      1.94%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)                    NA
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)                    NA
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)                    NA
Fidelity(R) VIP Contrafund(R) -- Initial Class                    0.65
Fidelity(R) VIP Equity Income -- Initial Class                    0.56
Fidelity(R) VIP Growth -- Initial Class                           0.64
Fidelity(R) VIP Index 500 -- Initial Class                        0.28
Fidelity(R) VIP Investment Grade Bond -- Initial Class            0.54
Fidelity(R) VIP Mid-Cap -- Initial Class                          0.68
Fidelity(R) VIP Overseas -- Initial Class                         0.86
Fidelity(R) VIP Value Strategies -- Service Class 2               0.76
Janus Aspen Series Balanced -- Institutional Shares               0.67
Janus Aspen Series Forty -- Institutional Shares                  0.66
Janus Aspen Series Mid Cap Growth -- Institutional Shares         0.67
Janus Aspen Series Worldwide Growth -- Institutional Shares       0.71
Lazard Retirement International Equity Portfolio                  1.25
Lord Abbett Mid-Cap Value Portfolio                               1.08
MFS(R) Investors Trust Series -- Initial Class                      NA
MFS(R) New Discovery Series -- Initial Class                      1.03
MFS(R) Utilities Series -- Initial Class                          0.91
Morgan Stanley UIF Emerging Markets Debt -- Class 1               1.20
Morgan Stanley UIF Emerging Markets Equity -- Class 1             1.75
Morgan Stanley UIF U.S. Real Estate -- Class I                    1.10
Neuberger Berman AMT Partners Portfolio -- I Class Shares           NA
PIMCO Long-Term U.S. Government Bond Portfolio --
  Administrative Class Shares                                       NA
PIMCO Low Duration Portfolio -- Administrative Class Shares       0.66
PIMCO Real Return Portfolio -- Administrative Class Shares        0.66
PIMCO Total Return Portfolio -- Administrative Class Shares       0.65
Royce Micro-Cap Portfolio                                         1.34
Royce Small-Cap Portfolio                                         1.14
T. Rowe Price Blue Chip Growth Portfolio                          0.85
T. Rowe Price Equity Income Portfolio                             0.85
T. Rowe Price Equity Index 500 Portfolio                          0.40
T. Rowe Price International Stock Portfolio                       1.05
T. Rowe Price Limited-Term Bond Portfolio                         0.70
T. Rowe Price New America Growth Portfolio                        0.85
T. Rowe Price Personal Strategy Balanced Portfolio                0.88
Van Eck Worldwide Absolute Return Fund -- Initial Class
  Shares                                                          2.50
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                          1/23/84   4.55%   4.55%   3.60%   4.94%   6.05%     8.33%
 Capital Appreciation -- Initial Class                          1/29/93   4.45%   4.45%   5.65%   0.71%   4.27%     7.74%
 Cash Management (Current 7-day yield as of December 31,
   2006 is 4.83%)*                                              1/29/93   4.57%   4.57%   2.78%   2.07%   3.54%     3.75%
 Common Stock -- Initial Class                                  1/23/84  16.47%  16.47%  11.63%   5.89%   8.33%    10.96%
 Convertible -- Initial Class                                   10/1/96  10.44%  10.44%   7.70%   7.05%   8.38%     8.57%
 Floating Rate -- Initial Class                                  5/2/05   5.99%   5.99%     NA      NA      NA      4.84%
 Government -- Initial Class                                    1/29/93   4.06%   4.06%   3.25%   4.26%   5.63%     5.61%
 High Yield Corporate Bond -- Initial Class                      5/1/95  12.04%  12.04%   9.14%  12.59%   8.87%     9.92%
 ICAP Select Equity -- Initial Class (formerly known as
   MainStay VP Basic Value -- Initial Class)                     5/1/98  19.31%  19.31%  11.89%   6.70%     NA      5.14%
 Income & Growth -- Initial Class                                5/1/98  16.86%  16.86%  11.29%   7.38%     NA      4.81%
 International Equity -- Initial Class                           5/1/95  31.33%  31.33%  18.50%  15.64%   9.22%     9.40%
 Large Cap Growth -- Initial Class                               5/1/98   7.24%   7.24%   3.01%   0.10%     NA      4.56%
 Mid Cap Core -- Initial Class                                   7/2/01  14.96%  14.96%  17.65%  13.94%     NA     11.35%
 Mid Cap Growth -- Initial Class                                 7/2/01   9.24%   9.24%  16.19%  10.15%     NA      7.44%
 Mid Cap Value -- Initial Class                                  7/2/01  14.05%  14.05%  12.32%   9.32%     NA      8.22%
 S&P 500 Index -- Initial Class***                              1/29/93  15.45%  15.45%  10.15%   5.91%   8.14%    10.48%
 Small Cap Growth -- Initial Class                               7/2/01   6.32%   6.32%   6.57%   4.77%     NA      3.45%
 Value -- Initial Class                                          5/1/95  18.87%  18.87%  12.01%   7.16%   7.46%     9.72%
AIM V.I. International Growth Fund -- Series I Shares            5/5/93  28.23%  28.23%  23.32%  15.34%   8.20%     9.88%
A.I.M. V.I. Global Real Estate Fund -- Series I Shares           4/1/98  42.60%  42.60%  30.55%  26.86%     NA     15.55%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95  19.26%  19.26%  13.88%   5.63%  10.82%    15.28%
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                         9/21/88  20.02%  20.02%  17.81%  11.42%   4.98%    11.63%
American Century VP Value -- Class II                           8/14/01  18.46%  18.46%  12.35%   9.76%     NA      9.73%
American Funds Asset Allocation Fund -- Class 2 Shares          4/30/97  14.66%  14.66%  10.68%   7.66%     NA      8.02%
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                         4/30/98  24.05%  24.05%  23.41%  18.49%     NA     14.87%
American Funds Growth Fund -- Class 2 Shares                    4/30/97  10.22%  10.22%  12.94%   8.29%     NA     13.60%
American Funds Growth-Income Fund -- Class 2 Shares             4/30/97  15.20%  15.20%  10.40%   7.79%     NA     10.09%
American Funds International Fund -- Class 2 Shares             4/30/97  18.98%  18.98%  19.93%  14.65%     NA     10.91%
Baron Capital Asset -- Insurance Shares                         10/1/98  15.52%  15.52%  14.48%  10.85%     NA     15.55%
Calvert Social Balanced Portfolio                                9/2/86   8.77%   8.77%   7.55%   5.45%   6.30%     9.10%
Davis Value Portfolio                                            7/1/99  15.00%  15.00%  12.24%   8.97%     NA      5.97%
Delaware VIP International Value Equity Series -- Standard
 Class                                                         10/29/92  23.59%  23.59%  19.32%  16.90%  10.05%    10.75%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99   4.31%   4.31%   2.84%  -0.11%     NA     -3.75%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares      8/31/90   3.77%   3.77%   6.92%   5.42%   6.76%    21.44%
Dreyfus VIF Emerging Leaders -- Initial Shares                 12/15/99   8.24%   8.24%   9.17%   9.01%     NA     13.03%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                             0.54
 Capital Appreciation -- Initial Class                             0.64
 Cash Management (Current 7-day yield as of December 31,
   2006 is 4.83%)*                                                 0.55
 Common Stock -- Initial Class                                     0.52
 Convertible -- Initial Class                                      0.67
 Floating Rate -- Initial Class                                    0.79
 Government -- Initial Class                                       0.59
 High Yield Corporate Bond -- Initial Class                        0.60
 ICAP Select Equity -- Initial Class (formerly known as
   MainStay VP Basic Value -- Initial Class)                       0.99
 Income & Growth -- Initial Class                                  0.94
 International Equity -- Initial Class                             1.07
 Large Cap Growth -- Initial Class                                 0.83
 Mid Cap Core -- Initial Class                                     0.98
 Mid Cap Growth -- Initial Class                                   0.97
 Mid Cap Value -- Initial Class                                    0.84
 S&P 500 Index -- Initial Class***                                 0.39
 Small Cap Growth -- Initial Class                                 0.95
 Value -- Initial Class                                            0.66
AIM V.I. International Growth Fund -- Series I Shares                NA
A.I.M. V.I. Global Real Estate Fund -- Series I Shares               NA
Alger American Leveraged All Cap Portfolio -- Class O Shares       0.97
Alger American Small Capitalization Portfolio -- Class O
 Shares                                                            0.97
American Century VP Value -- Class II                              1.10
American Funds Asset Allocation Fund -- Class 2 Shares               NA
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                              NA
American Funds Growth Fund -- Class 2 Shares                         NA
American Funds Growth-Income Fund -- Class 2 Shares                  NA
American Funds International Fund -- Class 2 Shares                  NA
Baron Capital Asset -- Insurance Shares                            1.36
Calvert Social Balanced Portfolio                                  0.93
Davis Value Portfolio                                              0.81
Delaware VIP International Value Equity Series -- Standard
 Class                                                               NA
Dreyfus IP Technology Growth -- Initial Shares                     0.88
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares         0.82
Dreyfus VIF Emerging Leaders -- Initial Shares                     1.13
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
DWS Small Cap Index VIP -- Class A Shares                      8/22/97    17.49%  17.49%  12.99%  10.90%     NA      7.85%
Fidelity(R) Contrafund(R) -- Initial Class                      1/3/95    11.72%  11.72%  14.69%  11.93%  11.18%    14.15%
Fidelity(R) VIP Equity Income -- Initial Class                 10/9/86    20.19%  20.19%  12.38%   8.96%   9.18%    11.36%
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)               4/26/05     9.82%   9.82%     NA      NA      NA     10.89%
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)               4/26/05    11.95%  11.95%     NA      NA      NA     14.01%
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)               4/26/05    13.20%  13.20%     NA      NA      NA     16.05%
Fidelity(R) VIP Growth -- Initial Class                        10/9/86     6.85%   6.85%   5.33%   1.65%   6.53%    10.65%
Fidelity(R) VIP Index 500 -- Initial Class                     8/27/92    15.73%  15.73%  10.30%   6.02%   8.16%    10.80%
Fidelity(R) VIP Investment Grade Bond -- Initial Class         12/6/88     4.35%   4.35%   3.66%   5.27%   6.24%     7.12%
Fidelity(R) VIP Mid-Cap -- Initial Class                      12/28/98    12.70%  12.70%  18.54%  15.80%     NA     19.41%
Fidelity(R) VIP Overseas -- Initial Class                      1/28/87    18.08%  18.08%  16.90%  12.79%   7.64%     7.77%
Fidelity(R) VIP Value Strategies -- Service Class 2            2/20/02    16.01%  16.01%  10.59%     NA      NA     11.44%
Janus Aspen Series Balanced -- Institutional Shares            9/13/93    10.72%  10.72%   9.06%   6.72%  10.36%    11.40%
Janus Aspen Series Forty -- Institutional Shares                5/1/97     9.35%   9.35%  13.42%   8.20%     NA     12.70%
Janus Aspen Series Mid Cap Growth -- Institutional Shares      9/13/93    13.61%  13.61%  15.50%   8.45%   7.76%    10.97%
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93    18.20%  18.20%   9.45%   3.91%   7.45%    11.15%
Lazard Retirement International Equity Portfolio                9/1/98    22.53%  22.53%  15.95%  12.34%     NA      6.40%
Lord Abbett Mid-Cap Value Portfolio                            9/15/99    12.23%  12.23%  14.64%  11.14%     NA     14.92%
MFS(R) Investors Trust Series -- Initial Class                 10/9/95    12.99%  12.99%  10.53%   5.45%   6.36%     8.35%
MFS(R) New Discovery Series -- Initial Class                    5/1/98    13.22%  13.22%   8.27%   3.02%     NA      7.78%
MFS(R) Utilities Series -- Initial Class                        1/3/95    31.26%  31.26%  25.92%  15.95%  13.22%    15.26%
Morgan Stanley UIF Emerging Markets Debt -- Class 1            6/16/97    10.81%  10.81%  11.04%  13.84%     NA      8.56%
Morgan Stanley UIF Emerging Markets Equity -- Class 1          10/1/96    37.14%  37.14%  31.23%  25.24%  10.06%     9.56%
Morgan Stanley UIF U.S. Real Estate -- Class I                  3/3/97    38.04%  38.04%  30.14%  24.63%     NA     16.34%
Neuberger Berman AMT Partners Portfolio -- I Class Shares      3/22/94    12.24%  12.24%  16.38%  10.07%   8.79%    11.49%
PIMCO Long-Term U.S. Government Bond Portfolio --
 Administrative Class Shares                                   4/30/99     1.16%   1.16%   4.45%   6.85%     NA      7.26%
PIMCO Low Duration Portfolio -- Administrative Class Shares    2/16/99     3.96%   3.96%   2.26%   3.22%     NA      4.24%
PIMCO Real Return Portfolio -- Administrative Class Shares     9/30/99     0.70%   0.70%   3.84%   7.49%     NA      8.39%
PIMCO Total Return Portfolio -- Administrative Class Shares   12/31/97     3.85%   3.85%   3.72%   5.03%     NA      5.71%
Royce Micro-Cap Portfolio                                     12/27/96    21.07%  21.07%  15.44%  14.86%  17.39%    17.39%
Royce Small-Cap Portfolio                                     12/27/96    15.57%  15.57%  16.17%  13.77%  15.55%    15.65%
T. Rowe Price Blue Chip Growth Portfolio                      12/29/00     9.67%   9.67%   8.09%   4.34%     NA      1.07%
T. Rowe Price Equity Income Portfolio                          3/31/94    18.97%  18.97%  12.46%   9.17%   9.99%    12.47%
T. Rowe Price Equity Index 500 Portfolio                      12/29/00    15.38%  15.38%  10.11%   5.94%     NA      2.73%
T. Rowe Price International Stock Portfolio                    3/31/94    19.09%  19.09%  16.28%  10.89%   5.49%     6.44%
T. Rowe Price Limited-Term Bond Portfolio                      5/13/94     4.06%   4.06%   2.29%   3.31%   4.88%     5.10%
T. Rowe Price New America Growth Portfolio                     3/31/94     7.33%   7.33%   7.53%   3.79%   4.38%     8.45%
T. Rowe Price Personal Strategy Balanced Portfolio            12/30/94    11.85%  11.85%  10.34%   9.11%   8.81%    10.78%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                         5/1/03     8.76%   8.76%   2.77%     NA      NA      2.32%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
DWS Small Cap Index VIP -- Class A Shares                        0.45
Fidelity(R) Contrafund(R) -- Initial Class                       0.65
Fidelity(R) VIP Equity Income -- Initial Class                   0.56
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)                   NA
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)                   NA
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)                   NA
Fidelity(R) VIP Growth -- Initial Class                          0.64
Fidelity(R) VIP Index 500 -- Initial Class                       0.28
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.54
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.68
Fidelity(R) VIP Overseas -- Initial Class                        0.86
Fidelity(R) VIP Value Strategies -- Service Class 2              0.76
Janus Aspen Series Balanced -- Institutional Shares              0.67
Janus Aspen Series Forty -- Institutional Shares                 0.66
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.67
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.71
Lazard Retirement International Equity Portfolio                 1.25
Lord Abbett Mid-Cap Value Portfolio                              1.08
MFS(R) Investors Trust Series -- Initial Class                     NA
MFS(R) New Discovery Series -- Initial Class                     1.03
MFS(R) Utilities Series -- Initial Class                         0.91
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.20
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.75
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.10
Neuberger Berman AMT Partners Portfolio -- I Class Shares          NA
PIMCO Long-Term U.S. Government Bond Portfolio --
 Administrative Class Shares                                       NA
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.66
PIMCO Real Return Portfolio -- Administrative Class Shares       0.66
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65
Royce Micro-Cap Portfolio                                        1.34
Royce Small-Cap Portfolio                                        1.14
T. Rowe Price Blue Chip Growth Portfolio                         0.85
T. Rowe Price Equity Income Portfolio                            0.85
T. Rowe Price Equity Index 500 Portfolio                         0.40
T. Rowe Price International Stock Portfolio                      1.05
T. Rowe Price Limited-Term Bond Portfolio                        0.70
T. Rowe Price New America Growth Portfolio                       0.85
T. Rowe Price Personal Strategy Balanced Portfolio               0.88
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.50
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL III, IV & V
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CorpExec III, IV and V were first offered for sale 10/2003, 9/2004 and 8/2006 respectively. For the period from the inception date, until the product introduction, the performance summary assumes that the CorpExec VUL III, IV and V policies were available, which they were not.

 * AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

** MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

 # Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III, IV & V

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

The chart below shows the Average Annual Total Returns of each INVESTMENT DIVISION OF THE SEPARATE ACCOUNT based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets for year 1, 0.45% years 2 through 25, and 0.25% years 26 and beyond. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is not guarantee of future results.

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                         1/23/84   4.29%   4.29%   3.01%   4.34%   5.45%     7.71%
  Capital Appreciation -- Initial Class                         1/29/93   4.18%   4.18%   5.05%   0.14%   3.68%     7.13%
  Cash Management (Current 7-day yield as of
    December 31, 2006 is 4.83%)*                                1/29/93   4.32%   4.32%   2.20%   1.49%   2.95%     3.16%
  Common Stock -- Initial Class                                 1/23/84  16.20%  16.20%  11.01%   5.30%   7.71%    10.33%
  Convertible -- Initial Class                                  10/1/96  10.14%  10.14%   7.08%   6.44%   7.76%     7.95%
  Floating Rate -- Initial Class                                 5/2/05   5.72%   5.72%     NA      NA      NA      4.27%
  Government -- Initial Class                                   1/29/93   3.80%   3.80%   2.66%   3.67%   5.03%     5.01%
  High Yield Corporate Bond -- Initial Class                     5/1/95  11.75%  11.75%   8.52%  11.95%   8.25%     9.30%
  ICAP Select Equity -- Initial Class (formerly known as
    MainStay VP Basic Value -- Initial Class)                    5/1/98  19.00%  19.00%  11.25%   6.08%     NA      4.54%
  Income & Growth -- Initial Class                               5/1/98  16.57%  16.57%  10.66%   6.77%     NA      4.21%
  International Equity -- Initial Class                          5/1/95  30.99%  30.99%  17.84%  14.98%   8.60%     8.78%
  Large Cap Growth -- Initial Class                              5/1/98   6.97%   6.97%   2.42%  -0.47%     NA      3.97%
  Mid Cap Core -- Initial Class                                  7/2/01  14.66%  14.66%  16.98%  13.29%     NA     10.73%
  Mid Cap Growth -- Initial Class                                7/2/01   8.96%   8.96%  15.52%   9.52%     NA      6.83%
  Mid Cap Value -- Initial Class                                 7/2/01  13.77%  13.77%  11.68%   8.70%     NA      7.61%
  S&P 500 Index -- Initial Class***                             1/29/93  15.15%  15.15%   9.52%   5.31%   7.53%     9.86%
  Small Cap Growth -- Initial Class                              7/2/01   6.05%   6.05%   5.96%   4.17%     NA      2.86%
  Value -- Initial Class                                         5/1/95  18.57%  18.57%  11.37%   6.55%   6.85%     9.10%
AIM V.I. International Growth Fund--Series I Shares              5/5/93  27.91%  27.91%  22.61%  14.67%   7.59%     9.26%
AIM V.I. Global Real Estate Fund -- Series I Shares
  Fund -- Series I Shares                                       3/31/98  42.24%  42.24%  29.81%  26.14%     NA     14.89%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95  18.96%  18.96%  13.23%   5.03%  10.19%    14.62%
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                        9/21/88  19.72%  19.72%  17.14%  10.79%   4.38%    11.00%
American Century VP Value -- Class II                           8/14/01  18.16%  18.16%  11.71%     NA      NA      9.11%
American Funds Asset Allocation Fund -- Class 2 Shares          4/30/97  14.37%  14.37%  10.05%   7.05%     NA      7.41%
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                        4/30/98  23.76%  23.76%  22.72%  17.83%     NA     14.23%
American Funds Growth Fund -- Class 2 Shares                    4/30/97   9.93%   9.93%  12.30%   7.66%     NA     12.95%
American Funds Growth-Income Fund -- Class 2 Shares             4/30/97  14.92%  14.92%   9.78%   7.19%     NA      9.46%
American Funds International Fund -- Class 2 Shares             4/30/97  18.68%  18.68%  19.25%  14.00%     NA     10.28%
Baron Capital Asset -- Insurance Shares                         10/1/98  15.23%  15.23%  13.84%  10.23%     NA     14.88%
Calvert Social Balanced Portfolio                                9/2/86   8.50%   8.50%   6.94%   4.85%   5.69%     8.48%
Davis Value Portfolio                                            7/1/99  14.71%  14.71%  11.59%   8.34%     NA      5.36%
Delaware VIP International Value Equity Series -- Standard
  Class                                                        10/29/92  23.29%  23.29%  18.65%  16.24%   9.42%    10.13%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99   4.05%   4.05%   2.26%  -0.67%     NA     -4.29%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                           0.51
  Capital Appreciation -- Initial Class                           0.61
  Cash Management (Current 7-day yield as of
    December 31, 2006 is 4.83%)*                                  0.51
  Common Stock -- Initial Class                                   0.51
  Convertible -- Initial Class                                    0.63
  Floating Rate -- Initial Class                                  0.84
  Government -- Initial Class                                     0.57
  High Yield Corporate Bond -- Initial Class                      0.56
  ICAP Select Equity -- Initial Class (formerly known as
    MainStay VP Basic Value -- Initial Class)                     0.96
  Income & Growth -- Initial Class                                0.90
  International Equity -- Initial Class                           0.92
  Large Cap Growth -- Initial Class                               0.85
  Mid Cap Core -- Initial Class                                   0.94
  Mid Cap Growth -- Initial Class                                 0.82
  Mid Cap Value -- Initial Class                                  0.76
  S&P 500 Index -- Initial Class***                               0.34
  Small Cap Growth -- Initial Class                               0.99
  Value -- Initial Class                                          0.61
AIM V.I. International Growth Fund--Series I Shares               1.11
AIM V.I. Global Real Estate Fund -- Series I Shares
  Fund -- Series I Shares                                         1.21
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.97
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                          0.91
American Century VP Value -- Class II                             1.08
American Funds Asset Allocation Fund -- Class 2 Shares            0.60
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                          1.04
American Funds Growth Fund -- Class 2 Shares                      0.60
American Funds Growth-Income Fund -- Class 2 Shares               0.54
American Funds International Fund -- Class 2 Shares               0.82
Baron Capital Asset -- Insurance Shares                           1.34
Calvert Social Balanced Portfolio                                 0.91
Davis Value Portfolio                                             0.81
Delaware VIP International Value Equity Series -- Standard
  Class                                                           1.02
Dreyfus IP Technology Growth -- Initial Shares                    0.81
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                              SINCE
                                                              INCEPTION   TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Dreyfus VIF Developing Leaders -- Initial Shares                8/31/90   3.51%   3.51%     6.32%     4.82%     6.15%      20.75%
Dreyfus VIF Emerging Leaders -- Initial Shares                 12/15/99   7.97%   7.97%     8.55%     8.39%       NA       12.41%
DWS Small Cap Index VIP -- Class A Shares                       8/22/97  17.20%  17.20%    12.34%    10.27%       NA        7.27%
Fidelity(R) VIP Contrafund(R) -- Initial Class                   1/3/95  11.44%  11.44%    14.04%    11.29%    10.55%      13.50%
Fidelity(R) VIP Equity Income -- Initial Class                  10/9/86  19.89%  19.89%    11.74%     8.34%     8.56%      10.68%
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)                4/26/05   9.55%   9.55%       NA        NA        NA       10.28%
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)                4/26/05  11.67%  11.67%       NA        NA        NA       13.39%
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)                4/26/05  12.92%  12.92%       NA        NA        NA       15.37%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86   6.58%   6.58%     4.73%     1.06%     5.92%      10.02%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92  15.44%  15.44%     9.67%     5.43%     7.56%      10.17%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88   4.09%   4.09%     3.07%     4.68%     5.64%       6.50%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98  12.42%  12.42%    17.87%    15.14%       NA       18.73%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87  17.79%  17.79%    16.24%    12.15%     7.03%       7.15%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02  15.72%  15.72%     9.96%       NA        NA       10.79%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93  10.44%  10.44%     8.44%     6.11%     9.74%      10.77%
Janus Aspen Series Forty -- Institutional Shares                 5/1/97   9.08%   9.08%    12.78%     7.59%       NA       12.06%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93  13.33%  13.33%    14.84%     7.83%     7.15%      10.34%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93  17.90%  17.90%     8.83%     3.31%     6.84%      10.52%
Lazard Retirement International Equity Portfolio                 9/1/98  22.22%  22.22%    15.29%    11.70%       NA        5.78%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99  11.95%  11.95%    13.99%    10.51%       NA       14.26%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95  12.71%  12.71%     9.90%     4.85%     5.76%       7.73%
MFS(R) New Discovery Series -- Initial Class                     5/1/98  12.94%  12.94%     7.64%     2.42%       NA        7.17%
MFS(R) Utilities Series -- Initial Class                         1/3/95  30.93%  30.93%    25.20%    15.30%    12.58%      14.61%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97  10.53%  10.53%    10.41%    13.19%       NA        7.94%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96  36.80%  36.80%    30.48%    24.53%     9.43%       8.96%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  37.70%  37.70%    29.40%    23.92%       NA       15.68%
Neuberger Berman AMT Partners Portfolio -- I Class Shares       3/22/94  11.96%  11.96%    15.73%     9.44%     8.17%      10.86%
PIMCO Long-Term U.S. Government Bond
 Portfolio--Administrative Class Shares                         4/30/99   0.92%   0.92%     3.87%     6.24%       NA        6.65%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   3.72%   3.72%     1.69%     2.63%       NA        3.68%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99   0.47%   0.47%     3.26%     6.89%       NA        7.78%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97   3.59%   3.59%     3.13%     4.44%       NA        5.11%
Royce Micro-Cap Portfolio                                      12/27/96  20.77%  20.77%    14.78%    14.21%       NA       16.73%
Royce Small-Cap Portfolio                                       10/1/98  15.28%  15.28%    15.51%    13.12%       NA       15.00%
T. Rowe Price Blue Chip Growth Portfolio                       12/29/00   9.40%   9.40%     7.47%     3.75%       NA        0.50%
T. Rowe Price Equity Income Portfolio                           3/31/94  18.67%  18.67%    11.82%     8.55%     9.36%      11.82%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00  15.09%  15.09%     9.47%     5.28%       NA        2.11%
T. Rowe Price International Stock Portfolio                     3/31/94  18.79%  18.79%    15.61%    10.25%     4.89%       5.83%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   3.82%   3.82%     1.73%     2.72%     4.28%       4.51%
T. Rowe Price New America Growth Portfolio                      3/31/94   7.06%   7.06%     6.93%     3.20%     3.79%       7.83%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94  11.57%  11.57%     9.70%     8.47%     8.19%      10.15%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          5/1/03   8.38%   8.38%     2.19%       NA        NA        1.74%
----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Dreyfus VIF Developing Leaders -- Initial Shares                 0.82
Dreyfus VIF Emerging Leaders -- Initial Shares                   1.03
DWS Small Cap Index VIP -- Class A Shares                        0.51
Fidelity(R) VIP Contrafund(R) -- Initial Class                   0.64
Fidelity(R) VIP Equity Income -- Initial Class                   0.55
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)                 0.56
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)                 0.62
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)                 0.64
Fidelity(R) VIP Growth -- Initial Class                          0.63
Fidelity(R) VIP Index 500 -- Initial Class                       0.10
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.49
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.64
Fidelity(R) VIP Overseas -- Initial Class                        0.82
Fidelity(R) VIP Value Strategies -- Service Class 2              0.91
Janus Aspen Series Balanced -- Institutional Shares              0.57
Janus Aspen Series Forty -- Institutional Shares                 0.67
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.67
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.61
Lazard Retirement International Equity Portfolio                 1.21
Lord Abbett Mid-Cap Value Portfolio                              1.12
MFS(R) Investors Trust Series -- Initial Class                   0.88
MFS(R) New Discovery Series -- Initial Class                     1.00
MFS(R) Utilities Series -- Initial Class                         0.90
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.65
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.09
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.03
Neuberger Berman AMT Partners Portfolio -- I Class Shares        0.90
PIMCO Long-Term U.S. Government Bond
 Portfolio--Administrative Class Shares                          0.63
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65
PIMCO Real Return Portfolio -- Administrative Class Shares       0.66
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65
Royce Micro-Cap Portfolio                                        1.33
Royce Small-Cap Portfolio                                        1.11
T. Rowe Price Blue Chip Growth Portfolio                         0.85
T. Rowe Price Equity Income Portfolio                            0.85
T. Rowe Price Equity Index 500 Portfolio                         0.40
T. Rowe Price International Stock Portfolio                      1.05
T. Rowe Price Limited-Term Bond Portfolio                        0.70
T. Rowe Price New America Growth Portfolio                       0.85
T. Rowe Price Personal Strategy Balanced Portfolio               0.88
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.50
--------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III, IV & V

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006*

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                        1/23/84     4.55%   4.55%   3.60%   4.94%   6.05%     8.33%
  Capital Appreciation -- Initial Class                        1/29/93     4.44%   4.44%   5.65%   0.71%   4.27%     7.74%
  Cash Management (Current 7-day yield as of
    December 31, 2006 is 4.83%)*                               1/29/93     4.58%   4.58%   2.78%   2.07%   3.54%     3.75%
  Common Stock -- Initial Class                                1/23/84    16.49%  16.49%  11.64%   5.90%   8.33%    10.96%
  Convertible -- Initial Class                                 10/1/96    10.42%  10.42%   7.69%   7.05%   8.38%     8.57%
  Floating Rate -- Initial Class                                5/2/05     5.98%   5.98%     NA      NA      NA      4.87%
  Government -- Initial Class                                  1/29/93     4.06%   4.06%   3.25%   4.26%   5.63%     5.61%
  High Yield Corporate Bond -- Initial Class                    5/1/95    12.03%  12.03%   9.14%  12.59%   8.87%     9.92%
  ICAP Select Equity -- Initial Class (formerly known as
    MainStay VP Basic Value -- Initial Class)                   5/1/98    19.30%  19.30%  11.89%   6.69%     NA      5.14%
  Income & Growth -- Initial Class                              5/1/98    16.86%  16.86%  11.29%   7.38%     NA      4.81%
  International Equity -- Initial Class                         5/1/95    31.32%  31.32%  18.51%  15.64%   9.22%     9.40%
  Large Cap Growth -- Initial Class                             5/1/98     7.24%   7.24%   3.01%   0.10%     NA      4.56%
  Mid Cap Core -- Initial Class                                 7/2/01    14.95%  14.95%  17.65%  13.94%     NA     11.36%
  Mid Cap Growth -- Initial Class                               7/2/01     9.23%   9.23%  16.18%  10.15%     NA      7.44%
  Mid Cap Value -- Initial Class                                7/2/01    14.05%  14.05%  12.32%   9.32%     NA      8.23%
  S&P 500 Index -- Initial Class**                             1/29/93    15.44%  15.44%  10.15%   5.91%   8.14%    10.49%
  Small Cap Growth -- Initial Class                             7/2/01     6.32%   6.32%   6.57%   4.77%     NA      3.45%
  VP Value -- Initial Class                                     5/1/95    18.87%  18.87%  12.01%   7.16%   7.46%     9.72%
AIM V.I. International Growth Fund -- Series I Shares           5/5/93    28.23%  28.23%  23.31%  15.33%   8.20%     9.88%
AIM V.I. Global Real Estate Fund -- Series I Shares             4/1/98    42.60%  42.60%  30.55%  26.86%     NA     15.55%
Alger American Leveraged All Cap Portfolio -- Class O Shares   1/25/95    19.26%  19.26%  13.88%   5.63%  10.82%    15.28%
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                       9/21/88    20.02%  20.02%  17.81%  11.42%   4.98%    11.63%
American Century VP Value -- Class II                          8/14/01    18.46%  18.46%  12.35%   9.76%     NA      9.73%
American Funds Asset Allocation Fund -- Class 2 Shares         4/30/97    14.66%  14.66%  10.68%   7.66%     NA      8.02%
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                       4/30/98    24.07%  24.07%  23.42%  18.50%     NA     14.88%
American Funds Growth Fund -- Class 2 Shares                   4/30/97    10.21%  10.21%  12.94%   8.28%     NA     13.60%
American Funds Growth-Income Fund -- Class 2 Shares            4/30/97    15.21%  15.21%  10.41%   7.80%     NA     10.09%
American Funds International Fund -- Class 2 Shares            4/30/97    18.98%  18.98%  19.93%  14.65%     NA     10.91%
Baron Capital Asset -- Insurance Shares                        10/1/98    15.52%  15.52%  14.49%  10.86%     NA     15.54%
Calvert Social Balanced Portfolio                               9/2/86     8.77%   8.77%   7.55%   5.45%   6.29%     9.10%
Davis Value Portfolio                                           7/1/99    15.00%  15.00%  12.23%   8.96%     NA      5.96%
Delaware VIP International Value Equity Series -- Standard
  Class                                                       10/29/92    23.60%  23.60%  19.33%  16.90%  10.05%    10.76%
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99     4.31%   4.31%   2.84%  -0.10%     NA     -3.74%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares     8/31/90     3.77%   3.77%   6.92%   5.42%   6.76%    21.44%
Dreyfus VIF Emerging Leaders -- Initial Shares                12/15/99     8.24%   8.24%   9.17%   9.01%     NA     13.05%
DWS Small Cap Index VIP -- Class A Shares                      8/22/97    17.49%  17.49%  12.98%  10.90%     NA      7.88%
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95    11.72%  11.72%  14.69%  11.93%  11.18%    14.15%
Fidelity(R) VIP Equity Income -- Initial Class                 10/9/86    20.19%  20.19%  12.38%   8.96%   9.18%    11.31%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                           0.51
  Capital Appreciation -- Initial Class                           0.61
  Cash Management (Current 7-day yield as of
    December 31, 2006 is 4.83%)*                                  0.51
  Common Stock -- Initial Class                                   0.51
  Convertible -- Initial Class                                    0.63
  Floating Rate -- Initial Class                                  0.84
  Government -- Initial Class                                     0.57
  High Yield Corporate Bond -- Initial Class                      0.56
  ICAP Select Equity -- Initial Class (formerly known as
    MainStay VP Basic Value -- Initial Class)                     0.96
  Income & Growth -- Initial Class                                0.90
  International Equity -- Initial Class                           0.92
  Large Cap Growth -- Initial Class                               0.85
  Mid Cap Core -- Initial Class                                   0.94
  Mid Cap Growth -- Initial Class                                 0.82
  Mid Cap Value -- Initial Class                                  0.76
  S&P 500 Index -- Initial Class**                                0.34
  Small Cap Growth -- Initial Class                               0.99
  VP Value -- Initial Class                                       0.61
AIM V.I. International Growth Fund -- Series I Shares             1.11
AIM V.I. Global Real Estate Fund -- Series I Shares               1.21
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.97
Alger American Small Capitalization Portfolio -- Class O
  Shares                                                          0.91
American Century VP Value -- Class II                             1.08
American Funds Asset Allocation Fund -- Class 2 Shares            0.60
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                          1.04
American Funds Growth Fund -- Class 2 Shares                      0.60
American Funds Growth-Income Fund -- Class 2 Shares               0.54
American Funds International Fund -- Class 2 Shares               0.82
Baron Capital Asset -- Insurance Shares                           1.34
Calvert Social Balanced Portfolio                                 0.91
Davis Value Portfolio                                             0.81
Delaware VIP International Value Equity Series -- Standard
  Class                                                           1.02
Dreyfus IP Technology Growth -- Initial Shares                    0.81
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares        0.82
Dreyfus VIF Emerging Leaders -- Initial Shares                    1.03
DWS Small Cap Index VIP -- Class A Shares                         0.51
Fidelity(R) VIP Contrafund(R) -- Initial Class                    0.64
Fidelity(R) VIP Equity Income -- Initial Class                    0.55
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

(b) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(A)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)                4/26/05   9.82%   9.82%     NA      NA      NA     10.91%
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)                4/26/05  11.95%  11.95%     NA      NA      NA     14.04%
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)                4/26/05  13.20%  13.20%     NA      NA      NA     16.03%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86   6.85%   6.85%   5.33%   1.64%   6.53%    10.65%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92  15.73%  15.73%  10.30%   6.03%   8.17%    10.80%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88   4.35%   4.35%   3.66%   5.28%   6.24%     7.11%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98  12.70%  12.70%  18.54%  15.80%     NA     19.41%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87  18.08%  18.08%  16.90%  12.79%   7.64%     7.76%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02  16.01%  16.01%  10.59%     NA      NA     11.42%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93  10.72%  10.72%   9.06%   6.72%  10.37%    11.40%
Janus Aspen Series Forty -- Institutional Shares                 5/1/97   9.35%   9.35%  13.42%   8.20%     NA     12.70%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93  13.61%  13.61%  15.50%   8.45%   7.76%    10.97%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93  18.20%  18.20%   9.45%   3.90%   7.45%    11.15%
Lazard Retirement International Equity Portfolio                 9/1/98  22.53%  22.53%  15.95%  12.34%     NA      6.38%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99  12.23%  12.23%  14.64%  11.14%     NA     14.91%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95  12.99%  12.99%  10.53%   5.45%   6.36%     8.35%
MFS(R) New Discovery Series -- Initial Class                     5/1/98  13.22%  13.22%   8.26%   3.01%     NA      7.78%
MFS(R) Utilities Series -- Initial Class                         1/3/95  31.26%  31.26%  25.92%  15.96%  13.22%    15.27%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97  10.81%  10.81%  11.04%  13.84%     NA      8.56%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96  37.14%  37.14%  31.23%  25.24%  10.06%     9.58%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  38.04%  38.04%  30.14%  24.63%     NA     16.34%
Neuberger Berman AMT Partners Portfolio -- I Class Shares       3/22/94  12.24%  12.24%  16.39%  10.07%   8.79%    11.49%
PIMCO Long-Term U.S. Government Bond
 Portfolio -- Administrative Class Shares                       4/30/99   1.17%   1.17%   4.46%   6.85%     NA      7.26%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   3.98%   3.98%   2.27%   3.22%     NA      4.27%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99   0.72%   0.72%   3.85%   7.50%     NA      8.40%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97   3.85%   3.85%   3.72%   5.04%     NA      5.71%
Royce Micro-Cap Portfolio                                      12/27/96  21.07%  21.07%  15.44%  14.86%  17.39%    17.40%
Royce Small-Cap Portfolio                                      12/27/96  15.57%  15.57%  16.17%  13.77%  15.55%    15.66%
T. Rowe Price Blue Chip Growth Portfolio                       12/29/00   9.67%   9.67%   8.08%   4.34%     NA      1.07%
T. Rowe Price Equity Income Portfolio                           3/31/94  18.97%  18.97%  12.46%   9.17%   9.99%    12.46%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00  15.38%  15.38%  10.10%   5.88%     NA      2.69%
T. Rowe Price International Stock Portfolio                     3/31/94  19.09%  19.09%  16.27%  10.88%   5.49%     6.43%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   4.08%   4.08%   2.31%   3.31%   4.88%     5.11%
T. Rowe Price New America Growth Portfolio                      3/31/94   7.33%   7.33%   7.54%   3.79%   4.38%     8.45%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94  11.85%  11.85%  10.33%   9.09%   8.81%    10.78%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          5/1/03   8.65%   8.65%   2.77%     NA      NA      2.32%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(#)
Fidelity(R) VIP Freedom 2010 -- Initial Class(b)                 0.56
Fidelity(R) VIP Freedom 2020 -- Initial Class(b)                 0.62
Fidelity(R) VIP Freedom 2030 -- Initial Class(b)                 0.64
Fidelity(R) VIP Growth -- Initial Class                          0.63
Fidelity(R) VIP Index 500 -- Initial Class                       0.10
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.49
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.64
Fidelity(R) VIP Overseas -- Initial Class                        0.82
Fidelity(R) VIP Value Strategies -- Service Class 2              0.91
Janus Aspen Series Balanced -- Institutional Shares              0.57
Janus Aspen Series Forty -- Institutional Shares                 0.67
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.67
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.61
Lazard Retirement International Equity Portfolio                 1.21
Lord Abbett Mid-Cap Value Portfolio                              1.12
MFS(R) Investors Trust Series -- Initial Class                   0.88
MFS(R) New Discovery Series -- Initial Class                     1.00
MFS(R) Utilities Series -- Initial Class                         0.90
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.65
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.09
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.03
Neuberger Berman AMT Partners Portfolio -- I Class Shares        0.90
PIMCO Long-Term U.S. Government Bond
 Portfolio -- Administrative Class Shares                        0.63
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65
PIMCO Real Return Portfolio -- Administrative Class Shares       0.66
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65
Royce Micro-Cap Portfolio                                        1.33
Royce Small-Cap Portfolio                                        1.11
T. Rowe Price Blue Chip Growth Portfolio                         0.85
T. Rowe Price Equity Income Portfolio                            0.85
T. Rowe Price Equity Index 500 Portfolio                         0.40
T. Rowe Price International Stock Portfolio                      1.05
T. Rowe Price Limited-Term Bond Portfolio                        0.70
T. Rowe Price New America Growth Portfolio                       0.85
T. Rowe Price Personal Strategy Balanced Portfolio               0.88
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.50
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

(a) Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Division was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses, as if the policy had been available during the periods shown.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,259,166      $ 22,896,962      $ 55,615,742
  Dividends due and accrued.................................             --                --           220,670
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --                --             2,441

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................          1,957            15,126            28,691
                                                               ------------      ------------      ------------
      Total net assets......................................   $  2,257,209      $ 22,881,836      $ 55,810,162
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $  1,080,033      $  8,193,720      $ 16,157,181
    Series II Policies......................................             --                --           510,522
    Series III Policies.....................................      1,177,176        14,688,116        39,142,459
                                                               ------------      ------------      ------------
      Total net assets......................................   $  2,257,209      $ 22,881,836      $ 55,810,162
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      15.19      $      10.07      $       1.25
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --                --      $       1.09
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      10.98      $      11.75      $       1.08
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  2,196,943      $ 21,808,233      $ 55,616,753
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                                                              MAINSTAY VP
      MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND
        STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $104,273,819      $    429,952      $    342,456      $    463,584      $  6,265,278      $    384,325      $  1,020,563
               --                --             1,814                --                --                --                --
            1,183                --                --                --               888          (203,277)         (997,152)

           68,839               204                --                60               467               327                 2
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $104,206,163      $    429,748      $    344,270      $    463,524      $  6,265,699      $    180,721      $     23,409
     ============      ============      ============      ============      ============      ============      ============
     $    586,970      $        921      $         --      $     30,958      $    156,901      $    175,613      $      1,034
      103,462,302           313,222                --                --           194,213                 1                 1
          156,891           115,605           344,270           432,566         5,914,585             5,107            22,374
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $104,206,163      $    429,748      $    344,270      $    463,524      $  6,265,699      $    180,721      $     23,409
     ============      ============      ============      ============      ============      ============      ============
     $      14.38      $      12.32      $         --      $      14.69      $      18.51      $      14.26      $      12.06
     ============      ============      ============      ============      ============      ============      ============
     $      16.73      $      14.85      $         --      $      11.14      $      16.91      $      16.30      $      12.46
     ============      ============      ============      ============      ============      ============      ============
     $      13.59      $      12.52      $      10.55      $      11.05      $      12.63      $      13.54      $      13.80
     ============      ============      ============      ============      ============      ============      ============
     $ 80,598,304      $    388,640      $    342,437      $    457,965      $  5,943,640      $    302,596      $    892,206
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 92,461,482      $    192,199      $ 67,889,147
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          1,203                --               240

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................        126,850               222            30,507
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,335,835      $    191,977      $ 67,858,880
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 67,922,820      $     97,025      $         --
    Series II Policies......................................      1,377,334            67,114        46,294,477
    Series III Policies.....................................     23,035,681            27,838        21,564,403
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 92,335,835      $    191,977      $ 67,858,880
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      18.77      $       6.39      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      21.00      $      10.94      $      21.28
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      16.41      $      10.98      $      15.71
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 67,800,460      $    163,815      $ 54,136,274
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                               A I M
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        V.I. GLOBAL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       REAL ESTATE FUND--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
     $  9,849,432      $ 65,236,976      $155,193,530      $  4,596,765      $  2,945,459      $173,253,133        $  5,580,193
               --                --                --                --                --                --                  --
            1,479                --                --                --                --                --                  --

               --            42,132           243,945                --             4,955           108,615                  39
     ------------      ------------      ------------      ------------      ------------      ------------        ------------
     $  9,850,911      $ 65,194,844      $154,949,585      $  4,596,765      $  2,940,504      $173,144,518        $  5,580,154
     ============      ============      ============      ============      ============      ============        ============
     $         --      $         --      $131,923,281      $         --      $  2,940,504      $  3,499,752        $         --
               --        64,973,972           534,222                --                --       157,522,092              74,907
        9,850,911           220,872        22,492,082         4,596,765                --        12,122,674           5,505,247
     ------------      ------------      ------------      ------------      ------------      ------------        ------------
     $  9,850,911      $ 65,194,844      $154,949,585      $  4,596,765      $  2,940,504      $173,144,518        $  5,580,154
     ============      ============      ============      ============      ============      ============        ============
     $         --      $         --      $      13.62      $         --      $      10.47      $      13.49        $         --
     ============      ============      ============      ============      ============      ============        ============
     $         --      $      13.56      $      13.85      $         --      $         --      $      18.21        $      11.06
     ============      ============      ============      ============      ============      ============        ============
     $      14.85      $      12.78      $      13.10      $      11.56      $         --      $      12.63        $      12.38
     ============      ============      ============      ============      ============      ============        ============
     $  9,541,617      $ 52,485,221      $140,967,204      $  4,447,634      $  2,785,671      $133,765,518        $  5,299,482
     ============      ============      ============      ============      ============      ============        ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                A I M V.I.      ALGER AMERICAN     ALGER AMERICAN
                                                               INTERNATIONAL       LEVERAGED           SMALL
                                                               GROWTH FUND--       ALLCAP--       CAPITALIZATION--
                                                              SERIES I SHARES   CLASS O SHARES     CLASS O SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $     29,589      $    143,536       $  1,973,340
  Dividends due and accrued.................................             --                --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            240                --                888

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                --                 45
                                                               ------------      ------------       ------------
      Total net assets......................................   $     29,829      $    143,536       $  1,974,183
                                                               ============      ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --       $     24,116
    Series II Policies......................................             --                --                 --
    Series III Policies.....................................         29,829           143,536          1,950,067
                                                               ------------      ------------       ------------
      Total net assets......................................   $     29,829      $    143,536       $  1,974,183
                                                               ============      ============       ============
    Series I Variable accumulation unit value...............   $         --      $         --       $      12.79
                                                               ============      ============       ============
    Series II Variable accumulation unit value..............   $         --      $         --       $         --
                                                               ============      ============       ============
    Series III Variable accumulation unit value.............   $      11.77      $      14.22       $      14.86
                                                               ============      ============       ============
Identified Cost of Investment...............................   $     26,121      $    118,567       $  1,789,279
                                                               ============      ============       ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                         AMERICAN
       AMERICAN            FUNDS         BARON CAPITAL                                          DREYFUS IP        DREYFUS VIF
     CENTURY(R) VP     GROWTH-INCOME       ASSETS--       CALVERT SOCIAL                        TECHNOLOGY        DEVELOPING
        VALUE--           FUND--           INSURANCE         BALANCED         DAVIS VALUE        GROWTH--          LEADERS--
       CLASS II       CLASS 2 SHARES        SHARES           PORTFOLIO         PORTFOLIO      INITIAL SHARES    INITIAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
     $    576,189      $      5,190      $    859,618      $     22,133      $    458,168      $    375,703      $     34,530
               --                --                --                --                --                --                --
               --                --                --                --                --               592                --

              220                --                37                --                94                 5                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    575,969      $      5,190      $    859,581      $     22,133      $    458,074      $    376,290      $     34,530
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
          349,381                --            71,335                --           142,723                --                23
          226,588             5,190           788,246            22,133           315,351           376,290            34,507
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    575,969      $      5,190      $    859,581      $     22,133      $    458,074      $    376,290      $     34,530
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $      12.64      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      13.52      $         --      $      10.53      $         --      $      11.31      $       9.86      $      10.90
     ============      ============      ============      ============      ============      ============      ============
     $      12.34      $       9.96      $      11.59      $      12.38      $      11.34      $      10.50      $      11.30
     ============      ============      ============      ============      ============      ============      ============
     $    523,927      $      5,213      $    803,884      $     21,434      $    415,546      $    342,053      $     31,940
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                DREYFUS VIF           DWS
                                                                 EMERGING          SMALL CAP      FIDELITY(R) VIP
                                                                 LEADERS--        INDEX VIP--     CONTRAFUND(R)--
                                                              INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $     18,440      $ 25,081,017      $ 13,384,931
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --             1,183             3,643

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                75             1,242
                                                               ------------      ------------      ------------
      Total net assets......................................   $     18,440      $ 25,082,125      $ 13,387,332
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $    263,332
    Series II Policies......................................             --           102,216         1,227,143
    Series III Policies.....................................         18,440        24,979,909        11,896,857
                                                               ------------      ------------      ------------
      Total net assets......................................   $     18,440      $ 25,082,125      $ 13,387,332
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $         --      $         --      $      19.88
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --      $      14.85      $      17.67
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      10.81      $      13.75      $      14.47
                                                               ============      ============      ============
Identified Cost of Investment...............................   $     16,082      $ 23,621,045      $ 13,295,802
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


    FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP                                       FIDELITY(R) VIP
        EQUITY-        FREEDOM 2010      FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT
       INCOME--         PORTFOLIO--       PORTFOLIO--       PORTFOLIO--        GROWTH--         INDEX 500--      GRADE BOND--
     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  7,134,219      $    179,523      $    177,042      $    230,350      $  2,639,119      $ 28,247,295      $  4,097,222
               --                --                --                --                --                --                --
        1,200,429                --                --                --                --             8,784                --

              235                --                --                --                47               994             1,030
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  8,334,413      $    179,523      $    177,042      $    230,350      $  2,639,072      $ 28,255,085      $  4,096,192
     ============      ============      ============      ============      ============      ============      ============
     $     59,943      $         --      $         --      $         --      $         --      $         --      $         --
                2                --                --                --            70,659         1,518,991         1,652,618
        8,274,468           179,523           177,042           230,350         2,568,413        26,736,094         2,443,574
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  8,334,413      $    179,523      $    177,042      $    230,350      $  2,639,072      $ 28,255,085      $  4,096,192
     ============      ============      ============      ============      ============      ============      ============
     $      15.74      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      16.97      $         --      $         --      $         --      $      11.67      $      16.08      $      12.59
     ============      ============      ============      ============      ============      ============      ============
     $      13.77      $      11.01      $      11.19      $      11.04      $      11.21      $      13.04      $      11.04
     ============      ============      ============      ============      ============      ============      ============
     $  6,854,132      $    174,245      $    171,833      $    217,318      $  2,455,739      $ 24,231,557      $  4,060,788
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                                                  FIDELITY(R) VIP
                                                              FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                                 MID-CAP--        OVERSEAS--       STRATEGIES--
                                                               INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 18,432,226      $ 14,042,147      $    254,935
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          6,502                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            771                26                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 18,437,957      $ 14,042,121      $    254,935
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $         --
    Series II Policies......................................      1,195,676                 4                --
    Series III Policies.....................................     17,242,281        14,042,117           254,935
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 18,437,957      $ 14,042,121      $    254,935
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $         --      $         --      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      19.74      $      15.82      $         --
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      15.46      $      14.70      $      14.12
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 16,931,692      $ 12,415,967      $    244,951
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                            JANUS ASPEN
      JANUS ASPEN                         JANUS ASPEN         SERIES
        SERIES          JANUS ASPEN     SERIES MID CAP       WORLDWIDE           LAZARD          LORD ABBETT         MFS(R)
      BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--          RETIREMENT       SERIES FUND-        INVESTORS
     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INTERNATIONAL      MID-CAP VALUE    TRUST SERIES--
        SHARES            SHARES            SHARES            SHARES        EQUITY PORTFOLIO      PORTFOLIO       INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
     $ 13,149,075      $  4,076,582      $  5,190,631      $    875,516       $  2,291,050      $ 12,070,375      $    194,173
               --                --                --                --                 --                --                --
               --                --               592                --                 --             2,080                --

           18,599                --                --               478                 --               113               127
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $ 13,130,476      $  4,076,582      $  5,191,223      $    875,038       $  2,291,050      $ 12,072,342      $    194,046
     ============      ============      ============      ============       ============      ============      ============
     $  9,579,085      $         --      $         --      $    276,243       $         --      $         --      $         --
        1,623,206                --                --                --                 --           166,097           194,046
        1,928,185         4,076,582         5,191,223           598,795          2,291,050        11,906,245                --
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $ 13,130,476      $  4,076,582      $  5,191,223      $    875,038       $  2,291,050      $ 12,072,342      $    194,046
     ============      ============      ============      ============       ============      ============      ============
     $      18.54      $         --      $         --      $      13.37       $         --      $         --      $         --
     ============      ============      ============      ============       ============      ============      ============
     $      13.64      $         --      $         --      $      10.53       $         --      $      18.03      $      15.54
     ============      ============      ============      ============       ============      ============      ============
     $      12.69      $      11.19      $      14.29      $      12.18       $      13.32      $      14.07      $         --
     ============      ============      ============      ============       ============      ============      ============
     $ 11,438,240      $  3,831,632      $  4,594,504      $    760,676       $  2,223,289      $ 11,876,992      $    141,434
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                                                      MORGAN
                                                               MFS(R) NEW                             STANLEY
                                                                DISCOVERY      MFS(R) UTILITIES    UIF EMERGING
                                                                SERIES--           SERIES--       MARKETS DEBT--
                                                              INITIAL CLASS     INITIAL CLASS         CLASS I
                                                             ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $     15,092       $    618,627      $    308,750
  Dividends due and accrued.................................            --                 --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            --              2,078                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            --                 --                67
                                                              ------------       ------------      ------------
      Total net assets......................................  $     15,092       $    620,705      $    308,683
                                                              ============       ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --       $         --      $         --
    Series II Policies......................................            --                 --           116,150
    Series III Policies.....................................        15,092            620,705           192,533
                                                              ------------       ------------      ------------
      Total net assets......................................  $     15,092       $    620,705      $    308,683
                                                              ============       ============      ============
    Series I Variable accumulation unit value...............  $         --       $         --      $         --
                                                              ============       ============      ============
    Series II Variable accumulation unit value..............  $         --       $      13.64      $      12.52
                                                              ============       ============      ============
    Series III Variable accumulation unit value.............  $      11.84       $      15.08      $      13.47
                                                              ============       ============      ============
Identified Cost of Investment...............................  $     13,126       $    535,553      $    300,300
                                                              ============       ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

        MORGAN
        STANLEY           MORGAN                                                                                     ROYCE
     UIF EMERGING         STANLEY          PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP
        MARKETS          UIF U.S.         DURATION--         RETURN--          RETURN--        GOVERNMENT--       PORTFOLIO--
       EQUITY--        REAL ESTATE--    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT
        CLASS I           CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  3,486,201      $  5,614,724      $    263,251      $  2,698,461      $ 14,377,517      $    577,423      $  2,127,231
               --                --             1,245            11,933            56,439             1,977                --
               19             2,078                --             1,794             1,128                --                 6

              158               238                --                57                67                --               257
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,486,062      $  5,616,564      $    264,496      $  2,712,131      $ 14,435,017      $    579,400      $  2,126,980
     ============      ============      ============      ============      ============      ============      ============
     $     55,916      $         --      $         --      $         --      $         --      $         --      $         --
           77,629           378,131               363            90,024            68,613                --           404,511
        3,352,517         5,238,433           264,133         2,622,107        14,366,404           579,400         1,722,469
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,486,062      $  5,616,564      $    264,496      $  2,712,131      $ 14,435,017      $    579,400      $  2,126,980
     ============      ============      ============      ============      ============      ============      ============
     $      23.19      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      16.65      $      27.09      $      10.12      $      10.42      $      10.56      $         --      $      14.82
     ============      ============      ============      ============      ============      ============      ============
     $      20.45      $      22.10      $      10.54      $      10.48      $      11.01      $      10.64      $      14.90
     ============      ============      ============      ============      ============      ============      ============
     $  2,433,553      $  4,645,454      $    262,361      $  2,838,554      $ 14,575,808      $    586,977      $  2,004,003
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                  ROYCE
                                                                SMALL-CAP       T. ROWE PRICE
                                                               PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                                                               INVESTMENT          GROWTH         EQUITY INCOME
                                                                  CLASS           PORTFOLIO         PORTFOLIO
                                                             ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $  1,545,709      $  7,363,410      $ 15,217,220
  Dividends due and accrued.................................            --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            13                19             6,973

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            16               191             2,263
                                                              ------------      ------------      ------------
      Total net assets......................................  $  1,545,706      $  7,363,238      $ 15,221,930
                                                              ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --      $         --      $    658,750
    Series II Policies......................................             1           140,989         1,680,795
    Series III Policies.....................................     1,545,705         7,222,249        12,882,385
                                                              ------------      ------------      ------------
      Total net assets......................................  $  1,545,706      $  7,363,238      $ 15,221,930
                                                              ============      ============      ============
    Series I Variable accumulation unit value...............  $         --      $         --      $      17.20
                                                              ============      ============      ============
    Series II Variable accumulation unit value..............  $      10.50      $      12.31      $      14.81
                                                              ============      ============      ============
    Series III Variable accumulation unit value.............  $      11.72      $      12.73      $      13.78
                                                              ============      ============      ============
Identified Cost of Investment...............................  $  1,479,432      $  6,607,882      $ 13,852,515
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                       VAN ECK
                                                                                 T. ROWE PRICE        WORLDWIDE
                        T. ROWE PRICE                         T. ROWE PRICE        PERSONAL           ABSOLUTE
     T. ROWE PRICE      INTERNATIONAL      T. ROWE PRICE       NEW AMERICA         STRATEGY           RETURN--
       INDEX 500            STOCK          LIMITED-TERM          GROWTH            BALANCED         INITIAL CLASS
       PORTFOLIO          PORTFOLIO       BOND PORTFOLIO        PORTFOLIO          PORTFOLIO           SHARES
------------------------------------------------------------------------------------------------------------------
     $    347,334       $  1,278,993       $    966,334       $  1,306,318       $ 19,465,470       $    243,892
               --                 --              3,461                 --                 --                 --
               --              2,663              3,847                240                962                 --

               --                239                 69                183                 --                 --
     ------------       ------------       ------------       ------------       ------------       ------------
     $    347,334       $  1,281,417       $    973,573       $  1,306,375       $ 19,466,432       $    243,892
     ============       ============       ============       ============       ============       ============
     $         --       $         --       $         --       $         --       $         --       $         --
               --            376,867            100,920            295,031                 --                 --
          347,334            904,550            872,653          1,011,344         19,466,432            243,892
     ------------       ------------       ------------       ------------       ------------       ------------
     $    347,334       $  1,281,417       $    973,573       $  1,306,375       $ 19,466,432       $    243,892
     ============       ============       ============       ============       ============       ============
     $         --       $         --       $         --       $         --       $         --       $         --
     ============       ============       ============       ============       ============       ============
     $         --       $      15.50       $      11.22       $      12.22       $         --       $         --
     ============       ============       ============       ============       ============       ============
     $      12.20       $      15.44       $      10.65       $      11.58       $      13.00       $      10.79
     ============       ============       ============       ============       ============       ============
     $    335,785       $  1,072,131       $    962,233       $  1,241,561       $ 18,669,041       $    234,070
     ============       ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      26,532     $      86,041     $   1,991,763
  Mortality and expense risk charges........................         (35,100)         (104,427)         (162,510)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................          (8,568)          (18,386)        1,829,253
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       7,527,945        19,491,804       108,605,450
  Cost of investments sold..................................      (7,569,496)      (18,676,186)     (108,605,247)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............         (41,551)          815,618               203
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         185,215           (86,249)           (1,504)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................         143,664           729,369            (1,301)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $     135,096     $     710,983     $   1,827,952
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     238,706     $         265     $          --
  Mortality and expense risk charges........................        (459,566)           (1,228)         (142,123)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................        (220,860)             (963)         (142,123)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       7,416,815           219,410         2,483,494
  Cost of investments sold..................................      (5,864,059)         (202,602)       (2,163,424)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............       1,552,756            16,808           320,070
  Realized gain distribution received.......................         847,211                --           410,739
  Change in unrealized appreciation (depreciation) on
    investments.............................................      17,641,986             6,468         7,192,494
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................      20,041,953            23,276         7,923,303
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $  19,821,093     $      22,313     $   7,781,180
                                                               =============     =============     =============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                              MAINSTAY VP
      MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND
        STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $     569,134     $      10,141     $       8,257     $       4,785     $     116,707     $         983     $       5,996
          (241,841)           (2,166)             (488)           (6,893)          (39,119)           (2,411)           (4,490)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           327,293             7,975             7,769            (2,108)           77,588            (1,428)            1,506
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         1,061,329           319,233            63,348         1,278,368         6,000,061           425,762           120,623
          (890,000)         (275,815)          (63,767)       (1,267,695)       (5,300,554)         (370,165)         (107,228)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           171,329            43,418              (419)           10,673           699,507            55,597            13,395
         2,249,612                --                --                --                --             1,797            12,618
        11,800,476             6,787                19            24,090           (24,458)           26,459           119,342
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        14,221,417            50,205              (400)           34,763           675,049            83,853           145,355
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  14,548,710     $      58,180     $       7,369     $      32,655     $     752,637     $      82,425     $     146,861
     =============     =============     =============     =============     =============     =============     =============

                                                                                                                     A I M
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                           V.I. GLOBAL
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       REAL ESTATE
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           FUND--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERIES I SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $          --     $      61,732     $     782,572     $          --     $      18,356     $     622,407     $      43,566
           (15,109)         (153,364)         (941,039)           (8,384)          (15,013)         (401,297)           (1,451)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           (15,109)          (91,632)         (158,467)           (8,384)            3,343           221,110            42,115
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         3,255,884           658,855        22,191,237         2,070,281         1,173,596         7,365,647             2,643
        (3,194,136)         (579,856)      (22,296,515)       (2,115,298)       (1,011,224)       (6,679,676)           (2,391)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
            61,748            78,999          (105,278)          (45,017)          162,372           685,971               252
           173,087           822,468                --                39            37,819         2,525,048           150,459
           256,842         7,104,275        19,402,275           149,097             7,483        23,026,574           280,711
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           491,677         8,005,742        19,296,997           104,119           207,674        26,237,593           431,422
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $     476,568     $   7,914,110     $  19,138,530     $      95,735     $     211,017     $  26,458,703     $     473,537
     =============     =============     =============     =============     =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                   A I M             ALGER             ALGER
                                                                   V.I.            AMERICAN           AMERICAN
                                                               INTERNATIONAL       LEVERAGED           SMALL
                                                               GROWTH FUND--       ALLCAP--       CAPITALIZATION--
                                                              SERIES I SHARES   CLASS O SHARES     CLASS O SHARES
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        274      $         --       $         --
  Mortality and expense risk charges........................            (25)             (277)            (3,317)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................            249              (277)            (3,317)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................            198            77,745            521,469
  Cost of investments sold..................................           (183)          (72,131)          (507,604)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............             15             5,614             13,865
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................          3,468            23,371            167,676
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................          3,483            28,985            181,541
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $      3,732      $     28,708       $    178,224
                                                               ============      ============       ============


                                                                DREYFUS VIF           DWS
                                                                 EMERGING          SMALL CAP      FIDELITY(R) VIP
                                                                 LEADERS--        INDEX VIP--     CONTRAFUND(R)--
                                                              INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $     72,026      $    138,858
  Mortality and expense risk charges........................            (26)          (55,198)          (32,721)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................            (26)           16,828           106,137
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................          6,577         9,666,689         3,158,031
  Cost of investments sold..................................         (7,647)       (9,181,349)       (2,380,348)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         (1,070)          485,340           777,683
  Realized gain distribution received.......................            813           481,851         1,013,264
  Change in unrealized appreciation (depreciation) on
    investments.............................................          2,357         1,271,831          (917,083)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................          2,100         2,239,022           873,864
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $      2,074      $  2,255,850      $    980,001
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


       AMERICAN       AMERICAN FUNDS    BARON CAPITAL        CALVERT                           DREYFUS IP        DREYFUS VIF
     CENTURY(R) VP    GROWTH-INCOME       ASSETS--           SOCIAL                            TECHNOLOGY        DEVELOPING
        VALUE--           FUND--          INSURANCE         BALANCED         DAVIS VALUE        GROWTH--          LEADERS--
       CLASS II       CLASS 2 SHARES       SHARES           PORTFOLIO         PORTFOLIO      INITIAL SHARES    INITIAL SHARES
    --------------------------------------------------------------------------------------------------------------------------
     $      3,703      $         --     $         --      $        496      $      3,277      $         --      $      1,426
           (1,112)               --           (1,415)           (1,169)             (954)           (1,617)             (725)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
            2,591                --           (1,415)             (673)            2,323            (1,617)              701
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
          268,661                --          400,155         1,013,097           260,131           148,846           426,473
         (271,612)               --         (371,435)         (962,794)         (261,579)         (138,444)         (456,022)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
           (2,951)               --           28,720            50,303            (1,448)           10,402           (29,549)
           26,264                --               --               381                --                --            29,484
           49,778               (23)          55,277           (30,913)           47,443             6,531           (31,404)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
           73,091               (23)          83,997            19,771            45,995            16,933           (31,469)
     ------------      ------------     ------------      ------------      ------------      ------------      ------------
     $     75,682      $        (23)    $     82,582      $     19,098      $     48,318      $     15,316      $    (30,768)
     ============      ============     ============      ============      ============      ============      ============


    FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP                                       FIDELITY(R) VIP
        EQUITY-        FREEDOM 2010      FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT
       INCOME--         PORTFOLIO--       PORTFOLIO--       PORTFOLIO--        GROWTH--         INDEX 500--      GRADE BOND--
     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $    217,553      $      3,020      $      2,629      $      3,395      $     16,324      $    301,914      $     94,323
          (31,731)             (530)             (455)             (239)          (12,218)          (88,164)           (9,763)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          185,822             2,490             2,174             3,156             4,106           213,750            84,560
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        3,610,829           171,195           107,310             1,982         2,780,543         1,691,364           489,860
       (3,196,798)         (167,078)         (106,254)           (1,853)       (2,416,532)       (1,436,382)         (502,370)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          414,031             4,117             1,056               129           364,011           254,982           (12,510)
          791,653               759             1,571             2,347                --                --             5,648
         (228,858)            5,892             5,730            13,032          (187,821)        2,910,407            51,167
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          976,826            10,768             8,357            15,508           176,190         3,165,389            44,305
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  1,162,648      $     13,258      $     10,531      $     18,664      $    180,296      $  3,379,139      $    128,865
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                                                  FIDELITY(R) VIP
                                                              FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                                 MID-CAP--        OVERSEAS--       STRATEGIES--
                                                               INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     41,897      $     41,848      $        575
  Mortality and expense risk charges........................        (62,344)          (33,908)           (1,077)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        (20,447)            7,940              (502)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,773,214         1,752,381            27,363
  Cost of investments sold..................................     (1,288,520)       (1,393,312)          (27,303)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        484,694           359,069                60
  Realized gain distribution received.......................      1,418,610            29,092            27,504
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (336,473)          993,316             2,124
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      1,556,831         1,381,477            29,688
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $  1,546,384      $  1,389,417      $     29,186
                                                               ============      ============      ============


                                                                MFS(R) NEW                         MORGAN STANLEY
                                                                 DISCOVERY      MFS(R) UTILITIES    UIF EMERGING
                                                                 SERIES--           SERIES--       MARKETS DEBT--
                                                               INITIAL CLASS     INITIAL CLASS        CLASS I
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --       $      1,160      $     18,846
  Mortality and expense risk charges........................         (1,349)              (623)             (491)
                                                               ------------       ------------      ------------
      Net investment income (loss)..........................         (1,349)               537            18,355
                                                               ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        875,632             62,456            81,737
  Cost of investments sold..................................       (809,378)           (59,919)          (83,920)
                                                               ------------       ------------      ------------
      Net realized gain (loss) on investments...............         66,254              2,537            (2,183)
  Realized gain distribution received.......................          8,985              2,203             4,094
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (64,281)            81,763             4,934
                                                               ------------       ------------      ------------
      Net gain (loss) on investments........................         10,958             86,503             6,845
                                                               ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $      9,609       $     87,040      $     25,200
                                                               ============       ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                          JANUS ASPEN
     JANUS ASPEN                        JANUS ASPEN         SERIES
        SERIES        JANUS ASPEN     SERIES MID CAP       WORLDWIDE           LAZARD          LORD ABBETT         MFS(R)
      BALANCED--     SERIES FORTY--      GROWTH--          GROWTH--          RETIREMENT       SERIES FUND-     INVESTORS TRUST
    INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INTERNATIONAL      MID-CAP VALUE       SERIES--
        SHARES           SHARES           SHARES            SHARES        EQUITY PORTFOLIO      PORTFOLIO       INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------------
     $    300,945     $     12,197     $         --      $     14,825       $     20,090      $     58,236      $        888
          (88,619)          (9,240)         (17,643)           (3,537)            (4,546)          (42,098)             (456)
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
          212,326            2,957          (17,643)           11,288             15,544            16,138               432
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
        4,319,607          516,413        1,394,637           451,386            502,025         4,072,829             4,445
       (3,648,906)        (510,409)      (1,097,159)         (396,347)          (511,104)       (3,425,787)           (3,131)
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
          670,701            6,004          297,478            55,039             (9,079)          647,042             1,314
               --               --               --                --             83,599           941,659                --
          407,252          241,378          264,217            42,800             66,047          (343,541)           20,317
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
        1,077,953          247,382          561,695            97,839            140,567         1,245,160            21,631
     ------------     ------------     ------------      ------------       ------------      ------------      ------------
     $  1,290,279     $    250,339     $    544,052      $    109,127       $    156,111      $  1,261,298      $     22,063
     ============     ============     ============      ============       ============      ============      ============

    MORGAN STANLEY                                                                                                 ROYCE
     UIF EMERGING    MORGAN STANLEY      PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP
       MARKETS       UIF U.S. REAL      DURATION--         RETURN--          RETURN--        GOVERNMENT--       PORTFOLIO--
       EQUITY--         ESTATE--      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT
       CLASS I          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS
    -------------------------------------------------------------------------------------------------------------------------
     $     19,161     $     47,333     $     12,408      $     91,467      $    513,256      $      6,943      $      3,570
          (10,754)         (17,234)            (931)           (7,532)          (47,439)             (315)           (4,128)
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
            8,407           30,099           11,477            83,935           465,817             6,628              (558)
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
          140,233        1,866,007          424,555           597,721         2,594,762             1,386           532,512
          (82,291)      (1,182,252)        (433,356)         (632,585)       (2,714,745)           (1,310)         (434,208)
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
           57,942          683,755           (8,801)          (34,864)         (119,983)               76            98,304
           58,847          284,171               --            71,690            75,791            12,129           108,754
          676,531          451,868            7,309          (104,729)           31,689            (9,554)           49,744
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
          793,320        1,419,794           (1,492)          (67,903)          (12,503)            2,651           256,802
     ------------     ------------     ------------      ------------      ------------      ------------      ------------
     $    801,727     $  1,449,893     $      9,985      $     16,032      $    453,314      $      9,279      $    256,244
     ============     ============     ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                   ROYCE
                                                                 SMALL-CAP       T. ROWE PRICE
                                                                PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                                                                INVESTMENT          GROWTH         EQUITY INCOME
                                                                   CLASS           PORTFOLIO         PORTFOLIO
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        914      $     22,059      $    229,834
  Mortality and expense risk charges........................         (2,295)          (28,226)          (54,093)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................         (1,381)           (6,167)          175,741
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        441,982         4,593,734         4,206,098
  Cost of investments sold..................................       (428,210)       (3,886,740)       (3,553,931)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         13,772           706,994           652,167
  Realized gain distribution received.......................         68,043                --           410,216
  Change in unrealized appreciation (depreciation) on
    investments.............................................         65,639           (50,674)        1,153,833
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        147,454           656,320         2,216,216
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................   $    146,073      $    650,153      $  2,391,957
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                             T. ROWE PRICE        VAN ECK
                                                           T. ROWE PRICE       PERSONAL          WORLDWIDE
     T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE      NEW AMERICA        STRATEGY          ABSOLUTE
       INDEX 500       INTERNATIONAL     LIMITED-TERM         GROWTH           BALANCED       RETURN-INITIAL
       PORTFOLIO      STOCK PORTFOLIO   BOND PORTFOLIO       PORTFOLIO         PORTFOLIO       CLASS SHARES
    ---------------------------------------------------------------------------------------------------------
     $      2,742      $     13,952      $     26,724      $        599      $    305,431      $         --
             (283)           (4,403)           (2,358)           (2,969)          (47,717)             (495)
     ------------      ------------      ------------      ------------      ------------      ------------
            2,459             9,549            24,366            (2,370)          257,714              (495)
     ------------      ------------      ------------      ------------      ------------      ------------
            8,149         2,171,978           329,438           273,156         2,753,623             3,008
           (7,405)       (1,952,699)         (334,772)         (260,737)       (2,495,679)           (2,840)
     ------------      ------------      ------------      ------------      ------------      ------------
              744           219,279            (5,334)           12,419           257,944               168
               --             4,186                --            16,769           528,714               525
           11,128           108,801             9,023            48,487           450,126             9,814
     ------------      ------------      ------------      ------------      ------------      ------------
           11,872           332,266             3,689            77,675         1,236,784            10,507
     ------------      ------------      ------------      ------------      ------------      ------------
     $     14,331      $    341,815      $     28,055      $     75,305      $  1,494,498      $     10,012
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005

                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                      BOND--                  CAPITAL APPRECIATION--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                          -------------------------------   ---------------------------
                                                                2006             2005           2006           2005
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $     (8,568)    $    203,072   $    (18,386)  $    (45,385)
    Net realized gain (loss) on investments.............         (41,551)           9,497        815,618       (177,306)
    Realized gain distribution received.................              --               --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         185,215         (105,852)       (86,249)     1,270,192
                                                            ------------     ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         135,096          106,717        710,983      1,047,501
                                                            ------------     ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       1,116,821          888,179      3,931,846        114,338
    Cost of insurance...................................        (143,367)        (173,078)      (214,434)       (96,905)
    Policyowners' surrenders............................            (142)              --         (8,996)          (455)
    Net transfers from (to) Fixed Account...............      (1,689,903)         586,450    (11,520,845)     9,508,412
    Transfers between Investment Divisions..............      (4,795,568)          90,682     11,090,572       (327,937)
    Policyowners' death benefits........................              --               --             --        (25,557)
                                                            ------------     ------------   ------------   ------------
      Net contributions and (withdrawals)...............      (5,512,159)       1,392,233      3,278,143      9,171,896
                                                            ------------     ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (257)            (122)          (936)           130
                                                            ------------     ------------   ------------   ------------
        Increase (decrease) in net assets...............      (5,377,320)       1,498,828      3,988,190     10,219,527
NET ASSETS:
    Beginning of year...................................       7,634,529        6,135,701     18,893,646      8,674,119
                                                            ------------     ------------   ------------   ------------
    End of year.........................................    $  2,257,209     $  7,634,529   $ 22,881,836   $ 18,893,646
                                                            ============     ============   ============   ============

                                                                                                    MAINSTAY VP
                                                                    MAINSTAY VP                     HIGH YIELD
                                                                   GOVERNMENT--                  CORPORATE BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                          -------------------------------   ---------------------------
                                                                2006             2005           2006           2005
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $     (2,108)    $     32,460   $     77,588   $    367,858
    Net realized gain (loss) on investments.............          10,673            4,809        699,507         31,611
    Realized gain distribution received.................              --               --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................          24,090          (17,469)       (24,458)      (235,343)
                                                            ------------     ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................          32,655           19,800        752,637        164,126
                                                            ------------     ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................         345,346          247,306      2,307,423      1,870,451
    Cost of insurance...................................         (32,647)         (35,981)      (146,105)      (149,929)
    Policyowners' surrenders............................            (995)         (81,159)          (261)          (383)
    Net transfers from (to) Fixed Account...............          15,930           13,450      1,064,380        604,861
    Transfers between Investment Divisions..............      (1,168,784)         104,871     (4,583,772)        17,139
    Policyowners' death benefits........................              --               --             --             --
                                                            ------------     ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (841,150)         248,487     (1,358,335)     2,342,139
                                                            ------------     ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             (50)             (29)          (484)           (71)
                                                            ------------     ------------   ------------   ------------
        Increase (decrease) in net assets...............        (808,545)         268,258       (606,182)     2,506,194
NET ASSETS:
    Beginning of year...................................       1,272,069        1,003,811      6,871,881      4,365,687
                                                            ------------     ------------   ------------   ------------
    End of year.........................................    $    463,524     $  1,272,069   $  6,265,699   $  6,871,881
                                                            ============     ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          MAINSTAY VP                   MAINSTAY VP             MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--          FLOATING RATE--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS           INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------
        2006           2005           2006           2005           2006           2005           2006(F)
    ---------------------------------------------------------------------------------------------------------
    $  1,829,253   $    283,789   $    327,293   $    655,619   $      7,975   $      6,018    $      7,769
             203            (26)       171,329        843,733         43,418          8,770            (419)
              --             --      2,249,612      1,061,242             --             --              --
          (1,504)           512     11,800,476      3,702,180          6,787         23,251              19
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       1,827,952        284,275     14,548,710      6,262,774         58,180         38,039           7,369
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
      63,888,470     30,012,696        211,274        727,688        170,189        161,755          27,117
        (481,788)      (192,944)      (468,286)      (467,058)        (4,430)        (4,445)         (4,760)
      (6,842,290)            --             --             --             --       (107,997)             --
       5,955,052     (4,210,621)        53,712     (4,078,880)      (312,935)       135,572         219,149
     (43,004,454)    (6,824,941)        28,685         (4,211)            --        104,871          95,395
              --         (3,383)      (144,432)       (34,354)            --        (38,108)             --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
      19,514,990     18,780,807       (319,047)    (3,856,815)      (147,176)       251,648         336,901
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
            (244)           (24)        (9,844)         1,035            (20)            (8)             --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
      21,342,698     19,065,058     14,219,819      2,406,994        (89,016)       289,679         344,270
      34,467,464     15,402,406     89,986,344     87,579,350        518,764        229,085              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $ 55,810,162   $ 34,467,464   $104,206,163   $ 89,986,344   $    429,748   $    518,764    $    344,270
    ============   ============   ============   ============   ============   ============    ============

            MAINSTAY VP
            ICAP SELECT                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
             EQUITY--                 INCOME AND GROWTH--         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $     (1,428)  $      3,166   $      1,506   $      9,768   $   (220,860)  $    594,211   $       (963)  $     (2,531)
          55,597          2,295         13,395          1,209      1,552,756        391,165         16,808        (74,774)
           1,797          7,231         12,618             --        847,211      2,383,016             --             --
          26,459         19,467        119,342          3,622     17,641,986        693,445          6,468         93,685
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          82,425         32,159        146,861         14,599     19,821,093      4,061,837         22,313         16,380
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          17,289        149,075         51,404        454,406      4,330,330      2,349,646         11,450         58,225
         (18,036)       (26,931)       (13,451)        (8,255)    (1,526,537)    (1,320,379)        (9,037)       (15,782)
        (306,096)           (21)        (4,464)            --        (56,808)      (130,532)      (203,162)      (105,596)
          (5,292)        86,525            644          4,961      8,043,149      1,230,363           (841)          (190)
        (293,498)            --     (1,095,151)       418,594      1,893,117         12,929         (2,987)       104,871
              --             --             --             --        (78,149)       (72,802)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (605,633)       208,648     (1,061,018)       869,706     12,605,102      2,069,225       (204,577)        41,528
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (89)             9             --             --        (27,998)           539            (41)            18
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (523,297)       240,816       (914,157)       884,305     32,398,197      6,131,601       (182,305)        57,926
         704,018        463,202        937,566         53,261     59,937,638     53,806,037        374,282        316,356
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    180,721   $    704,018   $     23,409   $    937,566   $ 92,335,835   $ 59,937,638   $    191,977   $    374,282
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                MID CAP CORE--               MID CAP GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $   (142,123)  $    125,248   $    (15,109)  $       (739)
    Net realized gain (loss) on investments.............       320,070        104,195         61,748          9,643
    Realized gain distribution received.................       410,739      4,044,267        173,087            209
    Change in unrealized appreciation (depreciation) on
      investments.......................................     7,192,494      1,608,860        256,842         42,911
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     7,781,180      5,882,570        476,568         52,024
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     3,816,726          9,504      2,049,576        107,694
    Cost of insurance...................................      (247,184)      (176,609)       (30,347)        (4,973)
    Policyowners' surrenders............................       (11,090)        (2,070)        (9,752)            --
    Net transfers from (to) Fixed Account...............     7,741,832       (304,076)     3,618,876        165,859
    Transfers between Investment Divisions..............     5,286,678         38,797      3,279,737          2,128
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    16,586,962       (434,454)     8,908,090        270,708
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (4,163)          (675)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    24,363,979      5,447,441      9,384,658        322,732
NET ASSETS:
    Beginning of year...................................    43,494,901     38,047,460        466,253        143,521
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 67,858,880   $ 43,494,901   $  9,850,911   $    466,253
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP           A I M V.I. GLOBAL
                                                                    VALUE--             REAL ESTATE FUND--
                                                                 INITIAL CLASS           SERIES I SHARES
                                                          ---------------------------   ------------------
                                                              2006           2005            2006(H)
                                                          ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    221,110   $  1,272,924      $     42,115
    Net realized gain (loss) on investments.............       685,971        425,309               252
    Realized gain distribution received.................     2,525,048             --           150,459
    Change in unrealized appreciation (depreciation) on
      investments.......................................    23,026,574      6,069,743           280,711
                                                          ------------   ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................    26,458,703      7,767,976           473,537
                                                          ------------   ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     2,350,061        493,266           294,216
    Cost of insurance...................................      (756,975)      (630,645)           (1,073)
    Policyowners' surrenders............................        (4,382)            --                --
    Net transfers from (to) Fixed Account...............      (186,230)      (803,283)        4,812,883
    Transfers between Investment Divisions..............     8,462,624        (67,376)              591
    Policyowners' death benefits........................            --             --                --
                                                          ------------   ------------      ------------
      Net contributions and (withdrawals)...............     9,865,098     (1,008,038)        5,106,617
                                                          ------------   ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................       (16,316)         1,054                --
                                                          ------------   ------------      ------------
        Increase (decrease) in net assets...............    36,307,485      6,760,992         5,580,154
NET ASSETS:
    Beginning of year...................................   136,837,033    130,076,041                --
                                                          ------------   ------------      ------------
    End of year.........................................  $173,144,518   $136,837,033      $  5,580,154
                                                          ============   ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--               S&P 500 INDEX--             SMALL CAP GROWTH--              TOTAL RETURN--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (91,632)  $    296,620   $   (158,467)  $    720,969   $     (8,384)  $       (117)  $      3,343   $     17,300
          78,999         44,744       (105,278)      (499,116)       (45,017)         2,703        162,372        (14,605)
         822,468      2,608,661             --             --             39            593         37,819             --
       7,104,275         17,058     19,402,275      5,221,670        149,097           (415)         7,483         89,220
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,914,110      2,967,083     19,138,530      5,443,523         95,735          2,764        211,017         91,915
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         114,049         96,927      5,639,756      6,342,477        936,160         92,350        215,115        200,468
        (285,304)      (256,992)    (3,099,259)    (3,026,783)       (10,843)          (734)       (34,943)       (37,174)
          (4,227)          (722)      (127,236)      (192,828)        (9,305)           (70)            --             --
        (101,511)        71,483     (2,022,809)    (4,498,125)       989,414        (65,948)       698,693        263,802
           3,884             --          3,008        184,822      2,561,151             --             --         11,029
              --             --       (282,093)      (164,185)            --             --        (40,057)           345
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (273,109)       (89,304)       111,367     (1,354,622)     4,466,577         25,598        838,808        438,470
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,948)           879        (33,016)         5,274             --             --           (350)             1
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,636,053      2,878,658     19,216,881      4,094,175      4,562,312         28,362      1,049,475        530,386
      57,558,791     54,680,133    135,732,704    131,638,529         34,453          6,091      1,891,029      1,360,643
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 65,194,844   $ 57,558,791   $154,949,585   $135,732,704   $  4,596,765   $     34,453   $  2,940,504   $  1,891,029
    ============   ============   ============   ============   ============   ============   ============   ============

      A I M V.I.                                                                                                AMERICAN FUNDS
     INTERNATIONAL          ALGER AMERICAN                ALGER AMERICAN                   AMERICAN             GROWTH-INCOME
     GROWTH FUND--        LEVERAGED ALLCAP--          SMALL CAPITALIZATION--         CENTURY(R) VP VALUE--      FUND--CLASS 2
    SERIES I SHARES         CLASS O SHARES                CLASS O SHARES                   CLASS II                 SHARES
    ---------------   ---------------------------   ---------------------------   ---------------------------   --------------
        2006(H)           2006           2005           2006           2005           2006           2005          2006(K)
    --------------------------------------------------------------------------------------------------------------------------
     $        249     $       (277)  $        (77)  $     (3,317)  $     (1,193)  $      2,591   $        827    $         --
               15            5,614          4,213         13,865        107,305         (2,951)        (1,309)             --
               --               --             --             --             --         26,264         18,933              --
            3,468           23,371            712        167,676        (68,058)        49,778         (5,719)            (23)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
            3,732           28,708          4,848        178,224         38,054         75,682         12,732             (23)
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
              674           23,963         48,470        442,115        143,157        156,387        100,580              --
             (153)          (1,128)          (385)       (13,852)        (5,567)        (7,405)        (4,986)             --
               --             (942)             3        (56,268)      (118,427)       (57,606)        (1,491)             --
           23,720           20,081        (34,716)       356,148        (28,729)        23,909        (32,634)          5,213
            1,856           46,347         (4,255)       859,133       (223,158)       142,194         56,455              --
               --               --             --             --           (581)            --             --              --
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
           26,097           88,321          9,117      1,587,276       (233,305)       257,479        117,924           5,213
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
               --               --             --             (8)            10            (25)            --              --
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
           29,829          117,029         13,965      1,765,492       (195,241)       333,136        130,656           5,190
               --           26,507         12,542        208,691        403,932        242,833        112,177              --
     ------------     ------------   ------------   ------------   ------------   ------------   ------------    ------------
     $     29,829     $    143,536   $     26,507   $  1,974,183   $    208,691   $    575,969   $    242,833    $      5,190
     ============     ============   ============   ============   ============   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                                                  CALVERT
                                                            BARON CAPITAL ASSETS--            SOCIAL BALANCED
                                                               INSURANCE SHARES                  PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2006         2005(E)          2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,415)  $         --   $       (673)  $      9,645
    Net realized gain (loss) on investments.............        28,720             --         50,303         38,366
    Realized gain distribution received.................            --             --            381             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        55,277            457        (30,913)        14,651
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        82,582            457         19,098         62,662
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       178,313             --         91,395        529,974
    Cost of insurance...................................        (4,095)            --         (2,708)       (15,107)
    Policyowners' surrenders............................          (328)            --        (11,126)      (773,021)
    Net transfers from (to) Fixed Account...............       470,499        127,300       (946,151)       (81,989)
    Transfers between Investment Divisions..............         4,854             --           (671)       740,480
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       649,243        127,300       (869,261)       400,337
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (1)            --             --            (21)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       731,824        127,757       (850,163)       462,978
NET ASSETS:
    Beginning of year...................................       127,757             --        872,296        409,318
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    859,581   $    127,757   $     22,133   $    872,296
                                                          ============   ============   ============   ============

                                                                      DWS                     FIDELITY(R) VIP
                                                             SMALL CAP INDEX VIP--            CONTRAFUND(R)--
                                                                CLASS A SHARES                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006         2005(E)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     16,828   $     21,719   $    106,137   $     (3,834)
    Net realized gain (loss) on investments.............       485,340        144,949        777,683         73,994
    Realized gain distribution received.................       481,851        187,454      1,013,264            595
    Change in unrealized appreciation (depreciation) on
      investments.......................................     1,271,831         19,690       (917,083)       630,641
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     2,255,850        373,812        980,001        701,396
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     4,635,135      1,031,110      1,849,468      1,361,219
    Cost of insurance...................................       (84,864)       (42,812)      (151,646)       (93,817)
    Policyowners' surrenders............................            --         (3,975)      (430,378)       (22,011)
    Net transfers from (to) Fixed Account...............     1,015,191      1,728,352      3,017,634        914,912
    Transfers between Investment Divisions..............     8,103,126        178,761      1,898,357        807,606
    Policyowners' death benefits........................            --         (3,483)            --           (495)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    13,668,588      2,887,953      6,183,435      2,967,414
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (22)            (1)          (257)           (94)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    15,924,416      3,261,764      7,163,179      3,668,716
NET ASSETS:
    Beginning of year...................................     9,157,709      5,895,945      6,224,153      2,555,437
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 25,082,125   $  9,157,709   $ 13,387,332   $  6,224,153
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          DREYFUS IP                    DREYFUS VIF              DREYFUS VIF
               DAVIS                  TECHNOLOGY GROWTH--          DEVELOPING LEADERS--       EMERGING LEADERS--
          VALUE PORTFOLIO               INITIAL SHARES                INITIAL SHARES            INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ------------------
        2006         2005(E)          2006           2005           2006           2005            2006(G)
    ------------------------------------------------------------------------------------------------------------
    $      2,323   $      1,904   $     (1,617)  $     (1,307)  $        701   $       (785)     $        (26)
          (1,448)            --         10,402          2,774        (29,549)         1,524            (1,070)
              --             --             --             --         29,484             --               813
          47,443         (4,820)         6,531         26,907        (31,404)        20,303             2,357
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
          48,318         (2,916)        15,316         28,374        (30,768)        21,042             2,074
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
         110,179             --         38,310         89,630         85,931        102,286             1,025
          (6,022)            --         (5,270)        (4,456)        (4,990)        (7,080)           (1,036)
              --             --         (7,126)            --         (5,507)          (931)             (314)
         105,527             --          1,815        (63,380)      (302,249)        20,770            11,837
              --        203,000         (2,892)       153,394        (39,019)        (4,470)            4,854
              --             --             --             --             --           (568)               --
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
         209,684        203,000         24,837        175,188       (265,834)       110,007            16,366
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
             (12)            --             --             (1)            --              5                --
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
         257,990        200,084         40,153        203,561       (296,602)       131,054            18,440
         200,084             --        336,137        132,576        331,132        200,078                --
    ------------   ------------   ------------   ------------   ------------   ------------      ------------
    $    458,074   $    200,084   $    376,290   $    336,137   $     34,530   $    331,132      $     18,440
    ============   ============   ============   ============   ============   ============      ============

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP             FIDELITY(R) VIP
          EQUITY-INCOME--          FREEDOM 2010 PORTFOLIO--      FREEDOM 2020 PORTFOLIO--     FREEDOM 2030 PORTFOLIO--
           INITIAL CLASS                INITIAL SHARES                INITIAL SHARES               INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ------------------------
        2006           2005           2006         2005(E)          2006         2005(E)              2006(I)
    ------------------------------------------------------------------------------------------------------------------
    $    185,822   $     40,800   $      2,490   $      1,081   $      2,174   $        475         $      3,156
         414,031         26,380          4,117             --          1,056             --                  129
         791,653        141,663            759             --          1,571             --                2,347
        (228,858)        66,269          5,892           (614)         5,730           (521)              13,032
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       1,162,648        275,112         13,258            467         10,531            (46)              18,664
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       1,345,542      1,336,625            974        220,433          2,247         82,662                    1
         (91,115)       (91,023)        (3,848)            --         (3,542)            --               (1,744)
         (93,986)        (6,389)            --             --             --             --                   --
         639,272        672,091        (51,761)            --         85,190             --              213,429
        (434,164)       (37,586)            --             --             --             --                   --
              --             --             --             --             --             --                   --
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       1,365,549      1,873,718        (54,635)       220,433         83,895         82,662              211,686
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
            (652)            51             --             --             --             --                   --
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
       2,527,545      2,148,881        (41,377)       220,900         94,426         82,616              230,350
       5,806,868      3,657,987        220,900             --         82,616             --                   --
    ------------   ------------   ------------   ------------   ------------   ------------         ------------
    $  8,334,413   $  5,806,868   $    179,523   $    220,900   $    177,042   $     82,616         $    230,350
    ============   ============   ============   ============   ============   ============         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                   GROWTH--                     INDEX 500--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $      4,106   $        595   $    213,750   $     74,929
    Net realized gain (loss) on investments.............       364,011         18,020        254,982         65,299
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      (187,821)       214,684      2,910,407        517,985
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       180,296        233,299      3,379,139        658,213
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       660,442      1,476,571      6,615,561      7,303,982
    Cost of insurance...................................       (21,517)       (30,149)      (360,696)      (226,202)
    Policyowners' surrenders............................           (68)          (671)       (75,153)        (8,484)
    Net transfers from (to) Fixed Account...............    (2,132,116)       373,028        701,180      1,330,138
    Transfers between Investment Divisions..............            --         (5,559)     1,369,142      1,201,225
    Policyowners' death benefits........................            --             --             --           (566)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (1,493,259)     1,813,220      8,250,034      9,600,093
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (9)             3           (119)             9
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    (1,312,972)     2,046,522     11,629,054     10,258,315
NET ASSETS:
    Beginning of year...................................     3,952,044      1,905,522     16,626,031      6,367,716
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  2,639,072   $  3,952,044   $ 28,255,085   $ 16,626,031
                                                          ============   ============   ============   ============

                                                                  JANUS ASPEN
                                                                    SERIES                      JANUS ASPEN
                                                                  BALANCED--                  SERIES FORTY--
                                                             INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006         2005(C)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    212,326   $    225,951   $      2,957   $        193
    Net realized gain (loss) on investments.............       670,701        230,276          6,004             12
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       407,252        510,298        241,378          3,571
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     1,290,279        966,525        250,339          3,776
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,095,253        790,409      1,292,732        193,728
    Cost of insurance...................................      (411,044)      (391,439)       (23,723)          (730)
    Policyowners' surrenders............................      (294,012)          (659)            --             --
    Net transfers from (to) Fixed Account...............        25,025         54,597      2,245,576        110,151
    Transfers between Investment Divisions..............    (2,835,208)      (522,881)         4,733             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (2,419,986)       (69,973)     3,519,318        303,149
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (2,141)          (216)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    (1,131,848)       896,336      3,769,657        306,925
NET ASSETS:
    Beginning of year...................................    14,262,324     13,365,988        306,925             --
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 13,130,476   $ 14,262,324   $  4,076,582   $    306,925
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

          FIDELITY(R) VIP
            INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP            FIDELITY(R) VIP VALUE
           GRADE BOND--                    MID-CAP--                    OVERSEAS--                   STRATEGIES--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                SERVICE CLASS 2
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $     84,560   $     37,551   $    (20,447)  $    (27,369)  $      7,940   $     (1,481)  $       (502)  $       (246)
         (12,510)       (10,599)       484,694        257,535        359,069         33,973             60            553
           5,648         25,436      1,418,610         90,375         29,092          4,048         27,504            905
          51,167        (14,816)      (336,473)     1,124,135        993,316        542,300          2,124          4,851
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         128,865         37,572      1,546,384      1,444,676      1,389,417        578,840         29,186          6,063
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,156,230        673,342      4,024,766      2,681,799      2,630,033      2,070,464         53,912         64,256
         (63,884)       (31,136)      (210,532)      (103,802)      (124,051)       (34,667)        (3,613)        (1,737)
          (2,015)       (16,661)        (4,694)        (1,351)       (48,831)            --         (4,404)        (2,527)
         332,897        319,590      1,522,308      1,513,327      3,150,253        148,804         50,592         30,412
         202,871        321,703        908,221        303,538      2,751,004        826,210             --          5,955
              --         (3,341)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,626,099      1,263,497      6,240,069      4,393,511      8,358,408      3,010,811         96,487         96,359
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (26)            (7)           (85)           (22)           (12)            (6)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,754,938      1,301,062      7,786,368      5,838,165      9,747,813      3,589,645        125,673        102,422
       2,341,254      1,040,192     10,651,589      4,813,424      4,294,308        704,663        129,262         26,840
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  4,096,192   $  2,341,254   $ 18,437,957   $ 10,651,589   $ 14,042,121   $  4,294,308   $    254,935   $    129,262
    ============   ============   ============   ============   ============   ============   ============   ============

            JANUS ASPEN                   JANUS ASPEN                                                 LORD ABBETT
              SERIES                        SERIES                   LAZARD RETIREMENT               SERIES FUND--
         MID CAP GROWTH--             WORLDWIDE GROWTH--           INTERNATIONAL EQUITY              MID-CAP VALUE
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES                PORTFOLIO                     PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006         2005(A)          2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (17,643)  $     (5,517)  $     11,288   $      8,645   $     15,544   $         80   $     16,138   $     17,291
         297,478         10,073         55,039        (26,593)        (9,079)           (11)       647,042        214,070
              --             --             --             --         83,599            162        941,659        523,295
         264,217        237,121         42,800         65,234         66,047          1,714       (343,541)      (189,675)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         544,052        241,677        109,127         47,286        156,111          1,945      1,261,298        564,981
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         698,488      1,564,589        176,355        265,319        271,218         15,988      3,160,540      3,347,097
         (45,381)       (22,343)       (22,286)       (24,369)       (23,489)          (410)      (186,938)      (148,685)
         (45,450)            --       (144,751)          (615)        (9,375)          (513)       (19,095)       (11,530)
         301,232        329,582        (81,648)       115,260      1,857,333          9,366     (2,130,138)      (611,438)
         350,376        636,653           (701)      (278,479)        12,876             --        818,056             --
              --           (587)            --             --             --             --             --        (11,712)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,259,265      2,507,894        (73,031)        77,116      2,108,563         24,431      1,642,425      2,563,732
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            (65)            24             --             --             (9)             9
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,803,317      2,749,571         36,031        124,426      2,264,674         26,376      2,903,714      3,128,722
       3,387,906        638,335        839,007        714,581         26,376             --      9,168,628      6,039,906
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,191,223   $  3,387,906   $    875,038   $    839,007   $  2,291,050   $     26,376   $ 12,072,342   $  9,168,628
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                    MFS(R)                        MFS(R)
                                                                   INVESTORS                   NEW DISCOVERY
                                                                TRUST SERIES--                   SERIES--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $        432   $        502   $     (1,349)  $     (1,757)
    Net realized gain (loss) on investments.............         1,314          1,103         66,254         13,572
    Realized gain distribution received.................            --             --          8,985             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        20,317         10,027        (64,281)        26,340
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        22,063         11,632          9,609         38,155
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................            --             --        162,190        222,612
    Cost of insurance...................................        (3,993)        (4,558)        (2,620)        (4,364)
    Policyowners' surrenders............................            --             --             --            (68)
    Net transfers from (to) Fixed Account...............            --             --       (748,473)        21,687
    Transfers between Investment Divisions..............            --             --         (1,856)         2,964
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (3,993)        (4,558)      (590,759)       242,831
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (15)            (2)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        18,055          7,072       (581,150)       280,986
NET ASSETS:
    Beginning of year...................................       175,991        168,919        596,242        315,256
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    194,046   $    175,991   $     15,092   $    596,242
                                                          ============   ============   ============   ============

                                                                     PIMCO                      PIMCO REAL
                                                                LOW DURATION--                   RETURN--
                                                                ADMINISTRATIVE                ADMINISTRATIVE
                                                                 CLASS SHARES                  CLASS SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     11,477   $      6,405   $     83,935   $     27,061
    Net realized gain (loss) on investments.............        (8,801)          (110)       (34,864)          (396)
    Realized gain distribution received.................            --            765         71,690         14,971
    Change in unrealized appreciation (depreciation) on
      investments.......................................         7,309         (5,257)      (104,729)       (33,847)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         9,985          1,803         16,032          7,789
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       194,828          2,127        808,304      1,198,758
    Cost of insurance...................................        (9,720)        (5,696)       (30,750)       (22,003)
    Policyowners' surrenders............................        (1,331)          (557)            --             --
    Net transfers from (to) Fixed Account...............      (215,508)         9,163        233,571         82,553
    Transfers between Investment Divisions..............            --         78,878        311,321          4,363
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       (31,731)        83,915      1,322,446      1,263,671
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             (1)            --             (1)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       (21,746)        85,717      1,338,478      1,271,459
NET ASSETS:
    Beginning of year...................................       286,242        200,525      1,373,653        102,194
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $    264,496   $    286,242   $  2,712,131   $  1,373,653
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

              MFS(R)                  MORGAN STANLEY UIF            MORGAN STANLEY UIF            MORGAN STANLEY UIF
        UTILITIES SERIES--             EMERGING MARKETS              EMERGING MARKETS             U.S. REAL ESTATE--
           INITIAL CLASS                 DEBT--CLASS I                EQUITY--CLASS I                   CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $        537   $        (25)  $     18,355   $      2,953   $      8,407   $        336   $     30,099   $     21,598
           2,537            133         (2,183)          (234)        57,942         57,076        683,755        246,374
           2,203             --          4,094            654         58,847             --        284,171         66,074
          81,763          1,311          4,934          3,486        676,531        289,191        451,868         80,835
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          87,040          1,419         25,200          6,859        801,727        346,603      1,449,893        414,881
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          61,698         13,483         94,301         10,035      1,071,018        678,038        997,848      1,181,102
          (4,312)          (307)        (4,073)          (677)       (27,956)       (15,653)       (42,030)       (27,187)
          (1,116)          (920)          (348)            --         (4,665)      (262,081)       (66,314)        (6,636)
         322,249         10,128        101,855         54,318         42,633         61,337       (998,028)       177,873
         131,343             --         12,163          8,624         49,374        235,712      1,053,534       (275,594)
              --             --             --             --             --             --             --         (3,137)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         509,862         22,384        203,898         72,300      1,130,404        697,353        945,010      1,046,421
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             (5)            (2)           (46)           (41)           (97)           (34)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         596,902         23,803        229,093         79,157      1,932,085      1,043,915      2,394,806      1,461,268
          23,803             --         79,590            433      1,553,977        510,062      3,221,758      1,760,490
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    620,705   $     23,803   $    308,683   $     79,590   $  3,486,062   $  1,553,977   $  5,616,564   $  3,221,758
    ============   ============   ============   ============   ============   ============   ============   ============

            PIMCO TOTAL             PIMCO U.S.
             RETURN--              GOVERNMENT--          ROYCE MICRO-CAP               ROYCE SMALL-CAP
          ADMINISTRATIVE          ADMINISTRATIVE           PORTFOLIO--                   PORTFOLIO--
           CLASS SHARES            CLASS SHARES         INVESTMENT CLASS              INVESTMENT CLASS
    ---------------------------   --------------   ---------------------------   ---------------------------
        2006           2005          2006(H)           2006           2005           2006         2005(D)
    --------------------------------------------------------------------------------------------------------
    $    465,817   $    182,039    $      6,628    $       (558)  $      2,460   $     (1,381)  $        (27)
        (119,983)       (10,318)             76          98,304           (701)        13,772              1
          75,791        132,551          12,129         108,754         12,282         68,043          1,710
          31,689       (218,654)         (9,554)         49,744         70,495         65,639            638
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
         453,314         85,618           9,279         256,244         84,536        146,073          2,322
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
       4,435,649      4,232,903          84,665         216,013        114,313        434,285             --
        (179,508)      (116,878)         (1,031)        (17,973)       (10,115)       (15,572)           (30)
          (4,645)        (1,813)             --         (83,846)          (478)           (75)            --
         169,002        300,689              --         634,422        310,688        170,896        185,191
         960,461      1,078,193         486,487         324,127          4,363        622,620             --
              --         (5,037)             --              --             --             --             --
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
       5,380,959      5,488,057         570,121       1,072,743        418,771      1,212,154        185,161
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
              (5)            (1)             --             (33)            (5)            (4)            --
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
       5,834,268      5,573,674         579,400       1,328,954        503,302      1,358,223        187,483
       8,600,749      3,027,075              --         798,026        294,724        187,483             --
    ------------   ------------    ------------    ------------   ------------   ------------   ------------
    $ 14,435,017   $  8,600,749    $    579,400    $  2,126,980   $    798,026   $  1,545,706   $    187,483
    ============   ============    ============    ============   ============   ============   ============


         SCUDDER VIT EAFE(R)
         EQUITY INDEX FUND--
           CLASS A SHARES
     ---------------------------
         2006           2005
     ---------------------------
     $         --   $         (1)
               --            177
               --             --
               --           (143)
     ------------   ------------
               --             33
     ------------   ------------
               --             --
               --             (4)
               --             --
               --             --
               --         (1,447)
               --             --
     ------------   ------------
               --         (1,451)
     ------------   ------------
               --             --
     ------------   ------------
               --         (1,418)
               --          1,418
     ------------   ------------
     $         --   $         --
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                 T. ROWE PRICE                 T. ROWE PRICE
                                                               BLUE CHIP GROWTH                EQUITY INCOME
                                                                   PORTFOLIO                     PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (6,167)  $    (11,059)  $    175,741   $    121,326
    Net realized gain (loss) on investments.............       706,994         15,504        652,167        145,464
    Realized gain distribution received.................            --             --        410,216        500,340
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (50,674)       460,485      1,153,833       (393,123)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       650,153        464,930      2,391,957        374,007
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,968,466      2,809,840      3,722,787      3,801,757
    Cost of insurance...................................      (136,653)      (152,473)      (263,884)      (194,291)
    Policyowners' surrenders............................       (10,295)        (8,594)       (78,061)      (394,951)
    Net transfers from (to) Fixed Account...............    (3,407,052)       503,029     (2,662,056)     1,289,593
    Transfers between Investment Divisions..............           948             --        635,837        579,636
    Policyowners' death benefits........................            --        (20,784)            --        (55,992)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (1,584,586)     3,131,018      1,354,623      5,025,752
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (20)             2           (405)            59
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............      (934,453)     3,595,950      3,746,175      5,399,818
NET ASSETS:
    Beginning of year...................................     8,297,691      4,701,741     11,475,755      6,075,937
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  7,363,238   $  8,297,691   $ 15,221,930   $ 11,475,755
                                                          ============   ============   ============   ============

                                                                                                  VAN ECK
                                                                 T. ROWE PRICE                   WORLDWIDE
                                                          PERSONAL STRATEGY BALANCED         ABSOLUTE RETURN--
                                                                   PORTFOLIO               INITIAL CLASS SHARES
                                                          ---------------------------   ---------------------------
                                                              2006           2005           2006           2005
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    257,714   $     97,382   $       (495)  $       (222)
    Net realized gain (loss) on investments.............       257,944         41,087            168            (26)
    Realized gain distribution received.................       528,714         64,965            525             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       450,126        203,506          9,814             28
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     1,494,498        406,940         10,012           (220)
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     4,413,377      2,168,618         31,513         38,629
    Cost of insurance...................................      (134,071)       (68,712)          (786)          (383)
    Policyowners' surrenders............................        (9,649)           (23)        (1,597)           (11)
    Net transfers from (to) Fixed Account...............     2,050,557         59,809        129,649         31,967
    Transfers between Investment Divisions..............     3,861,563         43,108             --         (4,260)
    Policyowners' death benefits........................            --         (4,094)            --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    10,181,777      2,198,706        158,779         65,942
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    11,676,275      2,605,646        168,791         65,722
NET ASSETS:
    Beginning of year...................................     7,790,157      5,184,511         75,101          9,379
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $ 19,466,432   $  7,790,157   $    243,892   $     75,101
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period March 2005 (Commencement of Investments) through December 2005.
(b) For the period May 2005 (Commencement of Investments) through December 2005.
(c) For the period September 2005 (Commencement of Investments) through December 2005.
(d) For the period November 2005 (Commencement of Investments) through December 2005.
(e)  For the period December 2005 (Commencement of Investments).
(f) For the period January 2006 (Commencement of Investments) through December 2006.
(g) For the period February 2006 (Commencement of Investments) through December 2006.
(h) For the period July 2006 (Commencement of Investments) through December 2006.
(i) For the period August 2006 (Commencement of Investments) through December 2006.
(j) For the period October 2006 (Commencement of Investments) through December 2006.
(k)  For the period December 2006 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

           T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
             INDEX 500                   INTERNATIONAL                 LIMITED-TERM               NEW AMERICA GROWTH
             PORTFOLIO                  STOCK PORTFOLIO               BOND PORTFOLIO                   PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006         2005(B)          2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $      2,459   $        111   $      9,549   $      8,636   $     24,366   $     10,214   $     (2,370)  $       (552)
             744             66        219,279         14,170         (5,334)        (5,679)        12,419          3,456
              --             --          4,186          2,263             --             --         16,769             --
          11,128            421        108,801         63,425          9,023           (624)        48,487         15,905
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          14,331            598        341,815         88,494         28,055          3,911         75,305         18,809
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          25,904         10,400        172,966        111,945        367,954        102,423         89,824        301,434
          (2,859)          (435)       (23,258)       (13,673)       (16,374)        (7,119)       (16,018)        (4,957)
          (4,554)            --             --           (359)        (4,999)        (2,644)       (51,485)          (998)
         290,729         13,220        514,931         28,928        180,383        118,915        684,511        150,782
              --             --       (374,496)        66,927             --        (56,790)            --         10,468
              --             --             --             --             --         (3,361)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         309,220         23,185        290,143        193,768        526,964        151,424        706,832        456,729
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            (40)           (10)            (2)            (1)            (9)            (2)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         323,551         23,783        631,918        282,252        555,017        155,334        782,128        475,536
          23,783             --        649,499        367,247        418,556        263,222        524,247         48,711
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    347,334   $     23,783   $  1,281,417   $    649,499   $    973,573   $    418,556   $  1,306,375   $    524,247
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), and CorpExec VUL V policies (CESVUL5) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
  The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., the A I M Advisors, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the BAMCO, Inc., the Calvert Variable Series, Inc., the Davis Selected Advisors, L.P., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, Lazard Asset Management LLC, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), Pacific Investment Management Company LLC, the Universal Institutional Funds, Inc., DWS Investments VIT Funds, Royce and Associates, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the Van Eck Associates Corporation (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
  New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings") and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM Holdings is a wholly-owned subsidiary of New York Life Insurance Company. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., and Lord Abbett & Company LLC, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC ("ICAP"), a wholly-owned subsidiary of NYLIM Holdings, became an interim sub-adviser, having replaced The Dreyfus Corporation. At a special meeting of shareholders held on September 28, 2006 a new subadvisory agreement between NYLIM and ICAP was approved.
  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity (formerly known as MainStay VP Basic Value) MainStay VP Income and Growth
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
A I M V.I. Global Real Estate Fund--Series I Shares
A I M V.I. International Growth Fund--Series I Shares
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
Baron Capital Assets--Insurance Shares
Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Dreyfus VIF Emerging Leaders--Initial Shares
DWS Small Cap Index VIP--Class A Shares
  (formerly known as Scudder VIT Small Cap Index Fund--Class A Shares) Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio and Van Eck Worldwide Absolute Return--Initial Class Shares

  Not all Investment Divisions are available on all policies. No new investments may be added to the MFS(R) Investors Trust Series--Initial Class.

  All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  At the close of the financial reporting period, there have been no investments in the following investment divisions: American Funds Asset Allocation Fund--Class 2 Shares, American Funds Global Small Capitalization--Class 2 Shares, American Funds Growth Fund--Class 2 Shares, American Funds International Fund--Class 2 Shares, Delaware VIP International Value Equity Series--Standard Class, and Neuberger Berman AMT Partners Portfolio--Class I.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

  In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------

At December 31, 2006, the investments of CSVUL Separate Account-I are as follows:


                                                                                MAINSTAY VP                         MAINSTAY VP
                                                              MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                                BOND--        APPRECIATION--         CASH             STOCK--
                                                             INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                            ---------------------------------------------------------------------
Number of shares..........................................          166               944            55,617             4,255
Identified cost...........................................     $  2,197          $ 21,808          $ 55,617          $ 80,598


                                                              MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               LARGE CAP          MID CAP           MID CAP           MID CAP
                                                               GROWTH--           CORE--           GROWTH--           VALUE--
                                                             INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                            ---------------------------------------------------------------------
Number of shares..........................................           16             4,330               675             4,703
Identified cost...........................................     $    164          $ 54,136          $  9,542          $ 52,485

  Investment activity for the year ended December 31, 2006, was as follows:


                                                                                MAINSTAY VP                         MAINSTAY VP
                                                              MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                                BOND--        APPRECIATION--         CASH             STOCK--
                                                             INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                            ---------------------------------------------------------------------
Purchases.................................................     $  1,999          $ 22,755          $129,892          $  3,322
Proceeds from sales.......................................        7,528            19,492           108,605             1,061


                                                              MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               LARGE CAP          MID CAP           MID CAP           MID CAP
                                                               GROWTH--           CORE--           GROWTH--           VALUE--
                                                             INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                            ---------------------------------------------------------------------
Purchases.................................................     $     14          $ 19,341          $ 12,320          $  1,120
Proceeds from sales.......................................          219             2,483             3,256               659

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                     MAINSTAY VP
                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE      ICAP SELECT     INCOME AND     INTERNATIONAL
    CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         EQUITY--        GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
            34               35             43              594              28              75           4,950
      $    389         $    342       $    458         $  5,944        $    303        $    892        $ 67,800

                                                                                                             ALGER
     MAINSTAY VP     MAINSTAY VP                                       A I M V.I.        A I M V.I.         AMERICAN
       S&P 500        SMALL CAP      MAINSTAY VP      MAINSTAY VP      GLOBAL REAL      INTERNATIONAL      LEVERAGED
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--       ESTATE FUND--     GROWTH FUND--       ALLCAP--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES   CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------
          5,350             388              157           8,586              194                  1               3
       $140,967        $  4,448         $  2,786        $133,766         $  5,299           $     26        $    119

                                                     MAINSTAY VP
                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE      ICAP SELECT     INCOME AND     INTERNATIONAL
    CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         EQUITY--        GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
      $    180         $    406       $    433         $  4,711        $     23        $     70        $ 20,657
           319               63          1,278            6,000             426             121           7,417

                                                                                                             ALGER
     MAINSTAY VP     MAINSTAY VP                                       A I M V.I.        A I M V.I.         AMERICAN
       S&P 500        SMALL CAP      MAINSTAY VP      MAINSTAY VP      GLOBAL REAL      INTERNATIONAL      LEVERAGED
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--       ESTATE FUND--     GROWTH FUND--       ALLCAP--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES   CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------
       $ 22,149        $  6,529         $  2,055        $ 19,986         $  5,302           $     26        $    166
         22,191           2,070            1,174           7,366                3                 --              78

--------------------------------------------------------------------------------

                                                                ALGER
                                                               AMERICAN          AMERICAN       AMERICAN FUNDS     BARON CAPITAL
                                                                SMALL          CENTURY(R) VP     GROWTH-INCOME       ASSETS--
                                                           CAPITALIZATION--       VALUE--           FUND--           INSURANCE
                                                            CLASS O SHARES       CLASS II       CLASS 2 SHARES        SHARES
                                                           ----------------------------------------------------------------------
Number of shares.........................................            69                66                --                27
Identified cost..........................................      $  1,789          $    524          $      5          $    804


                                                                              FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                            FIDELITY(R) VIP    FREEDOM 2010      FREEDOM 2020      FREEDOM 2030
                                                            EQUITY-INCOME--     PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
                                                             INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES
                                                            ---------------------------------------------------------------------
Number of shares..........................................          272                15                15                19
Identified cost...........................................     $  6,854          $    174          $    172          $    217

                                                                ALGER
                                                               AMERICAN          AMERICAN       AMERICAN FUNDS     BARON CAPITAL
                                                                SMALL          CENTURY(R) VP     GROWTH-INCOME       ASSETS--
                                                           CAPITALIZATION--       VALUE--           FUND--           INSURANCE
                                                            CLASS O SHARES       CLASS II       CLASS 2 SHARES        SHARES
                                                           ----------------------------------------------------------------------
Purchases................................................      $  2,105          $    555          $      5          $  1,048
Proceeds from sales......................................           521               269                --               400


                                                                              FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                            FIDELITY(R) VIP    FREEDOM 2010      FREEDOM 2020      FREEDOM 2030
                                                            EQUITY-INCOME--     PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
                                                             INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES
                                                            ---------------------------------------------------------------------
Purchases.................................................     $  4,757          $    120          $    195          $    219
Proceeds from sales.......................................        3,611               171               107                 2

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      CALVERT                     DREYFUS IP      DREYFUS VIF      DREYFUS VIF       DWS SMALL
      SOCIAL                      TECHNOLOGY       DEVELOPING        EMERGING        CAP INDEX      FIDELITY(R) VIP
     BALANCED     DAVIS VALUE      GROWTH--        LEADERS--        LEADERS--          VIP--        CONTRAFUND(R)--
     PORTFOLIO     PORTFOLIO    INITIAL SHARES   INITIAL SHARES   INITIAL SHARES   CLASS A SHARES    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
           11            31              40                1                1            1,556               425
     $     21      $    416        $    342         $     32         $     16         $ 23,621          $ 13,296

                                                                                              FIDELITY(R) VIP    JANUS ASPEN
                                        FIDELITY(R) VIP                                            VALUE           SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP    STRATEGIES--      BALANCED--
       GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--          SERVICE       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS 2          SHARES
    -------------------------------------------------------------------------------------------------------------------------
              74               175               321               530               586                19              471
        $  2,456          $ 24,232          $  4,061          $ 16,932          $ 12,416          $    245         $ 11,438


      CALVERT                     DREYFUS IP      DREYFUS VIF      DREYFUS VIF       DWS SMALL
      SOCIAL                      TECHNOLOGY       DEVELOPING        EMERGING        CAP INDEX      FIDELITY(R) VIP
     BALANCED     DAVIS VALUE      GROWTH--        LEADERS--        LEADERS--          VIP--        CONTRAFUND(R)--
     PORTFOLIO     PORTFOLIO    INITIAL SHARES   INITIAL SHARES   INITIAL SHARES   CLASS A SHARES    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
     $    144      $    472        $    171         $    191         $     24         $ 23,836          $ 10,455
        1,013           260             149              426                7            9,667             3,158

                                                                                              FIDELITY(R) VIP    JANUS ASPEN
                                        FIDELITY(R) VIP                                            VALUE           SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP    STRATEGIES--      BALANCED--
       GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--          SERVICE       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS 2          SHARES
    -------------------------------------------------------------------------------------------------------------------------
        $  1,297          $ 10,152          $  2,207          $  9,424          $ 10,149          $    151         $  2,107
           2,781             1,691               490             1,773             1,752                27            4,320

--------------------------------------------------------------------------------

                                                                                JANUS ASPEN       JANUS ASPEN
                                                                                  SERIES            SERIES            LAZARD
                                                              JANUS ASPEN         MID CAP          WORLDWIDE        RETIREMENT
                                                            SERIES FORTY--       GROWTH--          GROWTH--        INTERNATIONAL
                                                             INSTITUTIONAL    INSTITUTIONAL--    INSTITUTIONAL        EQUITY
                                                                SHARES            SHARES            SHARES           PORTFOLIO
                                                            ---------------------------------------------------------------------
Number of shares..........................................          135               157                27               154
Identified cost...........................................     $  3,832          $  4,595          $    761          $  2,223

                                                               PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.
                                                              DURATION--         RETURN--          RETURN--         GOVERNMENT-
                                                            ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                                                 CLASS             CLASS             CLASS             CLASS
                                                                SHARES            SHARES            SHARES            SHARES
                                                            ---------------------------------------------------------------------
Number of shares..........................................           26               226             1,421                55
Identified cost...........................................     $    262          $  2,839          $ 14,576          $    587

                                                                                JANUS ASPEN       JANUS ASPEN
                                                                                  SERIES            SERIES            LAZARD
                                                              JANUS ASPEN         MID CAP          WORLDWIDE        RETIREMENT
                                                            SERIES FORTY--       GROWTH--          GROWTH--        INTERNATIONAL
                                                             INSTITUTIONAL    INSTITUTIONAL--    INSTITUTIONAL        EQUITY
                                                                SHARES            SHARES            SHARES           PORTFOLIO
                                                            ---------------------------------------------------------------------
Purchases.................................................     $  4,039          $  2,635          $    390          $  2,710
Proceeds from sales.......................................          516             1,395               451               502

                                                               PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.
                                                              DURATION--         RETURN--          RETURN--         GOVERNMENT-
                                                            ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                                                 CLASS             CLASS             CLASS             CLASS
                                                                SHARES            SHARES            SHARES            SHARES
                                                            ---------------------------------------------------------------------
Purchases.................................................     $    405          $  2,082          $  8,632          $    588
Proceeds from sales.......................................          425               598             2,595                 1

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                        MORGAN         MORGAN
                                        MFS(R)                         STANLEY        STANLEY         MORGAN
     LORD ABBETT        MFS(R)            NEW           MFS(R)       UIF EMERGING   UIF EMERGING      STANLEY
    SERIES FUND--     INVESTORS        DISCOVERY       UTILITIES       MARKETS        MARKETS      UIF U.S. REAL
    MID-CAP VALUE   TRUST SERIES--     SERIES--        SERIES--         DEBT--        EQUITY--       ESTATE--
      PORTFOLIO     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I         CLASS I
    ------------------------------------------------------------------------------------------------------------
           554                 9               1              21             35            178             191
      $ 11,877          $    141        $     13        $    536       $    300       $  2,434        $  4,645

       ROYCE         ROYCE
     MICRO-CAP     SMALL-CAP    T. ROWE PRICE                                   T. ROWE PRICE
    PORTFOLIO--   PORTFOLIO--     BLUE CHIP     T. ROWE PRICE   T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE
    INVESTMENT    INVESTMENT       GROWTH       EQUITY INCOME     INDEX 500         STOCK        LIMITED-TERM
       CLASS         CLASS        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
    ----------------------------------------------------------------------------------------------------------
          148           145             700             613              32              71              198
     $  2,004      $  1,479        $  6,608        $ 13,853        $    336        $  1,072         $    962

                                                                        MORGAN         MORGAN
                                        MFS(R)                         STANLEY        STANLEY         MORGAN
     LORD ABBETT        MFS(R)            NEW           MFS(R)       UIF EMERGING   UIF EMERGING      STANLEY
    SERIES FUND--     INVESTORS        DISCOVERY       UTILITIES       MARKETS        MARKETS      UIF U.S. REAL
    MID-CAP VALUE   TRUST SERIES--     SERIES--        SERIES--         DEBT--        EQUITY--       ESTATE--
      PORTFOLIO     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I         CLASS I
    ------------------------------------------------------------------------------------------------------------
      $  6,672          $      1        $    295        $    573       $    308       $  1,338        $  3,123
         4,073                 4             876              62             82            140           1,866

       ROYCE         ROYCE
     MICRO-CAP     SMALL-CAP    T. ROWE PRICE                                   T. ROWE PRICE
    PORTFOLIO--   PORTFOLIO--     BLUE CHIP     T. ROWE PRICE   T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE
    INVESTMENT    INVESTMENT       GROWTH       EQUITY INCOME     INDEX 500         STOCK        LIMITED-TERM
       CLASS         CLASS        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
    ----------------------------------------------------------------------------------------------------------
     $  1,714      $  1,721        $  3,004        $  6,140        $    320        $  2,473         $    875
          533           442           4,594           4,206               8           2,172              329

--------------------------------------------------------------------------------

                                                                                                         VAN ECK
                                                                                                        WORLDWIDE
                                                                                   T. ROWE PRICE        ABSOLUTE
                                                               T. ROWE PRICE     PERSONAL STRATEGY      RETURN--
                                                                NEW AMERICA          BALANCED         INITIAL CLASS
                                                              GROWTH PORTFOLIO       PORTFOLIO           SHARES
                                                              ------------------------------------------------------
Number of shares............................................            61                 995                23
Identified cost.............................................      $  1,242            $ 18,669          $    234

                                                                                                         VAN ECK
                                                                                                        WORLDWIDE
                                                                                   T. ROWE PRICE        ABSOLUTE
                                                               T. ROWE PRICE     PERSONAL STRATEGY      RETURN--
                                                                NEW AMERICA          BALANCED         INITIAL CLASS
                                                              GROWTH PORTFOLIO       PORTFOLIO           SHARES
                                                              ------------------------------------------------------
Purchases...................................................      $    994            $ 13,722          $    162
Proceeds from sales.........................................           273               2,754                 3

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

  On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CESVUL3 and CESVUL4 policies, we deduct 1.75% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CESVUL5 policies, we deduct 1.75% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year. (2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

  On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

  On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is ..45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2006 and December 31, 2005 were as follows:


                                                     MAINSTAY VP
                                 MAINSTAY VP           CAPITAL                               MAINSTAY VP         MAINSTAY VP
                                   BOND--          APPRECIATION--        MAINSTAY VP       COMMON STOCK--       CONVERTIBLE--
                                INITIAL CLASS       INITIAL CLASS      CASH MANAGEMENT      INITIAL CLASS       INITIAL CLASS
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006      2005      2006      2005      2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       40        90        95       658    12,887        32        11        67        --         7
Units redeemed..............     (392)      (12)      (16)      (60)      (92)       (8)      (12)     (354)       --        (7)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...     (352)       78        79       598    12,795        24        (1)     (287)       --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................       --        --        --        --     5,004       677         1         4         4         2
Units redeemed..............       --        --        --        --    (6,237)     (539)      (29)      (40)       --        (3)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --        --    (1,233)      138       (28)      (36)        4        (1)
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................       51        30     1,241       330    61,091    28,384         9         1         8        26
Units redeemed..............      (81)       (6)   (1,036)       (2)  (56,372)  (10,610)       --        --       (25)       --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      (30)       24       205       328     4,719    17,774         9         1       (17)       26
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


                                 MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                               MID CAP CORE--     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
                                INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS        INITIAL CLASS
                              -----------------   -----------------   -----------------   -----------------   -------------------
                               2006      2005      2006      2005      2006      2005      2006      2005       2006       2005
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --        --        --        --        --        --        78        79        --         --
Units redeemed..............       --        --        --        --        --        --      (484)     (373)       --         --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
  Net increase (decrease)...       --        --        --        --        --        --      (406)     (294)       --         --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======

SERIES II POLICIES
Units issued................       --        --        --        --        --        --        14         4        --         --
Units redeemed..............      (10)      (10)       --        --       (22)      (22)       (1)       (4)       --         --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
  Net increase (decrease)...      (10)      (10)       --        --       (22)      (22)       13        --        --         --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======

SERIES III POLICIES
Units issued................    1,162         3       632        26        10        15       368       525       397          8
Units redeemed..............       (4)      (26)       (3)       (4)       (9)       --       (18)     (335)       (2)        (6)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
  Net increase (decrease)...    1,158       (23)      629        22         1        15       350       190       395          2
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).
(j) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(k) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(l) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(m) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(n) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(o) For Series III policies, represents the period December 2006 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                             MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD          ICAP SELECT          INCOME &          INTERNATIONAL
    FLOATING RATE--     GOVERNMENT--      CORPORATE BOND--        EQUITY--            GROWTH--            EQUITY--
     INITIAL CLASS      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    ---------------   -----------------   -----------------   -----------------   -----------------   -----------------
        2006(J)        2006      2005      2006      2005      2006      2005      2006     2005(E)    2006      2005
-----------------------------------------------------------------------------------------------------------------------
             --             9        18        29        28        (1)        4        --       --         84        30
             --           (79)      (10)     (282)       (8)      (23)       (2)       --       --        (92)     (101)
        -------       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
             --           (70)        8      (253)       20       (24)        2        --       --         (8)      (71)
        =======       =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

             --             1        --         2         5        --         1        --       --         13        13
             --            (6)       --        --        --        (4)       --        --       --        (10)       (7)
        -------       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
             --            (5)       --         2         5        (4)        1        --       --          3         6
        =======       =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

             33            21        13       259       178        --        17         4       76        875       260
             --            (1)       --        (3)       (2)       (4)       --        (9)      (1)       (11)       (8)
        -------       -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
             33            20        13       256       176        (4)       17        (5)      75        864       252
        =======       =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


        MAINSTAY VP
         LARGE CAP
         GROWTH--
       INITIAL CLASS
     -----------------
      2006      2005
          --        24
         (32)      (21)
     -------   -------
         (32)        3
     =======   =======
          --         1
          --        --
     -------   -------
          --         1
     =======   =======
           2         2
          (2)       --
     -------   -------
          --         2
     =======   =======

                                              A I M V.I.        A I M V.I.                             ALGER AMERICAN
       MAINSTAY VP         MAINSTAY VP        GLOBAL REAL      INTERNATIONAL      ALGER AMERICAN            SMALL
     TOTAL RETURN--          VALUE--         ESTATE FUND--     GROWTH FUND--    LEVERAGED ALLCAP--    CAPITALIZATION--
      INITIAL CLASS       INITIAL CLASS     SERIES I SHARES   SERIES I SHARES     CLASS O SHARES       CLASS O SHARES
    -----------------   -----------------   ---------------   ---------------   -------------------   -----------------
     2006      2005      2006      2005       2006(L)(N)          2006(L)         2006       2005      2006      2005
-----------------------------------------------------------------------------------------------------------------------
         92        50       162        46            --                --            --         --         --        --
         (7)       (4)       (3)     (211)           --                --            --         --         --       (23)
    -------   -------   -------   -------       -------           -------       -------    -------    -------   -------
         85        46       159      (165)           --                --            --         --         --       (23)
    =======   =======   =======   =======       =======           =======       =======    =======    =======   =======

         --        --        --         1             7                --            --         --         --        --
         --        --       (45)      (42)           --                --            --         --         --        (8)
    -------   -------   -------   -------       -------           -------       -------    -------    -------   -------
         --        --       (45)      (41)            7                --            --         --         --        (8)
    =======   =======   =======   =======       =======           =======       =======    =======    =======   =======

         --        --       928       141           445                 3             8          4        121        12
         --        --      (171)       --            --                --            --         (3)        (5)       (3)
    -------   -------   -------   -------       -------           -------       -------    -------    -------   -------
         --        --       757       141           445                 3             8          1        116         9
    =======   =======   =======   =======       =======           =======       =======    =======    =======   =======


     AMERICAN CENTURY(R)
         VP VALUE--
          CLASS II
     -------------------
       2006     2005(I)
--------------------------------
          --         --
          --         --
     -------    -------
          --         --
     =======    =======
          11          5
          --         --
     -------    -------
          11          5
     =======    =======
          17         10
          (6)        (3)
     -------    -------
          11          7
     =======    =======

--------------------------------------------------------------------------------


                              AMERICAN FUNDS                            CALVERT                                  DREYFUS IP
                              GROWTH-INCOME      BARON CAPITAL          SOCIAL                                   TECHNOLOGY
                                  FUND--           ASSETS--            BALANCED            DAVIS VALUE            GROWTH--
                              CLASS 2 SHARES   INSURANCE SHARES        PORTFOLIO            PORTFOLIO          INITIAL SHARES
                              --------------   -----------------   -----------------   --------------------   -----------------
                                 2006(O)        2006     2005(I)    2006      2005      2006     2005(H)(I)    2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................          --            --        --        --        64        --         --          --        --
Units redeemed..............          --            --        --        (1)      (64)       --         --          --        --
                                 -------       -------   -------   -------   -------   -------    -------     -------   -------
  Net increase (decrease)...          --            --        --        (1)       --        --         --          --        --
                                 =======       =======   =======   =======   =======   =======    =======     =======   =======

SERIES II POLICIES
Units issued................          --             7        --        --        --         5          8          --        --
Units redeemed..............          --            --        --        --        --        --         --          --        --
                                 -------       -------   -------   -------   -------   -------    -------     -------   -------
  Net increase (decrease)...          --             7        --        --        --         5          8          --        --
                                 =======       =======   =======   =======   =======   =======    =======     =======   =======

SERIES III POLICIES
Units issued................           1            55        13         8        49        16         12           5        26
Units redeemed..............          --            --        --       (82)      (10)       --         --          (2)       (7)
                                 -------       -------   -------   -------   -------   -------    -------     -------   -------
  Net increase (decrease)...           1            55        13       (74)       39        16         12           3        19
                                 =======       =======   =======   =======   =======   =======    =======     =======   =======


                              FIDELITY(R) VIP                                                FIDELITY(R) VIP
                               FREEDOM 2030      FIDELITY(R) VIP    FIDELITY(R) VIP INDEX      INVESTMENT        FIDELITY(R) VIP
                                PORTFOLIO--         GROWTH--                500--             GRADE BOND--          MID-CAP--
                              INITIAL SHARES      INITIAL CLASS         INITIAL CLASS         INITIAL CLASS       INITIAL CLASS
                              ---------------   -----------------   ---------------------   -----------------   -----------------
                                  2006(M)        2006      2005       2006        2005       2006      2005      2006      2005
                              ---------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................           --            --        --         --          --         --        --        --        --
Units redeemed..............           --            --        --         --          --         --        --        --        --
                                  -------       -------   -------    -------     -------    -------   -------   -------   -------
  Net increase (decrease)...           --            --        --         --          --         --        --        --        --
                                  =======       =======   =======    =======     =======    =======   =======   =======   =======

SERIES II POLICIES
Units issued................           --             4         5         20          26         38        28        22        10
Units redeemed..............           --           (29)       --         (1)        (12)        (2)      (11)       (3)       (7)
                                  -------       -------   -------    -------     -------    -------   -------   -------   -------
  Net increase (decrease)...           --           (25)        5         19          14         36        17        19         3
                                  =======       =======   =======    =======     =======    =======   =======   =======   =======

SERIES III POLICIES
Units issued................           21            59       183        704         885        112       104       408       364
Units redeemed..............           --          (174)       (4)       (36)        (20)        (4)       (2)      (14)       (8)
                                  -------       -------   -------    -------     -------    -------   -------   -------   -------
  Net increase (decrease)...           21          (115)      179        668         865        108       102       394       356
                                  =======       =======   =======    =======     =======    =======   =======   =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).
(j) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(k) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(l) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(m) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(n) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(o) For Series III policies, represents the period December 2006 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       DREYFUS VIF       DREYFUS VIF            DWS                                                   FIDELITY(R) VIP
       DEVELOPING          EMERGING          SMALL CAP        FIDELITY(R) VIP     FIDELITY(R) VIP      FREEDOM 2010
        LEADERS--         LEADERS--         INDEX VIP--       CONTRAFUND(R)--     EQUITY-INCOME--       PORTFOLIO--
     INITIAL SHARES     INITIAL SHARES    CLASS A SHARES       INITIAL CLASS       INITIAL CLASS      INITIAL SHARES
    -----------------   --------------   -----------------   -----------------   -----------------   -----------------
     2006      2005        2006(K)        2006      2005      2006      2005      2006      2005      2006     2005(I)
    ------------------------------------------------------------------------------------------------------------------
         --        --           --            --        --        --         3        19        21        --        --
         --        --           --            --        --       (17)       (3)     (180)       (5)       --        --
    -------   -------      -------       -------   -------   -------   -------   -------   -------   -------   -------
         --        --           --            --        --       (17)       --      (161)       16        --        --
    =======   =======      =======       =======   =======   =======   =======   =======   =======   =======   =======

          4         6           --             1         9        14        32        --         1        --        --
        (26)       --           --            (9)       --       (71)      (22)       (4)       --        --        --
    -------   -------      -------       -------   -------   -------   -------   -------   -------   -------   -------
        (22)        6           --            (8)        9       (57)       10        (4)        1        --        --
    =======   =======      =======       =======   =======   =======   =======   =======   =======   =======   =======

          3         6            2         1,057       251       554       244       214       158        --        22
         (7)       (1)          --            (7)       (4)      (17)       (5)      (11)       (7)       (6)       --
    -------   -------      -------       -------   -------   -------   -------   -------   -------   -------   -------
         (4)        5            2         1,050       247       537       239       203       151        (6)       22
    =======   =======      =======       =======   =======   =======   =======   =======   =======   =======   =======


      FIDELITY(R) VIP
       FREEDOM 2020
        PORTFOLIO--
      INITIAL SHARES
     -----------------
      2006     2005(I)
     -----------------
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
           8         8
          --        --
     -------   -------
           8         8
     =======   =======

     FIDELITY(R) VIP      FIDELITY(R) VIP      JANUS ASPEN SERIES      JANUS ASPEN SERIES      JANUS ASPEN SERIES
       OVERSEAS--       VALUE STRATEGIES--         BALANCED--                FORTY--            MID CAP GROWTH--
      INITIAL CLASS       SERVICE CLASS 2     INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    -----------------   -------------------   ---------------------   ---------------------   ---------------------
     2006      2005       2006       2005       2006        2005        2006       2005(F)      2006        2005
    ---------------------------------------------------------------------------------------------------------------
         --        --        --         --          18          21          --          --          --          --
         --        --        --         --        (201)        (57)         --          --          --          --
    -------   -------   -------    -------     -------     -------     -------     -------     -------     -------
         --        --        --         --        (183)        (36)         --          --          --          --
    =======   =======   =======    =======     =======     =======     =======     =======     =======     =======

         --        11        --         --          24          19          --          --          --          --
        (11)       --        --         --          (2)         (9)         --          --          --          --
    -------   -------   -------    -------     -------     -------     -------     -------     -------     -------
        (11)       11        --         --          22          10          --          --          --          --
    =======   =======   =======    =======     =======     =======     =======     =======     =======     =======

        637       268         8          9          54          38         337          30         101         214
        (14)       (3)       (1)        --         (12)         (3)         (3)         --          (7)         (2)
    -------   -------   -------    -------     -------     -------     -------     -------     -------     -------
        623       265         7          9          42          35         334          30          94         212
    =======   =======   =======    =======     =======     =======     =======     =======     =======     =======


      JANUS ASPEN SERIES
           WORLDWIDE         LAZARD RETIREMENT
           GROWTH--            INTERNATIONAL
     INSTITUTIONAL SHARES    EQUITY PORTFOLIO
     ---------------------   -----------------
       2006        2005       2006     2005(B)
     -----------------------------------------
            5           5         --        --
           (9)        (28)        --        --
      -------     -------    -------   -------
           (4)        (23)        --        --
      =======     =======    =======   =======
            3           3         --        --
          (12)         --         --        --
      -------     -------    -------   -------
           (9)          3         --        --
      =======     =======    =======   =======
           11          32        173         2
           (6)         (1)        (3)       --
      -------     -------    -------   -------
            5          31        170         2
      =======     =======    =======   =======

--------------------------------------------------------------------------------


                                 LORD ABBETT           MFS(R)              MFS(R)                              MORGAN STANLEY
                                SERIES FUND--      INVESTORS TRUST      NEW DISCOVERY     MFS(R) UTILITIES      UIF EMERGING
                                MID-CAP VALUE         SERIES--            SERIES--            SERIES--         MARKETS DEBT--
                                  PORTFOLIO         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS          CLASS I
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006      2005      2006      2005      2006      2005      2006     2005(D)    2006     2005(C)
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --        --        --        --        --        --        --       --         --        --
Units redeemed..............       --        --        --        --        --        --        --       --         --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --        --        --        --        --        --        --       --         --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................        2         1        (1)       --        --        --        --        1          3         6
Units redeemed..............      (61)       (2)       --        --        --        --        (1)      --         --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      (59)       (1)       (1)       --        --        --        (1)       1          3         6
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................      302       280        --        --        15        25        40        1         13         1
Units redeemed..............     (100)      (69)       --        --       (71)       --        --       --         --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      202       211        --        --       (56)       25        40        1         13         1
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

                                    ROYCE            SCUDDER VIT
                                  SMALL-CAP        EAFE(R) EQUITY       T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                 PORTFOLIO--        INDEX FUND--      BLUE CHIP GROWTH      EQUITY INCOME         INDEX 500
                              INVESTMENT CLASS     CLASS A SHARES         PORTFOLIO           PORTFOLIO           PORTFOLIO
                              -----------------   -----------------   -----------------   -----------------   -----------------
                               2006     2005(G)    2006      2005      2006      2005      2006      2005      2006      2005
                              -------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................       --       --         --        --        --        --         9        32        --        --
Units redeemed..............       --       --         --        --        --        --        (3)      (29)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --       --         --        --        --        --         6         3        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES II POLICIES
Units issued................       --       --         --        --         4         3        21        45        --        --
Units redeemed..............       --       --         --        --       (14)       (1)     (115)       (8)       --        --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...       --       --         --        --       (10)        2       (94)       37        --        --
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

SERIES III POLICIES
Units issued................      115       18         --        --       161       299       308       413        27         2
Units redeemed..............       (1)      --         --        --      (288)      (16)     (101)      (11)       (1)       --
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease)...      114       18         --        --      (127)      283       207       402        26         2
                              =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


                                T. ROWE PRICE
                                INTERNATIONAL
                                    STOCK
                                  PORTFOLIO
                              -----------------
                               2006      2005
                              -----------------
SERIES I POLICIES
Units issued................       --        --
Units redeemed..............       --        --
                              -------   -------
  Net increase (decrease)...       --        --
                              =======   =======
SERIES II POLICIES
Units issued................        9        11
Units redeemed..............       (6)       --
                              -------   -------
  Net increase (decrease)...        3        11
                              =======   =======
SERIES III POLICIES
Units issued................       57        10
Units redeemed..............      (28)       (3)
                              -------   -------
  Net increase (decrease)...       29         7
                              =======   =======

Not all investment divisions are available under all policies.

(a) For Series II policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(b) For Series III policies, represents the period March 2005 (Commencement of Investments) through December 2005.
(c) For Series II policies, represents the period April 2005 (Commencement of Investments) through December 2005.
(d) For Series III policies, represents the period May 2005 (Commencement of Investments) through December 2005.
(e) For Series I policies, represents the period June 2005 (Commencement of Investments) through December 2005.
(f) For Series III policies, represents the period September 2005 (Commencement of Investments) through December 2005.
(g) For Series III policies, represents the period November 2005 (Commencement of Investments) through December 2005.
(h) For Series II policies, represents the period December 2005 (Commencement of Investments).
(i) For Series III policies, represents the period December 2005 (Commencement of Investments).
(j) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(k) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(l) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(m) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(n) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(o) For Series III policies, represents the period December 2006 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

    MORGAN STANLEY UIF                              PIMCO LOW          PIMCO REAL            PIMCO TOTAL          PIMCO U.S.
     EMERGING MARKETS     MORGAN STANLEY UIF       DURATION--           RETURN--              RETURN--           GOVERNMENT--
         EQUITY--         U.S. REAL ESTATE--     ADMINISTRATIVE      ADMINISTRATIVE     ADMINISTRATIVE CLASS    ADMINISTRATIVE
          CLASS I               CLASS I           CLASS SHARES        CLASS SHARES             SHARES            CLASS SHARES
    -------------------   -------------------   -----------------   -----------------   ---------------------   --------------
      2006     2005(A)      2006       2005      2006      2005      2006      2005       2006       2005(A)       2006(L)
------------------------------------------------------------------------------------------------------------------------------
         --         17         --         --         --        --        --        --         --          --             --
         --        (17)        --         --         --        --        --        --         --          --             --
    -------    -------    -------    -------    -------   -------   -------   -------    -------     -------        -------
         --         --         --         --         --        --        --        --         --          --             --
    =======    =======    =======    =======    =======   =======   =======   =======    =======     =======        =======

         --          7          2          2         --         8         1         5          1          21             --
         (2)        --        (18)       (28)       (23)       --        (5)       --        (15)         --             --
    -------    -------    -------    -------    -------   -------   -------   -------    -------     -------        -------
         (2)         7        (16)       (26)       (23)        8        (4)        5        (14)         21             --
    =======    =======    =======    =======    =======   =======   =======   =======    =======     =======        =======

         70         55        104        105         20         1       134       119        532         510             54
         (2)        (2)       (31)        --         (1)       --        (3)       (2)       (17)        (12)            --
    -------    -------    -------    -------    -------   -------   -------   -------    -------     -------        -------
         68         53         73        105         19         1       131       117        515         498             54
    =======    =======    =======    =======    =======   =======   =======   =======    =======     =======        =======

           ROYCE
         MICRO-CAP
        PORTFOLIO--
        INVESTMENT
           CLASS
     -----------------
      2006      2005
          --        --
          --        --
     -------   -------
          --        --
     =======   =======
          14         5
          --        --
     -------   -------
          14         5
     =======   =======
          72        34
          (8)       (1)
     -------   -------
          64        33
     =======   =======


                                                                                              VAN ECK WORLDWIDE
    T. ROWE PRICE LIMITED-TERM    T. ROWE PRICE NEW AMERICA     T. ROWE PRICE PERSONAL        ABSOLUTE RETURN--
          BOND PORTFOLIO              GROWTH PORTFOLIO        STRATEGY BALANCE PORTFOLIO    INITIAL CLASS SHARES
    ---------------------------   -------------------------   ---------------------------   ---------------------
        2006           2005          2006          2005           2006         2005(A)        2006        2005
    -------------------------------------------------------------------------------------------------------------
           --             --             --            --             --             --           --          --
           --             --             --            --             --             --           --          --
      -------        -------        -------       -------        -------        -------      -------     -------
           --             --             --            --             --             --           --          --
      =======        =======        =======       =======        =======        =======      =======     =======

            2              3             17             7             --             --           --          --
           (2)           (13)            --            --             --             --           --          --
      -------        -------        -------       -------        -------        -------      -------     -------
           --            (10)            17             7             --             --           --          --
      =======        =======        =======       =======        =======        =======      =======     =======

           52             27             52            38            839            202           15           7
           (2)            (1)            (7)           (1)           (12)            (7)          --          --
      -------        -------        -------       -------        -------        -------      -------     -------
           50             26             45            37            827            195           15           7
      =======        =======        =======       =======        =======        =======      =======     =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of December 31, 2006, 2005, 2004, 2003 and 2002:


                                                                MAINSTAY VP
                                                                   BOND--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $  1,080   $  6,193   $  4,973   $  3,967   $  3,330
Units Outstanding.........................        71        423        345        284        248
Variable Accumulation Unit Value..........  $  15.19   $  14.63   $  14.41   $  13.95   $  13.44
Total Return..............................      3.8%       1.5%       3.4%       3.8%       8.7%
Investment Income Ratio...................      0.3%       3.5%       3.8%       4.2%       4.5%

SERIES II POLICIES (b)
Net Assets................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --

SERIES III POLICIES (c)
Net Assets................................  $  1,177   $  1,441   $  1,163   $     --   $     --
Units Outstanding.........................       107        137        113         --         --
Variable Accumulation Unit Value..........  $  10.98   $  10.50   $  10.27   $     --   $     --
Total Return..............................      4.5%       2.2%       2.7%         --         --
Investment Income Ratio...................      1.1%       2.8%       6.0%         --         --


                                                                MAINSTAY VP
                                                               COMMON STOCK--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $    587   $    527   $  3,826   $ 30,953   $ 24,273
Units Outstanding.........................        41         42        329      2,932      2,885
Variable Accumulation Unit Value..........  $  14.38   $  12.43   $  11.63   $  10.56   $   8.41
Total Return..............................     15.7%       6.9%      10.1%      25.5%     (24.8%)
Investment Income Ratio...................      0.6%       0.2%       0.2%       1.1%       0.9%

SERIES II POLICIES (b)
Net Assets................................  $103,462   $ 89,437   $ 83,745   $    228   $    120
Units Outstanding.........................     6,184      6,212      6,248         19         12
Variable Accumulation Unit Value..........  $  16.73   $  14.40   $  13.40   $  12.12   $   9.61
Total Return..............................     16.2%       7.4%      10.6%      26.1%      (3.9%)
Investment Income Ratio...................      0.6%       1.0%       9.1%       1.2%       7.3%

SERIES III POLICIES (c)
Net Assets................................  $    157   $     22   $      8   $     --   $     --
Units Outstanding.........................        11          2          1         --         --
Variable Accumulation Unit Value..........  $  13.59   $  11.67   $  10.83   $     --   $     --
Total Return..............................     16.5%       7.7%       8.4%         --         --
Investment Income Ratio...................      1.1%       1.0%      14.2%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                                              MAINSTAY VP
                 CAPITAL APPRECIATION--                                            CASH
                     INITIAL CLASS                                              MANAGEMENT
--------------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------
    $  8,194   $  7,135   $  1,234   $ 21,393   $ 17,231   $ 16,157   $    151   $    119   $    166   $    155
         814        735        137      2,453      2,492     12,920        125        101        141        132
    $  10.07   $   9.71   $   9.02   $   8.72   $   6.92   $   1.25   $   1.20   $   1.18   $   1.18   $   1.18
        3.7%       7.7%       3.4%      26.1%     (31.3%)      3.9%       2.2%       0.1%         --       0.9%
        0.4%         --         --       0.2%       0.1%       4.8%       2.9%       0.8%       0.7%       1.3%

    $     --   $     --   $     --   $     --   $     15   $    511   $  1,778   $  1,591   $  8,361   $  4,116
          --         --         --         --          2        468      1,701      1,563      8,265      4,085
    $     --   $     --   $     --   $  11.21   $   9.56   $   1.09   $   1.05   $   1.02   $   1.01   $   1.01
          --         --         --      17.2%      (4.4%)      4.3%       2.7%       0.6%       0.4%       1.0%
          --         --         --         --       1.0%       4.5%       3.0%       2.1%       0.7%       1.3%

    $ 14,688   $ 11,758   $  7,441   $     --   $     --   $ 39,142   $ 32,538   $ 13,693   $     --   $     --
       1,250      1,045        717         --         --     36,094     31,375     13,601         --         --
    $  11.75   $  11.25   $  10.38   $     --   $     --   $   1.08   $   1.04   $   1.01   $     --   $     --
        4.4%       8.4%       3.8%         --         --       4.6%       3.0%       0.7%         --         --
        0.4%         --       1.5%         --         --       4.7%       1.1%       0.6%         --         --


                        MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP
                       CONVERTIBLE--                       FLOATING RATE--                       GOVERNMENT--
                       INITIAL CLASS                        INITIAL CLASS                       INITIAL CLASS
    ----------------------------------------------------   ---------------   ----------------------------------------------------
      2006       2005       2004       2003       2002          2006           2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
    $      1   $      1   $     --   $     --   $     --      $     --       $     31   $  1,020   $    898   $    767   $    650
          --         --         --         --         --            --              2         72         64         56         48
    $  12.32   $  11.23   $  10.63   $  10.09   $     --      $     --       $  14.69   $  14.22   $  13.99   $  13.63   $  13.47
        9.6%       5.7%       5.4%       7.6%         --            --           3.3%       1.7%       2.6%       1.2%       9.1%
        2.5%         --       2.5%      25.8%         --            --             --       3.1%       4.2%       4.7%       3.0%

    $    313   $    226   $    229   $    178   $      1      $     --       $     --   $     56   $     49   $     53   $     27
          21         17         18         15         --            --             --          5          5          5          3
    $  14.85   $  13.48   $  12.68   $  11.98   $   9.82      $     --       $  11.14   $  10.96   $  10.74   $  10.42   $  10.25
       10.1%       6.3%       5.8%      21.9%      (1.8%)           --           1.6%       2.1%       3.1%       1.6%       2.5%
        2.7%       1.5%       5.9%      20.5%      32.0%            --             --       3.3%       9.7%       5.3%      15.2%

    $    116   $    292   $     --   $     --   $     --      $    344       $    433   $    197   $     57   $     --   $     --
           9         26         --         --         --            33             39         19          6         --         --
    $  12.52   $  11.34   $  10.42   $     --   $     --      $  10.55       $  11.05   $  10.62   $  10.37   $     --   $     --
       10.4%       8.9%       4.2%         --         --          5.5%           4.1%       2.4%       3.7%         --         --
        0.9%       1.4%         --         --         --          6.2%           1.4%       3.4%      16.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                   MAINSTAY VP
                                                                    HIGH YIELD
                                                                 CORPORATE BOND--
                                                                  INITIAL CLASS
                                               ----------------------------------------------------
                                                 2006       2005       2004       2003       2002
                                               ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $    157   $  4,349   $  3,917   $  3,188   $  2,027
Units Outstanding............................         8        261        241        219        189
Variable Accumulation Unit Value.............  $  18.51   $  16.64   $  16.27   $  14.54   $  10.73
Total Return.................................     11.2%       2.2%      11.9%      35.4%       1.3%
Investment Income Ratio......................      0.1%       6.0%       7.1%       7.5%      11.3%

SERIES II POLICIES (b)
Net Assets...................................  $    194   $    131   $     58   $     68   $     42
Units Outstanding............................        11          9          4          5          4
Variable Accumulation Unit Value.............  $  16.91   $  15.13   $  14.73   $  13.10   $   9.63
Total Return.................................     11.8%       2.7%      12.4%      36.0%      (3.7%)
Investment Income Ratio......................      2.5%       7.7%      13.5%       7.8%      48.0%

SERIES III POLICIES (c)
Net Assets...................................  $  5,915   $  2,391   $    391   $     --   $     --
Units Outstanding............................       468        212         36         --         --
Variable Accumulation Unit Value.............  $  12.63   $  11.27   $  10.95   $     --   $     --
Total Return.................................     12.0%       2.9%       9.5%         --         --
Investment Income Ratio......................      2.7%       6.2%      24.4%         --         --


                                                                   MAINSTAY VP
                                                              INTERNATIONAL EQUITY--
                                                                  INITIAL CLASS
                                               ----------------------------------------------------
                                                 2006       2005       2004       2003       2002
                                               ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $ 67,923   $ 52,190   $ 49,629   $ 16,086   $ 12,713
Units Outstanding............................     3,618      3,626      3,697      1,396      1,425
Variable Accumulation Unit Value.............  $  18.77   $  14.40   $  13.42   $  11.52   $   8.92
Total Return.................................     30.4%       7.2%      16.5%      29.1%      (5.1%)
Investment Income Ratio......................      0.3%       1.7%       1.8%       1.9%       1.4%

SERIES II POLICIES (b)
Net Assets...................................  $  1,377   $  1,004   $    846   $    310   $     55
Units Outstanding............................        66         63         57         24          6
Variable Accumulation Unit Value.............  $  21.00   $  16.03   $  14.88   $  12.71   $   9.80
Total Return.................................     31.0%       7.7%      17.1%      29.7%      (2.0%)
Investment Income Ratio......................      0.4%       1.5%       4.2%       5.3%      16.3%

SERIES III POLICIES (c)
Net Assets...................................  $ 23,036   $  6,744   $  3,331   $     --   $     --
Units Outstanding............................     1,404        540        288         --         --
Variable Accumulation Unit Value.............  $  16.41   $  12.50   $  11.57   $     --   $     --
Total Return.................................     31.3%       8.0%      15.7%         --         --
Investment Income Ratio......................      0.5%       1.8%       3.0%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        MAINSTAY VP
                            ICAP                                               MAINSTAY VP
                      SELECT EQUITY--                                       INCOME & GROWTH--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------
    $    176   $    430   $    396   $    353   $    258   $      1   $      1   $     --   $     --   $     --
          12         36         34         34         31         --         --         --         --         --
    $  14.26   $  12.04   $  11.49   $  10.39   $   8.18   $  12.06   $  10.39   $     --   $     --   $     --
       18.5%       4.7%      10.6%      27.1%     (23.4%)     16.1%       3.9%         --         --         --
        0.2%       1.0%       1.0%       0.8%       0.6%       0.7%       3.0%         --         --         --

    $     --   $     56   $     47   $     36   $     27   $     --   $      5   $      4   $      4   $      2
          --          4          3          3          3         --         --         --         --         --
    $  16.30   $  14.98   $  14.24   $  12.82   $  10.04   $  12.46   $  12.48   $  11.95   $  10.63   $   8.28
        8.8%       5.2%      11.1%      27.6%       0.4%      (0.1%)      4.4%      12.4%      28.4%     (17.2%)
          --       1.0%       2.9%       0.8%       3.6%         --       1.2%       4.8%       1.9%       1.9%

    $      5   $    218   $     20   $     --   $     --   $     22   $    932   $     49   $     --   $     --
          15         19          2         --         --         74         79          4         --         --
    $  13.54   $  11.35   $  10.76   $     --   $     --   $  13.80   $  11.81   $  11.28   $     --   $     --
       19.3%       5.4%       7.6%         --         --      16.9%       4.7%      12.8%         --         --
        0.3%       1.8%       1.5%         --         --       0.6%       3.0%       4.2%         --         --


                        MAINSTAY VP                                            MAINSTAY VP
                     LARGE CAP GROWTH--                                       MID CAP CORE--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------
    $     97   $    281   $    254   $    252   $    178   $     --   $     --   $     --   $     --   $     --
          15         47         44         42         38         --         --         --         --         --
    $   6.39   $   6.00   $   5.79   $   5.97   $   4.69   $     --   $     --   $     --   $     --   $     --
        6.5%       3.6%      (3.0%)     27.2%     (28.7%)        --         --         --         --         --
        0.1%         --       0.2%       0.2%       0.1%         --         --         --         --         --

    $     67   $     63   $     48   $    158   $     68   $ 46,294   $ 40,564   $ 35,255   $     45   $     16
           6          6          5         16          9      2,176      2,186      2,196          3          2
    $  10.94   $  10.22   $   9.82   $  10.08   $   7.89   $  21.28   $  18.56   $  16.06   $  13.17   $   9.74
        7.0%       4.1%      (2.6%)     27.7%     (21.1%)     14.7%      15.6%      21.9%      35.2%      (2.6%)
        0.1%         --       0.2%       0.2%       0.4%         --       0.6%       3.2%       0.6%       2.7%

    $     28   $     31   $     14   $     --   $     --   $ 21,564   $  2,931   $  2,792   $     --   $     --
           3          3          1         --         --      1,372        214        237         --         --
    $  10.98   $  10.24   $   9.81   $     --   $     --   $  15.71   $  13.67   $  11.80   $     --   $     --
        7.2%       4.3%      (1.9%)        --         --      15.0%      15.9%      18.0%         --         --
        0.1%         --       0.9%         --         --         --       0.5%       0.5%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                              MAINSTAY VP                      MAINSTAY VP
                                                                MID CAP                          MID CAP
                                                                GROWTH--                         VALUE--
                                                             INITIAL CLASS                    INITIAL CLASS
                                                     ------------------------------   ------------------------------
                                                       2006       2005       2004       2006       2005       2004
                                                     ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --   $ 64,974   $ 57,377   $ 54,668
Units Outstanding..................................        --         --         --      4,793      4,815      4,837
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $  13.56   $  11.92   $  11.30
Total Return.......................................        --         --         --      13.8%       5.4%      13.0%
Investment Income Ratio............................        --         --         --       0.1%       0.8%       5.3%

SERIES III POLICIES (c)
Net Assets.........................................  $  9,851   $    466   $    144   $    221   $    182   $     12
Units Outstanding..................................       663         34         12         17         16          1
Variable Accumulation Unit Value...................  $  14.85   $  13.60   $  11.61   $  12.78   $  11.21   $  10.60
Total Return.......................................      9.2%      17.1%      16.1%      14.0%       5.7%       6.0%
Investment Income Ratio............................        --         --         --       0.1%       2.0%       9.6%


                                                                        MAINSTAY VP
                                                                       TOTAL RETURN--
                                                                       INITIAL CLASS
                                                     --------------------------------------------------
                                                       2006       2005       2004      2003      2002
                                                     --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $  2,941   $  1,891   $  1,361   $ 1,256   $   797
Units Outstanding..................................       281        196        150       146       110
Variable Accumulation Unit Value...................  $  10.47   $   9.63   $   9.10   $  8.62   $  7.25
Total Return.......................................      8.7%       5.8%       5.6%     18.8%    (17.1%)
Investment Income Ratio............................      0.9%       1.8%       1.8%      1.9%      2.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................        --         --         --        --        --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $    --   $    --
Total Return.......................................        --         --         --        --        --
Investment Income Ratio............................        --         --         --        --        --

SERIES III POLICIES (c)
Net Assets.........................................  $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................        --         --         --        --        --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $    --   $    --
Total Return.......................................        --         --         --        --        --
Investment Income Ratio............................        --         --         --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP                                 MAINSTAY VP
                      S&P 500 INDEX--                            SMALL CAP GROWTH--
                       INITIAL CLASS                               INITIAL CLASS
    ----------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004
-----------------------------------------------------------------------------------------
    $131,923   $119,908   $118,599   $ 93,168   $ 74,054   $     --   $     --   $     --
       9,685     10,091     10,385      8,951      9,057         --         --         --
    $  13.62   $  11.88   $  11.42   $  10.41   $   8.18   $     --   $     --   $     --
       14.6%       4.1%       9.7%      27.3%     (22.8%)        --         --         --
        0.5%       1.2%       1.8%       1.4%       1.3%         --         --         --

    $    534   $    319   $    297   $    255   $     33   $     --   $     --   $     --
          39         26         26         24          4         --         --         --
    $  13.85   $  12.02   $  11.50   $  10.44   $   8.16   $     --   $     --   $     --
       15.1%       4.5%      10.2%      27.9%     (18.4%)        --         --         --
        0.7%       1.2%       4.5%       4.3%       9.9%         --         --         --

    $ 22,492   $ 15,506   $ 12,742   $     --   $     --   $  4,597   $     34   $      6
       1,716      1,366      1,176         --         --        398          3          1
    $  13.10   $  11.35   $  10.83   $     --   $     --   $  11.56   $  10.87   $  10.45
       15.4%       4.8%       8.3%         --         --       6.3%       4.1%       4.5%
        0.7%       1.2%       4.9%         --         --         --         --         --

                                                              AIM V.I.          AIM V.I.
                      MAINSTAY VP                            GLOBAL REAL      INTERNATIONAL
                        VALUE--                             ESTATE FUND--     GROWTH FUND--
                     INITIAL CLASS                         SERIES I SHARES   SERIES I SHARES
--------------------------------------------------------   ---------------   ---------------
      2006       2005       2004       2003       2002          2006              2006
    ----------------------------------------------------------------------------------------
    $  3,500   $  1,143   $  2,868   $      2   $      1      $     --           $     --
         259        100        265         --         --            --                 --
    $  13.49   $  11.43   $  10.83   $   9.80   $   7.75      $     --           $     --
       18.1%       5.5%      10.5%      26.5%     (21.6%)           --                 --
        0.6%       0.6%       1.9%       2.4%       2.0%            --                 --

    $157,522   $133,533   $126,588   $     59   $     40      $     75           $     --
       8,652      8,697      8,738          5          4             7                 --
    $  18.21   $  15.35   $  14.49   $  13.05   $  10.27      $  11.06           $     --
       18.6%       6.0%      11.0%      27.1%       2.7%         10.6%                 --
        0.4%       1.2%       7.4%       1.6%       9.6%          8.0%                 --

    $ 12,123   $  2,161   $    620   $     --   $     --      $  5,505           $     30
         960        203         62         --         --           445                  3
    $  12.63   $  10.62   $  10.00   $     --   $     --      $  12.38           $  11.77
       18.9%       6.2%         --         --         --         23.8%              16.7%
        0.5%       1.5%         --         --         --          4.0%               2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                             ALGER AMERICAN
                                                           LEVERAGED ALLCAP--
                                                             CLASS O SHARES
                                                     ------------------------------
                                                       2006       2005       2004
                                                     ------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $     --   $     --   $     --
Units Outstanding..................................        --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --
Total Return.......................................        --         --         --
Investment Income Ratio............................        --         --         --

SERIES II POLICIES (b)
Net Assets.........................................  $     --   $     --   $     --
Units Outstanding..................................        --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --
Total Return.......................................        --         --         --
Investment Income Ratio............................        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................  $    144   $     27   $     13
Units Outstanding..................................        10          2          1
Variable Accumulation Unit Value...................  $  14.22   $  11.92   $  10.42
Total Return.......................................     19.3%      14.4%       4.2%
Investment Income Ratio............................        --         --         --

                                                                               BARON CAPITAL
                                                       AMERICAN FUNDS            ASSETS--
                                                    GROWTH--INCOME FUND--        INSURANCE
                                                       CLASS 2 SHARES             SHARES
                                                    ---------------------   -------------------
                                                            2006              2006       2005
                                                    -------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................        $    --          $     --   $     --
Units Outstanding..................................             --                --         --
Variable Accumulation Unit Value...................        $    --          $     --   $     --
Total Return.......................................             --                --         --
Investment Income Ratio............................             --                --         --

SERIES II POLICIES (b)
Net Assets.........................................        $    --          $     71   $     --
Units Outstanding..................................             --                 7         --
Variable Accumulation Unit Value...................        $    --          $  10.53   $     --
Total Return.......................................             --              5.3%         --
Investment Income Ratio............................             --                --         --

SERIES III POLICIES (c)
Net Assets.........................................        $     5          $    788   $    128
Units Outstanding..................................              1                68         13
Variable Accumulation Unit Value...................        $  9.96          $  11.59   $  10.04
Total Return.......................................          (0.4%)            15.5%       0.4%
Investment Income Ratio............................             --                --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                       ALGER AMERICAN                        AMERICAN CENTURY(R) VP
                   SMALL CAPITALIZATION--                            VALUE--
                       CLASS O SHARES                               CLASS II
    ----------------------------------------------------   ---------------------------
      2006       2005       2004       2003       2002      2006      2005      2004
    ----------------------------------------------------------------------------------
    $     24   $     19   $    230   $    199   $     98   $    --   $    --   $    --
           2          2         25         25         17        --        --        --
    $  12.79   $  10.73   $   9.24   $   7.99   $   5.65   $    --   $    --   $    --
       19.2%      16.1%      15.8%      41.4%     (26.7%)       --        --        --
          --         --         --         --         --        --        --        --

    $     --   $     --   $    115   $     72   $     --   $   349   $   173   $   112
          --         --          8          6         --        26        15        10
    $     --   $     --   $  14.26   $  12.27   $     --   $ 13.52   $ 11.44   $ 10.94
          --         --      16.3%      22.7%         --     18.2%      4.6%      9.4%
          --         --         --         --         --      1.1%      0.7%        --

    $  1,950   $    189   $     59   $     --   $     --   $   227   $    70   $    --
         131         15          6         --         --        18         7        --
    $  14.86   $  12.38   $  10.59   $     --   $     --   $ 12.34   $ 10.41   $    --
       20.1%      16.9%       5.9%         --         --     18.5%      4.1%        --
          --         --         --         --         --      0.6%      0.5%        --


                        CALVERT                                                        DREYFUS IP
                    SOCIAL BALANCED                      DAVIS VALUE               TECHNOLOGY GROWTH--
                       PORTFOLIO                          PORTFOLIO                  INITIAL SHARES
    -----------------------------------------------   -----------------   -------------------------------------
     2006      2005      2004      2003      2002      2006      2005      2006      2005      2004      2003
    -----------------------------------------------------------------------------------------------------------
    $    --   $     7   $     7   $    27   $    25   $    --   $    --   $    --   $    --   $    --   $    --
         --         1         1         2         3        --        --        --        --        --        --
    $ 12.64   $ 12.42   $ 11.84   $ 11.01   $  9.29   $    --   $    --   $    --   $    --   $    --   $    --
       1.8%      4.9%      7.5%     18.5%    (12.8%)       --        --        --        --        --        --
         --      0.0%      1.2%      2.1%      4.7%        --        --        --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   143   $    82   $    --   $    --   $    --   $     1
         --        --        --        --        --        13         8        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $ 11.31   $  9.86   $  9.86   $    --   $  9.79   $  9.90
         --        --        --        --        --     14.7%     (1.4%)     0.7%        --     (1.1%)    (1.0%)
         --        --        --        --        --      0.6%     43.1%        --        --        --        --

    $    22   $   865   $   402   $    --   $    --   $   315   $   118   $   376   $   336   $   133   $    --
          2        76        37        --        --        28        12        36        33        14        --
    $ 12.38   $ 11.38   $ 10.77   $    --   $    --   $ 11.34   $  9.86   $ 10.50   $ 10.07   $  9.70   $    --
       8.8%      5.7%      7.7%        --        --     15.0%     (1.4%)     4.3%      3.8%     (3.0%)       --
       0.3%      1.5%      6.4%        --        --      1.1%        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                DREYFUS VIF                         DREYFUS VIF
                                                                 DEVELOPING                           EMERGING
                                                                 LEADERS--                           LEADERS--
                                                               INITIAL SHARES                      INITIAL SHARES
                                            ----------------------------------------------------   --------------
                                              2006       2005       2004       2003       2002          2006
                                            ---------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --      $     --
Units Outstanding.........................        --         --         --         --         --            --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --      $     --
Total Return..............................        --         --         --         --         --            --
Investment Income Ratio...................        --         --         --         --         --            --

SERIES II POLICIES (b)
Net Assets................................  $     --   $    256   $    178   $    198   $     34      $     --
Units Outstanding.........................        --         22         16         20          4            --
Variable Accumulation Unit Value..........  $  10.90   $  11.66   $  11.05   $   9.95   $   7.57      $     --
Total Return..............................     (6.5%)      5.5%      11.1%      31.4%     (24.3%)           --
Investment Income Ratio...................      0.6%         --       0.3%         --       0.1%            --

SERIES III POLICIES (c)
Net Assets................................  $     35   $     75   $     22   $     --   $     --      $     18
Units Outstanding.........................         3          7          2         --         --             2
Variable Accumulation Unit Value..........  $  11.30   $  10.89   $  10.29   $     --   $     --      $  10.81
Total Return..............................      3.7%       5.8%       2.9%         --         --          8.1%
Investment Income Ratio...................      0.5%         --       0.5%         --         --            --


                                                              FIDELITY(R) VIP
                                                              EQUITY-INCOME--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     60   $  2,172   $  1,873   $  1,518   $    947
Units Outstanding.........................         4        165        149        134        108
Variable Accumulation Unit Value..........  $  15.74   $  13.18   $  12.54   $  11.32   $   8.75
Total Return..............................     19.4%       5.1%      10.8%      29.4%     (17.5%)
Investment Income Ratio...................      2.5%       1.6%       1.6%       1.4%       1.8%

SERIES II POLICIES (b)
Net Assets................................  $     --   $     58   $     49   $     38   $     43
Units Outstanding.........................        --          4          3          3          4
Variable Accumulation Unit Value..........  $  16.97   $  15.69   $  14.86   $  13.35   $  10.27
Total Return..............................      8.2%       5.6%      11.3%      30.0%       2.7%
Investment Income Ratio...................      2.5%       1.4%       3.8%       1.9%         --

SERIES III POLICIES (c)
Net Assets................................  $  8,274   $  3,577   $  1,737   $     --   $     --
Units Outstanding.........................       514        311        160         --         --
Variable Accumulation Unit Value..........  $  13.77   $  11.46   $  10.82   $     --   $     --
Total Return..............................     20.2%       5.9%       8.2%         --         --
Investment Income Ratio...................      3.5%       0.8%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     DWS
                  SMALL CAP                                 FIDELITY(R) VIP
                 INDEX VIP--                                CONTRAFUND(R)--
               CLASS A SHARES                                INITIAL CLASS
    -------------------------------------   -----------------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2002
    ---------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $   263   $   543   $   469   $   412   $   300
         --        --        --        --        13        30        30        31        27
    $    --   $    --   $    --   $    --   $ 19.88   $ 17.92   $ 15.44   $ 13.46   $ 10.55
         --        --        --        --     10.9%     16.1%     14.7%     27.6%    (10.0%)
         --        --        --        --      1.5%      0.3%      0.3%      0.5%      0.8%

    $   102   $   188   $    73   $     1   $ 1,227   $ 1,994   $ 1,573   $   839   $   152
          7        15         6        --        69       126       116        71        17
    $ 14.85   $ 12.67   $ 12.18   $ 10.37   $ 17.67   $ 15.86   $ 13.59   $ 11.80   $  9.21
      17.2%      4.0%     17.5%      3.7%     11.4%     16.6%     15.2%     28.1%     (7.9%)
       0.6%      0.7%      0.2%        --      1.2%      0.3%      0.7%      0.2%        --

    $24,980   $ 8,970   $ 5,823   $    --   $11,897   $ 3,687   $   514   $    --   $    --
      1,816       766       519        --       822       285        46        --        --
    $ 13.75   $ 11.70   $ 11.23   $    --   $ 14.47   $ 12.95   $ 11.08   $    --   $    --
      17.5%      4.3%     12.3%        --     11.7%     16.9%     10.8%        --        --
       0.4%      0.5%      0.1%        --      1.5%      0.1%        --        --        --

      FIDELITY(R) VIP       FIDELITY(R) VIP     FIDELITY(R) VIP
       FREEDOM 2010          FREEDOM 2020        FREEDOM 2030                       FIDELITY(R) VIP
        PORTFOLIO--           PORTFOLIO--         PORTFOLIO--                           GROWTH--
      INITIAL SHARES        INITIAL SHARES      INITIAL SHARES                       INITIAL CLASS
    -------------------   -------------------   ---------------   ----------------------------------------------------
      2006       2005       2006       2005          2006           2006       2005       2004       2003       2002
    ------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --       $     --      $     --   $     --   $     --   $     --   $     --
          --         --         --         --             --            --         --         --         --         --
    $     --   $     --   $     --   $     --       $     --      $     --   $     --   $     --   $     --   $     --
          --         --         --         --             --            --         --         --         --         --
          --         --         --         --             --            --         --         --         --         --

    $     --   $     --   $     --   $     --       $     --      $     71   $    339   $    270   $    208   $     15
          --         --         --         --             --             6         31         26         21          2
    $     --   $     --   $     --   $     --       $     --      $  11.67   $  10.95   $  10.38   $  10.07   $   7.60
          --         --         --         --             --          6.6%       5.5%       3.1%      32.5%     (24.0%)
          --         --         --         --             --          0.6%       0.4%       0.7%       0.1%         --

    $    180   $    221   $    177   $     83       $    230      $  2,568   $  3,613   $  1,636   $     --   $     --
          16         22         16          8             21           229        344        165         --         --
    $  11.01   $  10.02   $  11.19   $   9.99       $  11.04      $  11.21   $  10.49   $   9.92   $     --   $     --
        9.8%       0.2%      12.0%      (0.1%)         10.4%          6.9%       5.8%      (0.8%)        --         --
        1.8%         --       1.8%         --           4.1%          0.6%       0.3%         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                              FIDELITY(R) VIP
                                                                INDEX 500--
                                                               INITIAL CLASS
                                            ----------------------------------------------------
                                              2006       2005       2004       2003       2002
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................  $  1,519   $  1,050   $    816   $    394   $     53
Units Outstanding.........................        94         75         61         33          6
Variable Accumulation Unit Value..........  $  16.08   $  13.93   $  13.32   $  12.08   $   9.43
Total Return..............................     15.4%       4.6%      10.3%      28.1%      (5.7%)
Investment Income Ratio...................      1.3%       1.5%       2.8%       0.4%         --

SERIES III POLICIES (c)
Net Assets................................  $ 26,736   $ 15,576   $  5,552   $     --   $     --
Units Outstanding.........................     2,049      1,381        516         --         --
Variable Accumulation Unit Value..........  $  13.04   $  11.27   $  10.75   $     --   $     --
Total Return..............................     15.7%       4.8%       7.5%         --         --
Investment Income Ratio...................      1.3%       0.7%         --         --         --


                                                             FIDELITY(R) VIP
                                                                OVERSEAS--
                                                              INITIAL CLASS
                                           ----------------------------------------------------
                                             2006       2005       2004       2003       2002
                                           ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................ $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................       --         --         --         --         --
Variable Accumulation Unit Value.......... $     --   $     --   $     --   $     --   $     --
Total Return..............................       --         --         --         --         --
Investment Income Ratio...................       --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................ $     --   $    165   $     --   $     10   $      2
Units Outstanding.........................       --         11         --          1         --
Variable Accumulation Unit Value.......... $  15.82   $  14.53   $  14.40   $  13.23   $   9.25
Total Return..............................     8.9%       0.9%       8.9%      43.0%      (7.5%)
Investment Income Ratio...................     1.4%         --       3.2%       0.4%         --

SERIES III POLICIES (c)
Net Assets................................ $ 14,042   $  4,129   $    705   $     --   $     --
Units Outstanding.........................      955        332         67         --         --
Variable Accumulation Unit Value.......... $  14.70   $  12.45   $  10.46   $     --   $     --
Total Return..............................    18.1%      19.0%       4.6%         --         --
Investment Income Ratio...................     0.4%       0.2%         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      FIDELITY(R) VIP
                         INVESTMENT                                          FIDELITY(R) VIP
                        GRADE BOND--                                            MID-CAP--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $  1,653   $  1,150   $    926   $    616   $    239   $  1,196   $    739   $    584   $    276   $     18
         131         95         78         54         22         61         42         39         23          2
    $  12.59   $  12.10   $  11.87   $  11.39   $  10.86   $  19.74   $  17.56   $  14.88   $  11.95   $   8.64
        4.1%       1.9%       4.2%       4.9%       8.6%      12.4%      18.0%      24.6%      38.3%     (13.6%)
        3.4%       3.5%      11.0%       2.4%         --       0.3%         --         --       0.1%         --

    $  2,444   $  1,191   $    115   $     --   $     --   $ 17,242   $  9,912   $  4,230   $     --   $     --
         221        113         11         --         --      1,115        721        365         --         --
    $  11.04   $  10.58   $  10.35   $     --   $     --   $  15.46   $  13.72   $  11.59   $     --   $     --
        4.3%       2.2%       3.5%         --         --      12.7%      18.3%      15.9%         --         --
        2.8%       0.9%         --         --         --       0.3%         --         --         --         --

                                                         JANUS ASPEN
           FIDELITY(R) VIP                                  SERIES
          VALUE STRATEGIES--                              BALANCED--
           SERVICE CLASS 2                           INSTITUTIONAL SHARES
    ------------------------------   ----------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $  9,579   $ 11,800   $ 11,571   $ 10,667   $  9,237
          --         --         --        517        700        736        731        717
    $     --   $     --   $     --   $  18.54   $  16.86   $  15.73   $  14.59   $  12.89
          --         --         --       9.9%       7.2%       7.8%      13.3%      (7.1%)
          --         --         --       2.1%       2.3%       2.3%       2.2%       2.4%

    $     --   $     --   $     --   $  1,623   $  1,201   $    998   $    594   $    328
          --         --         --        119         97         87         56         35
    $     --   $     --   $     --   $  13.64   $  12.35   $  11.47   $  10.60   $   9.32
          --         --         --      10.4%       7.7%       8.3%      13.8%      (6.8%)
          --         --         --       2.3%       2.4%       7.8%       2.4%       8.3%

    $    255   $    129   $     27   $  1,928   $  1,262   $    797   $     --   $     --
          18         11          2        152        110         75         --         --
    $  14.12   $  12.17   $  11.88   $  12.69   $  11.47   $  10.62   $     --   $     --
       16.0%       2.4%      18.8%      10.7%       7.9%       6.2%         --         --
        0.3%         --         --       2.2%       1.7%       3.3%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                               JANUS ASPEN                 JANUS ASPEN
                                                                 SERIES                       SERIES
                                                                 FORTY--                 MID CAP GROWTH--
                                                          INSTITUTIONAL SHARES         INSTITUTIONAL SHARES
                                                          ---------------------   ------------------------------
                                                            2006        2005        2006       2005       2004
                                                          ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --    $     --    $     --   $     --   $     --
Units Outstanding.......................................        --          --          --         --         --
Variable Accumulation Unit Value........................  $     --    $     --    $     --   $     --   $     --
Total Return............................................        --          --          --         --         --
Investment Income Ratio.................................        --          --          --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --    $     --    $     --   $     --   $     --
Units Outstanding.......................................        --          --          --         --         --
Variable Accumulation Unit Value........................  $     --    $     --    $     --   $     --   $     --
Total Return............................................        --          --          --         --         --
Investment Income Ratio.................................        --          --          --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $  4,077    $    307    $  5,191   $  3,388   $    638
Units Outstanding.......................................       364          30         363        269         57
Variable Accumulation Unit Value........................  $  11.19    $  10.24    $  14.29   $  12.58   $  11.20
Total Return............................................      9.3%        2.4%       13.6%      12.3%      12.0%
Investment Income Ratio.................................      0.5%        0.6%          --         --         --

                                                                              LORD ABBETT
                                                                             SERIES FUND--
                                                                             MID-CAP VALUE
                                                                               PORTFOLIO
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $    166   $  1,100   $  1,026   $    345   $      9
Units Outstanding.......................................         9         68         69         29          1
Variable Accumulation Unit Value........................  $  18.03   $  16.11   $  14.92   $  12.06   $   9.69
Total Return............................................     12.0%       8.0%      23.7%      24.4%      (3.1%)
Investment Income Ratio.................................      0.1%       0.5%       1.2%       1.5%       6.9%

SERIES III POLICIES (c)
Net Assets..............................................  $ 11,906   $  8,068   $  5,014   $     --   $     --
Units Outstanding.......................................       846        644        433         --         --
Variable Accumulation Unit Value........................  $  14.07   $  12.53   $  11.58   $     --   $     --
Total Return............................................     12.2%       8.2%      15.8%         --         --
Investment Income Ratio.................................      0.6%       0.5%       1.1%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        JANUS ASPEN                              LAZARD
                           SERIES                              RETIREMENT
                     WORLDWIDE GROWTH--                       INTERNATIONAL
                    INSTITUTIONAL SHARES                    EQUITY PORTFOLIO
    ----------------------------------------------------   -------------------
      2006       2005       2004       2003       2002       2006       2005
    --------------------------------------------------------------------------
    $    276   $    285   $    523   $    437   $    262   $     --   $     --
          21         25         48         42         31         --         --
    $  13.37   $  11.39   $  10.83   $  10.41   $   8.45   $     --   $     --
       17.4%       5.1%       4.0%      23.1%     (26.0%)        --         --
        1.7%       1.3%       1.1%       1.1%       0.9%         --         --

    $     --   $     96   $     63   $     30   $      1   $     --   $     --
          --          9          6          3         --         --         --
    $  10.53   $  10.79   $  10.21   $   9.77   $   7.90   $     --   $     --
       (2.4%)      5.6%       4.5%      23.7%     (21.0%)        --         --
        2.2%       1.5%       3.1%       1.4%       1.5%         --         --

    $    599   $    457   $    128   $     --   $     --   $  2,291   $     26
          49         44         13         --         --        172          2
    $  12.18   $  10.31   $   9.74   $     --   $     --   $  13.32   $  10.87
       18.2%       5.9%      (2.6%)        --         --      22.5%       8.7%
        2.0%       1.4%       1.4%         --         --       1.4%       1.0%

                                                                       MFS(R)
                      MFS(R) INVESTORS                             NEW DISCOVERY
                       TRUST SERIES--                                 SERIES--
                       INITIAL CLASS                               INITIAL CLASS
    ----------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --

    $    194   $    176   $    169   $    109   $     47   $     --   $     --   $     --
          12         13         13          9          5         --         --         --
    $  15.54   $  13.79   $  12.88   $  11.60   $   9.52   $     --   $     --   $     --
       12.7%       7.0%      11.1%      21.8%      (4.8%)        --         --         --
        0.5%       0.5%       1.7%       0.5%         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     15   $    596   $    315
          --         --         --         --         --          1         57         32
    $     --   $     --   $     --   $     --   $     --   $  11.84   $  10.46   $   9.94
          --         --         --         --         --      13.2%       5.2%      (0.6%)
          --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                 MFS(R)
                                                                           UTILITIES SERIES--
                                                                             INITIAL CLASS
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $      8   $     --   $    224   $    169
Units Outstanding.......................................        --          1         --         20         21
Variable Accumulation Unit Value........................  $  13.64   $  12.92   $  11.75   $  11.14   $   8.21
Total Return............................................      5.6%      10.0%       5.5%      35.6%     (17.9%)
Investment Income Ratio.................................      4.3%         --       8.2%       2.3%       3.4%

SERIES III POLICIES (c)
Net Assets..............................................  $    621   $     15   $     --   $     --   $     --
Units Outstanding.......................................        41          1         --         --         --
Variable Accumulation Unit Value........................  $  15.08   $  11.49   $     --   $     --   $     --
Total Return............................................     31.3%      14.9%         --         --         --
Investment Income Ratio.................................      0.4%         --         --         --         --

                                                                             MORGAN STANLEY
                                                                                  UIF
                                                                           U.S. REAL ESTATE--
                                                                                CLASS I
                                                          ----------------------------------------------------
                                                            2006       2005       2004       2003       2002
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $    378   $    594   $    952   $    658   $    221
Units Outstanding.......................................        14         30         56         53         24
Variable Accumulation Unit Value........................  $  27.09   $  19.67   $  16.85   $  12.38   $   9.03
Total Return............................................     37.7%      16.8%      36.1%      37.2%      (9.7%)
Investment Income Ratio.................................      0.7%       1.0%       4.6%         --       5.0%

SERIES III POLICIES (c)
Net Assets..............................................  $  5,238   $  2,628   $    809   $     --   $     --
Units Outstanding.......................................       237        164         59         --         --
Variable Accumulation Unit Value........................  $  22.10   $  16.01   $  13.67   $     --   $     --
Total Return............................................     38.0%      17.1%      36.7%         --         --
Investment Income Ratio.................................      1.1%       0.9%       1.9%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

            MORGAN STANLEY                              MORGAN STANLEY
                 UIF                                         UIF
           EMERGING MARKETS                            EMERGING MARKETS
                DEBT--                                     EQUITY--
               CLASS I                                     CLASS I
    ------------------------------   ----------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     56   $     40   $     29   $     31   $     20
          --         --         --          2          2          2          3          3
    $     --   $     --   $     --   $  23.19   $  17.03   $  12.81   $  10.48   $   7.05
          --         --         --      36.2%      32.9%      22.3%      48.6%      (9.5%)
          --         --         --       0.8%       0.6%       0.7%         --         --

    $    116   $     64   $     --   $     78   $     86   $     --   $     --   $     --
           9          6         --          5          7         --         --         --
    $  12.52   $  11.33   $     --   $  16.65   $  12.17   $     --   $     --   $     --
       10.5%      13.3%         --      36.8%      21.7%         --         --         --
        8.1%       6.2%         --       0.7%       0.5%         --         --         --

    $    193   $     16   $     --   $  3,353   $  1,428   $    481   $     --   $     --
          14          1         --        164         96         43         --         --
    $  13.47   $  12.15   $  10.82   $  20.45   $  14.91   $  11.14   $     --   $     --
       10.8%      12.3%       8.2%      37.1%      33.9%      11.4%         --         --
       10.4%       6.6%      85.3%       0.8%       0.3%         --         --         --

              PIMCO LOW                        PIMCO REAL                      PIMCO TOTAL               PIMCO U.S.
              DURATION--                        RETURN--                         RETURN--               GOVERNMENT--
            ADMINISTRATIVE                   ADMINISTRATIVE                   ADMINISTRATIVE           ADMINISTRATIVE
             CLASS SHARES                     CLASS SHARES                     CLASS SHARES             CLASS SHARES
    ------------------------------   ------------------------------   ------------------------------   --------------
      2006       2005       2004       2006       2005       2004       2006       2005       2004          2006
    -----------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --      $     --
          --         --         --         --         --         --         --         --         --            --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --      $     --
          --         --         --         --         --         --         --         --         --            --
          --         --         --         --         --         --         --         --         --            --

    $     --   $    228   $    152   $     90   $    137   $     78   $     69   $    217   $     --      $     --
          --         23         15          9         13          8          7         21         --            --
    $  10.12   $  10.08   $  10.00   $  10.42   $  10.37   $  10.18   $  10.56   $  10.19   $     --      $     --
        0.5%       0.8%         --       0.5%       1.8%       1.8%       3.6%       1.9%         --            --
        3.9%       2.9%       5.5%       4.2%       2.9%       4.5%       4.4%       3.7%         --            --

    $    264   $     58   $     48   $  2,622   $  1,237   $     24   $ 14,366   $  8,384   $  3,027      $    579
          25          6          5        250        119          2      1,305        790        292            54
    $  10.54   $  10.11   $  10.00   $  10.48   $  10.40   $  10.19   $  11.01   $  10.60   $  10.35      $  10.64
        4.3%       1.0%         --       0.7%       2.1%       1.9%       3.8%       2.5%       3.5%            --
        4.1%       1.8%       1.9%       4.2%       3.1%       1.7%       4.3%       3.2%       2.1%          4.0%

                 ROYCE
               MICRO-CAP
              PORTFOLIO--
            INVESTMENT CLASS
     ------------------------------
       2006       2005       2004
     ------------------------------
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --
     $    405   $    156   $     84
           27         13          8
     $  14.82   $  12.25   $  11.01
        20.9%      11.3%      10.1%
         0.3%       0.7%         --
     $  1,722   $    642   $    211
          116         52         19
     $  14.90   $  12.29   $  11.01
        21.2%      11.6%      10.1%
         0.3%       0.6%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                 ROYCE                   SCUDDER VIT
                                                               SMALL-CAP                EAFE(R) EQUITY
                                                              PORTFOLIO--                INDEX FUND--
                                                           INVESTMENT CLASS             CLASS A SHARES
                                                          -------------------   ------------------------------
                                                            2006       2005       2006       2005       2004
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $  10.50   $     --   $     --   $     --   $     --
Total Return............................................      5.0%         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $  1,546   $    187   $     --   $     --   $      1
Units Outstanding.......................................       132         18         --         --         --
Variable Accumulation Unit Value........................  $  11.72   $  10.15   $     --   $     --   $  11.12
Total Return............................................     15.4%       1.5%         --         --      11.2%
Investment Income Ratio.................................      0.1%         --         --         --         --


                                                             T. ROWE PRICE              T. ROWE PRICE
                                                               INDEX 500                INTERNATIONAL
                                                               PORTFOLIO               STOCK PORTFOLIO
                                                          -------------------   ------------------------------
                                                            2006       2005       2006       2005       2004
                                                          ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.......................................        --         --         --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --   $     --   $     --
Total Return............................................        --         --         --         --         --
Investment Income Ratio.................................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $    377   $    275   $    117
Units Outstanding.......................................        --         --         24         21         10
Variable Accumulation Unit Value........................  $     --   $     --   $  15.50   $  13.04   $  11.27
Total Return............................................        --         --      18.8%      15.7%      12.7%
Investment Income Ratio.................................        --         --       1.4%       1.8%       9.9%

SERIES III POLICIES (c)
Net Assets..............................................  $    347   $     24   $    905   $    375   $    251
Units Outstanding.......................................        28          2         58         29         22
Variable Accumulation Unit Value........................  $  12.20   $  10.57   $  15.44   $  12.96   $  11.17
Total Return............................................     15.4%       5.7%      19.1%      16.0%      11.7%
Investment Income Ratio.................................      2.4%       2.4%       0.9%       1.3%       2.7%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


            T. ROWE PRICE                               T. ROWE PRICE
              BLUE CHIP                                 EQUITY INCOME
           GROWTH PORTFOLIO                               PORTFOLIO
    ------------------------------   ----------------------------------------------------
      2006       2005       2004       2006       2005       2004       2003       2002
    -------------------------------------------------------------------------------------
    $     --   $     --   $     --   $    659   $    460   $    412   $    286   $    213
          --         --         --         38         32         29         23         21
    $     --   $     --   $     --   $  17.20   $  14.56   $  14.11   $  12.36   $   9.92
          --         --         --      18.1%       3.2%      14.1%      24.6%     (13.7%)
          --         --         --       1.7%       1.5%       1.6%       1.6%       1.6%

    $    141   $    241   $    201   $  1,681   $  2,588   $  2,044   $  1,668   $    703
          11         21         19        113        207        170        159         84
    $  12.31   $  11.25   $  10.65   $  14.81   $  12.48   $  12.04   $  10.50   $   8.39
        9.4%       5.7%       6.5%      18.7%       3.7%      14.6%      25.2%     (16.1%)
        0.2%       0.1%       6.8%       1.6%       1.6%       4.5%       1.9%       2.1%

    $  7,222   $  8,056   $  4,500   $ 12,882   $  8,428   $  3,620   $     --   $     --
         567        694        411        934        727        325         --         --
    $  12.73   $  11.61   $  10.96   $  13.78   $  11.59   $  11.15   $     --   $     --
        9.7%       5.9%       9.6%      19.0%       3.9%      11.5%         --         --
        0.3%       0.1%       2.3%       1.6%       1.4%       2.6%         --         --

                                                                   T. ROWE PRICE                    T. ROWE PRICE
                       T. ROWE PRICE                                NEW AMERICA                   PERSONAL STRATEGY
                        LIMITED-TERM                                   GROWTH                          BALANCED
                       BOND PORTFOLIO                                PORTFOLIO                        PORTFOLIO
    ----------------------------------------------------   ------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2006       2005       2004
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --

    $    101   $     93   $    200   $    134   $     33   $    295   $     75   $     --   $     --   $     --   $     --
           9          9         19         13          3         24          7         --         --         --         --
    $  11.22   $  10.80   $  10.64   $  10.55   $  10.15   $  12.22   $  10.64   $     --   $     --   $     --   $     --
        3.8%       1.5%       0.9%       4.0%       1.5%      14.9%       6.4%         --         --         --         --
        4.0%       3.5%       9.2%       3.6%       4.5%       0.1%         --         --         --         --         --

    $    873   $    325   $     63   $     --   $     --   $  1,011   $    449   $     49   $ 19,466   $  7,790   $  5,185
          82         32          6         --         --         87         42          5      1,497        670        475
    $  10.65   $  10.23   $  10.05   $     --   $     --   $  11.58   $  10.79   $  10.32   $  13.00   $  11.62   $  10.92
        4.1%       1.8%       0.5%         --         --       7.3%       4.5%       3.2%      11.9%       6.4%       9.2%
        3.8%       3.0%       4.6%         --         --       0.1%         --       0.3%       2.3%       1.6%       2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                     VAN ECK
                                                                    WORLDWIDE
                                                                ABSOLUTE RETURN--
                                                               INITIAL CLASS SHARES
                                                          ------------------------------
                                                            2006       2005       2004
                                                          ------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --   $     --   $     --
Units Outstanding.......................................        --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --
Total Return............................................        --         --         --
Investment Income Ratio.................................        --         --         --

SERIES II POLICIES (b)
Net Assets..............................................  $     --   $     --   $     --
Units Outstanding.......................................        --         --         --
Variable Accumulation Unit Value........................  $     --   $     --   $     --
Total Return............................................        --         --         --
Investment Income Ratio.................................        --         --         --

SERIES III POLICIES (c)
Net Assets..............................................  $    244   $     75   $      9
Units Outstanding.......................................        23          8          1
Variable Accumulation Unit Value........................  $  10.79   $   9.93   $   9.91
Total Return............................................      8.7%       0.2%      (0.9%)
Investment Income Ratio.................................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the funds, provide a reasonable basis for our opinion.

(PRICEWATERHOUSECOOPERS LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2007

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